UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	13,516,281,746	24,632,173,938
0.0%	Other Investment Company	6,331,916	6,331,916
0.4%	Short-Term Investment	84,800,000	84,800,000
99.9%	Total Investments	13,607,413,662	24,723,305,854
0.1%	Other Assets and Liabilities, Net		27,620,091
100.0%	Net Assets		24,750,925,945

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	10,672,962
Delphi Automotive plc	336,400	23,568,184
Ford Motor Co.	4,889,397	60,432,947
General Motors Co.	1,742,800	63,803,908
Harley-Davidson, Inc.	223,470	12,746,729
The Goodyear Tire & Rubber Co.	344,936	11,172,477
		182,397,207

Banks 6.6%
Bank of America Corp.	12,689,611	287,292,793
BB&T Corp.	1,028,826	47,521,473
Citigroup, Inc.	3,579,347	199,834,943
Citizens Financial Group, Inc.	656,200	23,734,754
Comerica, Inc.	211,070	14,253,557
Fifth Third Bancorp	940,929	24,558,247
Huntington Bancshares, Inc.	1,354,493	18,326,290
JPMorgan Chase & Co.	4,490,731	380,050,565
KeyCorp	1,327,498	23,855,139
M&T Bank Corp.	192,098	31,229,372
People's United Financial, Inc.	406,600	7,623,750
Regions Financial Corp.	1,567,445	22,586,882
SunTrust Banks, Inc.	605,816	34,422,465
The PNC Financial Services Group, Inc.	615,878	74,188,664
U.S. Bancorp	2,005,928	105,612,109
Wells Fargo & Co.	5,674,509	319,645,092
Zions Bancorp	250,998	10,589,606
		1,625,325,701

Capital Goods 7.3%
3M Co.	753,319	131,695,227
Acuity Brands, Inc.	53,000	10,983,190
Allegion plc	115,333	7,573,918
AMETEK, Inc.	289,400	14,788,340
Arconic, Inc.	576,054	13,128,271
Caterpillar, Inc.	735,662	70,373,427
Cummins, Inc.	195,262	28,705,467
Deere & Co.	362,586	38,814,831
Dover Corp.	198,670	15,446,592
Eaton Corp. plc	563,338	39,873,064
Emerson Electric Co.	815,215	47,820,512
Security	Number of Shares	Value ($)
Fastenal Co.	355,398	17,656,173
Flowserve Corp.	175,000	8,603,000
Fluor Corp.	174,382	9,678,201
Fortive Corp.	384,687	21,277,038
Fortune Brands Home & Security, Inc.	185,000	10,199,050
General Dynamics Corp.	359,960	65,181,557
General Electric Co.	11,125,457	330,426,073
Honeywell International, Inc.	959,629	113,543,303
Illinois Tool Works, Inc.	399,036	50,757,379
Ingersoll-Rand plc	328,000	26,026,800
Jacobs Engineering Group, Inc. *	160,934	9,422,686
Johnson Controls International plc	1,172,802	51,579,832
L3 Technologies, Inc.	97,283	15,437,839
Lockheed Martin Corp.	315,391	79,267,220
Masco Corp.	419,488	13,822,130
Northrop Grumman Corp.	223,467	51,191,820
PACCAR, Inc.	431,250	29,027,437
Parker-Hannifin Corp.	164,036	24,134,617
Pentair plc	208,982	12,252,615
Quanta Services, Inc. *	179,900	6,456,611
Raytheon Co.	367,988	53,049,150
Rockwell Automation, Inc.	159,921	23,666,709
Rockwell Collins, Inc.	158,605	14,394,990
Roper Technologies, Inc.	123,800	23,751,030
Snap-on, Inc.	72,782	13,212,116
Stanley Black & Decker, Inc.	190,281	23,594,844
Textron, Inc.	341,504	16,177,044
The Boeing Co.	719,654	117,605,857
TransDigm Group, Inc.	61,000	13,200,400
United Rentals, Inc. *	110,100	13,928,751
United Technologies Corp.	956,158	104,861,848
W.W. Grainger, Inc.	69,927	17,661,462
Xylem, Inc.	227,400	11,213,094
		1,811,461,515

Commercial & Professional Supplies 0.6%
Cintas Corp.	113,876	13,222,142
Equifax, Inc.	146,261	17,153,490
Nielsen Holdings plc	416,600	17,043,106
Pitney Bowes, Inc.	231,591	3,686,929
Republic Services, Inc.	289,334	16,601,985
Robert Half International, Inc.	156,742	7,376,279
Stericycle, Inc. *	114,100	8,801,674
The Dun & Bradstreet Corp.	46,800	5,738,616
Verisk Analytics, Inc. *	199,900	16,519,736
Waste Management, Inc.	497,616	34,584,312
		140,728,269

Consumer Durables & Apparel 1.3%
Coach, Inc.	361,928	13,518,011
D.R. Horton, Inc.	422,016	12,622,498
Garmin Ltd.	155,100	7,489,779
Hanesbrands, Inc.	481,600	11,418,736
Harman International Industries, Inc.	85,956	9,554,869
Hasbro, Inc.	139,417	11,503,297

1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leggett & Platt, Inc.	157,894	7,534,702
Lennar Corp., Class A	248,318	11,087,399
Mattel, Inc.	415,494	10,890,098
Michael Kors Holdings Ltd. *	212,100	9,080,001
Mohawk Industries, Inc. *	78,300	16,900,272
Newell Brands, Inc.	619,250	29,309,102
NIKE, Inc., Class B	1,668,048	88,239,739
PulteGroup, Inc.	370,186	7,962,701
PVH Corp.	99,900	9,371,619
Ralph Lauren Corp.	69,126	6,112,812
Under Armour, Inc., Class A *(b)	224,300	4,820,207
Under Armour, Inc., Class C *	225,892	4,341,644
VF Corp.	410,264	21,120,391
Whirlpool Corp.	96,622	16,898,221
		309,776,098

Consumer Services 1.6%
Carnival Corp.	529,221	29,308,259
Chipotle Mexican Grill, Inc. *	36,959	15,576,001
Darden Restaurants, Inc.	146,748	10,753,693
H&R Block, Inc.	284,905	6,114,061
Marriott International, Inc., Class A	404,726	34,239,820
McDonald's Corp.	1,046,338	128,249,649
Royal Caribbean Cruises Ltd.	212,600	19,905,738
Starbucks Corp.	1,817,524	100,363,675
Wyndham Worldwide Corp.	136,364	10,780,938
Wynn Resorts Ltd.	95,000	9,635,850
Yum! Brands, Inc.	425,085	27,855,820
		392,783,504

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	66,000	10,055,760
American Express Co.	968,241	73,954,248
Ameriprise Financial, Inc.	198,514	22,287,167
Berkshire Hathaway, Inc., Class B *	2,383,530	391,232,614
BlackRock, Inc.	153,200	57,293,736
Capital One Financial Corp.	620,574	54,231,962
CME Group, Inc.	426,885	51,687,236
Discover Financial Services	487,773	33,792,913
E*TRADE Financial Corp. *	354,519	13,276,737
Franklin Resources, Inc.	420,905	16,726,765
Intercontinental Exchange, Inc.	751,230	43,841,783
Invesco Ltd.	497,347	14,383,275
Leucadia National Corp.	379,851	9,059,446
Moody's Corp.	213,929	22,178,019
Morgan Stanley	1,814,854	77,113,147
Nasdaq, Inc.	142,400	10,044,896
Navient Corp.	373,300	5,614,432
Northern Trust Corp.	269,718	22,375,805
S&P Global, Inc.	321,467	38,633,904
State Street Corp.	449,326	34,238,641
Synchrony Financial	970,499	34,763,274
T. Rowe Price Group, Inc.	303,279	20,453,136
The Bank of New York Mellon Corp.	1,334,273	59,682,031
The Charles Schwab Corp. (a)	1,510,081	62,275,740
The Goldman Sachs Group, Inc.	466,469	106,970,671
		1,286,167,338

Energy 7.2%
Anadarko Petroleum Corp.	697,409	48,490,848
Apache Corp.	467,906	27,990,137
Baker Hughes, Inc.	536,363	33,833,778
Cabot Oil & Gas Corp.	557,100	11,966,508
Chesapeake Energy Corp. *	968,366	6,245,961
Chevron Corp.	2,366,134	263,469,021
Cimarex Energy Co.	119,500	16,157,595
Security	Number of Shares	Value ($)
Concho Resources, Inc. *	184,177	25,681,641
ConocoPhillips	1,567,390	76,425,936
Devon Energy Corp.	667,258	30,386,929
EOG Resources, Inc.	730,512	74,205,409
EQT Corp.	226,300	13,720,569
Exxon Mobil Corp.	5,215,041	437,489,789
Halliburton Co.	1,074,568	60,788,312
Helmerich & Payne, Inc.	140,100	9,969,516
Hess Corp.	324,840	17,599,831
Kinder Morgan, Inc.	2,412,444	53,893,999
Marathon Oil Corp.	1,069,452	17,913,321
Marathon Petroleum Corp.	659,352	31,681,864
Murphy Oil Corp.	184,892	5,345,228
National Oilwell Varco, Inc.	487,624	18,437,063
Newfield Exploration Co. *	244,700	9,807,576
Noble Energy, Inc.	531,268	21,123,216
Occidental Petroleum Corp.	953,250	64,601,752
ONEOK, Inc.	274,900	15,149,739
Phillips 66	559,795	45,690,468
Pioneer Natural Resources Co.	214,600	38,677,358
Range Resources Corp.	230,100	7,441,434
Schlumberger Ltd.	1,744,828	146,059,552
Southwestern Energy Co. *	607,000	5,469,070
Spectra Energy Corp.	887,809	36,977,245
TechnipFMC plc *	575,300	19,341,586
Tesoro Corp.	139,107	11,246,801
The Williams Cos., Inc.	1,006,398	29,024,518
Transocean Ltd. *	506,200	7,071,614
Valero Energy Corp.	560,240	36,841,382
		1,776,216,566

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	546,492	89,597,364
CVS Health Corp.	1,335,051	105,215,369
Sysco Corp.	621,657	32,612,126
The Kroger Co.	1,173,794	39,862,044
Wal-Mart Stores, Inc.	1,901,102	126,879,548
Walgreens Boots Alliance, Inc.	1,069,511	87,635,731
Whole Foods Market, Inc.	384,632	11,623,579
		493,425,761

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,464,091	175,393,997
Archer-Daniels-Midland Co.	724,899	32,084,030
Brown-Forman Corp., Class B	222,884	10,163,510
Campbell Soup Co.	239,711	14,917,216
ConAgra Brands, Inc.	506,549	19,801,001
Constellation Brands, Inc., Class A	219,065	32,807,174
Dr Pepper Snapple Group, Inc.	231,700	21,131,040
General Mills, Inc.	735,480	45,952,790
Hormel Foods Corp.	325,600	11,819,280
Kellogg Co.	324,934	23,625,951
McCormick & Co., Inc. — Non Voting Shares	142,802	13,644,731
Mead Johnson Nutrition Co.	237,800	16,755,388
Molson Coors Brewing Co., Class B	224,930	21,710,244
Mondelez International, Inc., Class A	1,933,054	85,595,631
Monster Beverage Corp. *	522,600	22,262,760
PepsiCo, Inc.	1,800,263	186,831,294
Philip Morris International, Inc.	1,943,446	186,823,464
Reynolds American, Inc.	1,049,950	63,133,494
The Coca-Cola Co.	4,893,556	203,425,123
The Hershey Co.	170,528	17,985,588
The JM Smucker Co.	150,275	20,414,859

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kraft Heinz Co.	748,718	66,853,030
Tyson Foods, Inc., Class A	370,090	23,237,951
		1,316,369,546

Health Care Equipment & Services 5.3%
Abbott Laboratories	2,143,594	89,537,921
Aetna, Inc.	443,575	52,612,431
AmerisourceBergen Corp.	218,146	19,039,783
Anthem, Inc.	334,029	51,487,230
Baxter International, Inc.	600,789	28,783,801
Becton, Dickinson & Co.	267,798	47,477,907
Boston Scientific Corp. *	1,675,474	40,311,904
C.R. Bard, Inc.	89,973	21,353,292
Cardinal Health, Inc.	407,233	30,526,186
Centene Corp. *	216,900	13,723,263
Cerner Corp. *	386,900	20,780,399
Cigna Corp.	318,608	46,586,862
Danaher Corp.	758,674	63,667,922
DaVita, Inc. *	204,000	13,005,000
DENTSPLY SIRONA, Inc.	290,400	16,465,680
Edwards Lifesciences Corp. *	272,900	26,263,896
Envision Healthcare Corp. *	145,000	9,860,000
Express Scripts Holding Co. *	770,295	53,057,920
HCA Holdings, Inc. *	358,400	28,772,352
Henry Schein, Inc. *	104,900	16,769,314
Hologic, Inc. *	337,700	13,686,981
Humana, Inc.	188,303	37,378,145
IDEXX Laboratories, Inc. *	115,300	14,104,649
Intuitive Surgical, Inc. *	49,031	33,963,283
Laboratory Corp. of America Holdings *	124,991	16,775,042
McKesson Corp.	286,175	39,821,251
Medtronic plc	1,730,176	131,527,980
Patterson Cos., Inc.	104,447	4,346,040
Quest Diagnostics, Inc.	171,680	15,780,826
Stryker Corp.	393,240	48,576,937
The Cooper Cos., Inc.	60,000	11,076,600
UnitedHealth Group, Inc.	1,195,410	193,775,961
Universal Health Services, Inc., Class B	108,400	12,209,092
Varex Imaging Corp. *	—	11
Varian Medical Systems, Inc. *	123,906	9,621,301
Zimmer Biomet Holdings, Inc.	255,923	30,283,369
		1,303,010,531

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	324,000	14,651,280
Colgate-Palmolive Co.	1,116,094	72,077,351
Coty, Inc., Class A	580,000	11,136,000
Kimberly-Clark Corp.	453,095	54,883,397
The Clorox Co.	158,557	19,026,840
The Estee Lauder Cos., Inc., Class A	280,652	22,791,749
The Procter & Gamble Co.	3,362,890	294,589,164
		489,155,781

Insurance 2.7%
Aflac, Inc.	507,873	35,546,031
American International Group, Inc.	1,218,854	78,323,558
Aon plc	334,150	37,658,705
Arthur J. Gallagher & Co.	215,000	11,573,450
Assurant, Inc.	74,246	7,211,514
Chubb Ltd.	589,265	77,482,455
Cincinnati Financial Corp.	192,903	13,615,094
Lincoln National Corp.	294,671	19,893,239
Loews Corp.	352,716	16,429,511
Marsh & McLennan Cos., Inc.	643,279	43,755,838
MetLife, Inc.	1,370,877	74,589,418
Principal Financial Group, Inc.	337,567	19,271,700
Security	Number of Shares	Value ($)
Prudential Financial, Inc.	541,531	56,920,323
The Allstate Corp.	468,310	35,221,595
The Hartford Financial Services Group, Inc.	472,795	23,029,845
The Progressive Corp.	723,820	27,099,821
The Travelers Cos., Inc.	354,260	41,724,743
Torchmark Corp.	143,266	10,535,782
Unum Group	303,840	13,803,451
Willis Towers Watson plc	166,225	20,799,734
XL Group Ltd.	328,999	12,360,492
		676,846,299

Materials 2.9%
Air Products & Chemicals, Inc.	276,001	38,573,900
Albemarle Corp.	136,446	12,640,357
Avery Dennison Corp.	119,776	8,746,044
Ball Corp.	227,464	17,346,405
CF Industries Holdings, Inc.	297,325	10,492,599
E.I. du Pont de Nemours & Co.	1,090,904	82,363,252
Eastman Chemical Co.	188,616	14,617,740
Ecolab, Inc.	329,928	39,634,251
FMC Corp.	158,300	9,523,328
Freeport-McMoRan, Inc. *	1,600,640	26,650,656
International Flavors & Fragrances, Inc.	98,043	11,491,620
International Paper Co.	517,089	29,267,237
LyondellBasell Industries N.V., Class A	426,200	39,751,674
Martin Marietta Materials, Inc.	80,300	18,436,880
Monsanto Co.	550,000	59,570,500
Newmont Mining Corp.	673,046	24,418,109
Nucor Corp.	400,800	23,282,472
PPG Industries, Inc.	324,996	32,502,850
Praxair, Inc.	357,679	42,363,501
Sealed Air Corp.	236,068	11,449,298
The Dow Chemical Co.	1,405,535	83,812,052
The Mosaic Co.	434,300	13,623,991
The Sherwin-Williams Co.	99,636	30,270,413
Vulcan Materials Co.	162,371	20,837,070
WestRock Co.	310,489	16,567,693
		718,233,892

Media 3.2%
CBS Corp., Class B — Non Voting Shares	491,336	31,686,259
Charter Communications, Inc., Class A *	270,300	87,563,685
Comcast Corp., Class A	2,994,564	225,850,017
Discovery Communications, Inc., Class A *	159,800	4,530,330
Discovery Communications, Inc., Class C *	310,500	8,603,955
News Corp., Class A	443,000	5,444,470
News Corp., Class B	205,200	2,595,780
Omnicom Group, Inc.	293,847	25,167,996
Scripps Networks Interactive, Inc., Class A	116,593	8,879,723
TEGNA, Inc.	270,314	6,192,894
The Interpublic Group of Cos., Inc.	506,365	11,914,768
The Walt Disney Co.	1,840,283	203,627,314
Time Warner, Inc.	971,674	94,106,627
Twenty-First Century Fox, Inc., Class A	1,347,801	42,293,995
Twenty-First Century Fox, Inc., Class B	608,500	18,869,585
Viacom, Inc., Class B	448,853	18,914,665
		796,242,063

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,033,086	124,241,885
Agilent Technologies, Inc.	406,066	19,885,052
Alexion Pharmaceuticals, Inc. *	283,900	37,100,052

3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Allergan plc *	470,268	102,936,963
Amgen, Inc.	930,659	145,815,652
Biogen, Inc. *	271,991	75,406,785
Bristol-Myers Squibb Co.	2,095,064	102,993,346
Celgene Corp. *	974,426	113,179,580
Eli Lilly & Co.	1,221,823	94,117,026
Endo International plc *	256,900	3,144,456
Gilead Sciences, Inc.	1,663,650	120,531,443
Illumina, Inc. *	182,300	29,186,230
Johnson & Johnson	3,414,125	386,649,656
Mallinckrodt plc *	134,700	6,563,931
Merck & Co., Inc.	3,460,814	214,535,860
Mettler-Toledo International, Inc. *	32,500	13,865,475
Mylan N.V. *	593,651	22,588,421
PerkinElmer, Inc.	141,360	7,518,938
Perrigo Co., plc	179,400	13,661,310
Pfizer, Inc.	7,616,533	241,672,592
Regeneron Pharmaceuticals, Inc. *	95,300	34,240,337
Thermo Fisher Scientific, Inc.	491,037	74,829,128
Vertex Pharmaceuticals, Inc. *	316,200	27,152,094
Waters Corp. *	100,752	14,271,521
Zoetis, Inc.	623,300	34,244,102
		2,060,331,835

Real Estate 2.8%
American Tower Corp.	536,000	55,476,000
Apartment Investment & Management Co., Class A	209,014	9,211,247
AvalonBay Communities, Inc.	173,299	30,034,450
Boston Properties, Inc.	196,676	25,744,888
CBRE Group, Inc., Class A *	377,640	11,465,150
Crown Castle International Corp.	456,300	40,076,829
Digital Realty Trust, Inc.	202,100	21,752,023
Equinix, Inc.	89,409	34,420,677
Equity Residential	455,622	27,688,149
Essex Property Trust, Inc.	79,400	17,809,420
Extra Space Storage, Inc.	150,000	10,807,500
Federal Realty Investment Trust	95,900	13,467,237
GGP, Inc.	744,100	18,483,444
HCP, Inc.	587,400	17,809,968
Host Hotels & Resorts, Inc.	934,311	16,883,000
Iron Mountain, Inc.	323,302	11,574,212
Kimco Realty Corp.	513,259	12,775,016
Mid-America Apartment Communities, Inc.	140,000	13,293,000
Prologis, Inc.	645,089	31,512,598
Public Storage	189,478	40,737,770
Realty Income Corp.	321,900	19,194,897
Simon Property Group, Inc.	393,053	72,231,350
SL Green Realty Corp.	129,700	14,133,409
The Macerich Co.	152,100	10,447,749
UDR, Inc.	351,100	12,270,945
Ventas, Inc.	431,900	26,635,273
Vornado Realty Trust	215,456	22,905,127
Welltower, Inc.	454,600	30,139,980
Weyerhaeuser Co.	920,623	28,843,118
		697,824,426

Retailing 5.5%
Advance Auto Parts, Inc.	92,400	15,175,776
Amazon.com, Inc. *	495,280	407,853,174
AutoNation, Inc. *	91,733	4,872,857
AutoZone, Inc. *	36,498	26,460,320
Bed Bath & Beyond, Inc.	194,069	7,830,684
Best Buy Co., Inc.	353,957	15,758,166
CarMax, Inc. *	239,400	15,970,374
Dollar General Corp.	314,700	23,231,154
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	304,230	23,483,514
Expedia, Inc.	156,013	18,969,621
Foot Locker, Inc.	165,000	11,309,100
Genuine Parts Co.	191,338	18,523,432
Kohl's Corp.	231,910	9,236,975
L Brands, Inc.	307,535	18,516,682
LKQ Corp. *	370,000	11,806,700
Lowe's Cos., Inc.	1,087,188	79,451,699
Macy's, Inc.	382,226	11,290,956
Netflix, Inc. *	535,700	75,378,347
Nordstrom, Inc.	139,796	6,181,779
O'Reilly Automotive, Inc. *	116,800	30,633,136
Ross Stores, Inc.	494,400	32,684,784
Signet Jewelers Ltd.	94,000	7,300,980
Staples, Inc.	781,869	7,193,195
Target Corp.	699,608	45,110,724
The Gap, Inc.	277,162	6,383,041
The Home Depot, Inc.	1,531,050	210,641,859
The Priceline Group, Inc. *	61,715	97,209,148
The TJX Cos., Inc.	819,306	61,382,405
Tiffany & Co.	140,028	11,023,004
Tractor Supply Co.	162,600	11,978,742
TripAdvisor, Inc. *	147,713	7,814,018
Ulta Salon, Cosmetics & Fragrance, Inc. *	74,900	20,393,772
Urban Outfitters, Inc. *	111,100	2,948,594
		1,353,998,712

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	385,254	28,870,935
Applied Materials, Inc.	1,362,672	46,671,516
Broadcom Ltd.	499,320	99,614,340
First Solar, Inc. *	94,900	2,959,931
Intel Corp.	5,951,805	219,145,460
KLA-Tencor Corp.	200,481	17,062,938
Lam Research Corp.	206,274	23,692,632
Linear Technology Corp.	301,968	19,063,240
Microchip Technology, Inc.	264,123	17,788,684
Micron Technology, Inc. *	1,301,175	31,371,329
NVIDIA Corp.	680,382	74,284,107
Qorvo, Inc. *	153,900	9,881,919
QUALCOMM, Inc.	1,862,765	99,527,534
Skyworks Solutions, Inc.	235,100	21,568,074
Texas Instruments, Inc.	1,246,654	94,172,243
Xilinx, Inc.	313,563	18,249,366
		823,924,248

Software & Services 12.6%
Accenture plc, Class A	779,500	88,761,665
Activision Blizzard, Inc.	867,600	34,886,196
Adobe Systems, Inc. *	624,576	70,814,427
Akamai Technologies, Inc. *	222,141	15,236,651
Alliance Data Systems Corp.	72,500	16,557,550
Alphabet, Inc., Class A *	371,912	305,038,503
Alphabet, Inc., Class C *	372,475	296,784,355
Autodesk, Inc. *	239,981	19,520,055
Automatic Data Processing, Inc.	567,373	57,298,999
CA, Inc.	407,925	12,755,815
Citrix Systems, Inc. *	193,308	17,627,757
Cognizant Technology Solutions Corp., Class A *	770,396	40,515,126
CSRA, Inc.	199,340	6,183,527
eBay, Inc. *	1,297,169	41,288,889
Electronic Arts, Inc. *	387,292	32,311,772
Facebook, Inc., Class A *	2,939,800	383,114,736
Fidelity National Information Services, Inc.	403,634	32,056,612
Fiserv, Inc. *	270,004	29,006,530

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Payments, Inc.	190,000	14,683,200
International Business Machines Corp.	1,086,990	189,701,495
Intuit, Inc.	306,809	36,381,411
MasterCard, Inc., Class A	1,192,290	126,776,196
Microsoft Corp.	9,764,331	631,263,999
Oracle Corp.	3,749,186	150,379,850
Paychex, Inc.	411,865	24,831,341
PayPal Holdings, Inc. *	1,405,169	55,897,623
Red Hat, Inc. *	224,800	17,057,824
salesforce.com, Inc. *	796,865	63,032,021
Symantec Corp.	796,450	21,942,198
Teradata Corp. *	159,871	4,693,813
The Western Union Co.	629,625	12,328,057
Total System Services, Inc.	207,100	10,495,828
VeriSign, Inc. *	112,125	8,993,546
Visa, Inc., Class A	2,345,500	193,996,305
Xerox Corp.	987,866	6,845,911
Yahoo! Inc. *	1,104,255	48,664,518
		3,117,724,301

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	381,400	25,740,686
Apple, Inc.	6,695,915	812,549,285
Cisco Systems, Inc.	6,313,128	193,939,292
Corning, Inc.	1,173,687	31,090,969
F5 Networks, Inc. *	82,400	11,044,072
FLIR Systems, Inc.	186,200	6,578,446
Harris Corp.	157,600	16,187,096
Hewlett Packard Enterprise Co.	2,104,108	47,721,170
HP, Inc.	2,113,108	31,802,275
Juniper Networks, Inc.	466,865	12,502,645
Motorola Solutions, Inc.	203,922	16,458,544
NetApp, Inc.	342,374	13,119,772
Seagate Technology plc	384,000	17,337,600
TE Connectivity Ltd.	450,400	33,487,240
Western Digital Corp.	350,536	27,948,235
		1,297,507,327

Telecommunication Services 2.5%
AT&T, Inc.	7,710,102	325,057,900
CenturyLink, Inc.	686,643	17,756,588
Frontier Communications Corp.	1,396,845	4,874,989
Level 3 Communications, Inc. *	371,900	22,113,174
Verizon Communications, Inc.	5,116,778	250,773,290
		620,575,941

Transportation 2.3%
Alaska Air Group, Inc.	150,000	14,073,000
American Airlines Group, Inc.	652,700	28,881,975
C.H. Robinson Worldwide, Inc.	184,895	14,063,114
CSX Corp.	1,181,591	54,814,007
Delta Air Lines, Inc.	917,400	43,337,976
Expeditors International of Washington, Inc.	216,900	11,296,152
FedEx Corp.	307,868	58,220,918
JB Hunt Transport Services, Inc.	108,100	10,710,548
Kansas City Southern	129,400	11,116,754
Norfolk Southern Corp.	369,092	43,353,546
Ryder System, Inc.	60,702	4,710,475
Southwest Airlines Co.	774,136	40,495,054
Union Pacific Corp.	1,038,050	110,635,369
United Continental Holdings, Inc. *	361,800	25,496,046
United Parcel Service, Inc., Class B	866,018	94,508,544
		565,713,478

Security	Number of Shares	Value ($)
Utilities 3.1%
AES Corp.	887,049	10,147,841
Alliant Energy Corp.	275,969	10,390,233
Ameren Corp.	311,820	16,417,323
American Electric Power Co., Inc.	610,502	39,108,758
American Water Works Co., Inc.	231,000	16,964,640
CenterPoint Energy, Inc.	564,366	14,792,033
CMS Energy Corp.	343,584	14,636,678
Consolidated Edison, Inc.	383,165	28,488,318
Dominion Resources, Inc.	798,964	60,944,974
DTE Energy Co.	229,012	22,589,744
Duke Energy Corp.	864,299	67,882,043
Edison International	405,793	29,574,194
Entergy Corp.	224,253	16,065,485
Eversource Energy	420,000	23,234,400
Exelon Corp.	1,147,793	41,182,813
FirstEnergy Corp.	518,494	15,720,738
NextEra Energy, Inc.	584,438	72,306,669
NiSource, Inc.	374,662	8,381,189
NRG Energy, Inc.	378,600	6,262,044
PG&E Corp.	640,506	39,640,916
Pinnacle West Capital Corp.	140,061	10,872,935
PPL Corp.	855,170	29,794,123
Public Service Enterprise Group, Inc.	638,570	28,256,722
SCANA Corp.	175,300	12,043,110
Sempra Energy	308,569	31,594,380
The Southern Co.	1,229,125	60,755,649
WEC Energy Group, Inc.	387,178	22,862,861
Xcel Energy, Inc.	617,686	25,522,786
		776,433,599
Total Common Stock
(Cost $13,516,281,746)		24,632,173,938

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	6,331,916	6,331,916
Total Other Investment Company
(Cost $6,331,916)		6,331,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (d)	84,800,000	84,800,000
Total Short-Term Investment
(Cost $84,800,000)		84,800,000

End of Investments.

5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

At 01/31/17, the tax basis cost of the fund's investments was $13,647,030,475 and the unrealized appreciation and depreciation were $11,462,823,057 and ($386,547,678), respectively, with a net unrealized appreciation of $11,076,275,379.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,575,629.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	1,000	113,725,000	438,152

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$24,632,173,938	$—	$—	$24,632,173,938
Other Investment Company[1]	6,331,916	—	—	6,331,916
Short-Term Investment[1]	—	84,800,000	—	84,800,000
Total	$24,638,505,854	$84,800,000	$—	$24,723,305,854
Other Financial Instruments
Futures Contracts[2]	$438,152	$—	$—	$438,152
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
6

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,858,329,886	6,761,077,912
0.8%	Other Investment Companies	54,421,094	54,421,094
100.3%	Total Investments	1,912,750,980	6,815,499,006
(0.3%)	Other Assets and Liabilities, Net		(21,851,817)
100.0%	Net Assets		6,793,647,189

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
Adient plc *	29,818	1,893,145
Autoliv, Inc.	26,600	3,076,556
BorgWarner, Inc.	69,096	2,821,190
Delphi Automotive plc	87,400	6,123,244
Ford Motor Co.	1,208,087	14,931,955
General Motors Co.	418,200	15,310,302
Gentex Corp.	97,544	2,037,694
Harley-Davidson, Inc.	59,392	3,387,720
Lear Corp.	23,600	3,353,324
Tesla Motors, Inc. *(b)	35,208	8,869,951
The Goodyear Tire & Rubber Co.	83,100	2,691,609
Thor Industries, Inc.	14,500	1,500,750
Visteon Corp. *	12,000	1,074,840
		67,072,280

Banks 6.4%
Associated Banc-Corp.	42,800	1,082,840
Bank of America Corp.	3,073,841	69,591,760
Bank of the Ozarks, Inc.	15,000	823,050
BankUnited, Inc.	10,000	382,000
BB&T Corp.	269,400	12,443,586
BOK Financial Corp.	8,900	731,936
CIT Group, Inc.	32,900	1,355,151
Citigroup, Inc.	892,256	49,814,652
Citizens Financial Group, Inc.	163,500	5,913,795
Comerica, Inc.	51,128	3,452,674
Commerce Bancshares, Inc.	29,381	1,660,908
Cullen/Frost Bankers, Inc.	16,900	1,510,860
East West Bancorp, Inc.	45,800	2,355,952
Fifth Third Bancorp	241,084	6,292,292
First Citizens BancShares, Inc., Class A	3,300	1,210,242
First Horizon National Corp.	70,500	1,410,000
First Republic Bank	44,600	4,207,118
Home BancShares, Inc.	36,400	980,616
Huntington Bancshares, Inc.	329,006	4,451,451
Investors Bancorp, Inc.	108,730	1,560,276
JPMorgan Chase & Co.	1,106,578	93,649,696
KeyCorp	333,218	5,987,927
M&T Bank Corp.	49,343	8,021,692
MGIC Investment Corp. *	103,900	1,106,535
New York Community Bancorp, Inc.	149,882	2,276,708
PacWest Bancorp	19,300	1,069,220
Security	Number of Shares	Value ($)
People's United Financial, Inc.	103,793	1,946,119
PrivateBancorp, Inc.	23,900	1,306,374
Prosperity Bancshares, Inc.	23,100	1,677,753
Regions Financial Corp.	390,106	5,621,427
Signature Bank *	15,700	2,473,064
SunTrust Banks, Inc.	155,993	8,863,522
SVB Financial Group *	14,900	2,566,227
Synovus Financial Corp.	44,657	1,861,304
TFS Financial Corp.	27,300	477,477
The PNC Financial Services Group, Inc.	157,034	18,916,316
U.S. Bancorp	472,705	24,887,918
Umpqua Holdings Corp.	32,000	585,920
Webster Financial Corp.	27,500	1,444,300
Wells Fargo & Co.	1,408,696	79,351,846
Western Alliance Bancorp *	27,800	1,372,764
Zions Bancorp	36,798	1,552,508
		438,247,776

Capital Goods 7.5%
3M Co.	180,854	31,616,896
A.O. Smith Corp.	50,800	2,476,500
Acuity Brands, Inc.	14,300	2,963,389
AECOM *	34,700	1,281,471
AGCO Corp.	14,200	891,760
Air Lease Corp.	19,700	716,686
Allegion plc	28,700	1,884,729
Allison Transmission Holdings, Inc.	13,700	479,226
AMETEK, Inc.	75,105	3,837,866
Arconic, Inc.	55,840	1,272,594
B/E Aerospace, Inc.	31,700	1,948,599
BWX Technologies, Inc.	32,900	1,365,021
Carlisle Cos., Inc.	20,736	2,262,505
Caterpillar, Inc.	180,796	17,294,945
Crane Co.	16,384	1,180,303
Cummins, Inc.	49,892	7,334,623
Curtiss-Wright Corp.	15,200	1,490,512
Deere & Co.	95,946	10,271,019
Donaldson Co., Inc.	32,900	1,390,025
Dover Corp.	50,237	3,905,927
Eaton Corp. plc	142,901	10,114,533
EMCOR Group, Inc.	8,100	564,489
Emerson Electric Co.	200,228	11,745,374
Fastenal Co.	92,300	4,585,464
Flowserve Corp.	43,023	2,115,011
Fluor Corp.	40,958	2,273,169
Fortive Corp.	92,520	5,117,281
Fortune Brands Home & Security, Inc.	52,900	2,916,377
General Dynamics Corp.	91,644	16,594,896
General Electric Co.	2,758,102	81,915,629
Graco, Inc.	15,694	1,406,025
HD Supply Holdings, Inc. *	51,900	2,195,370
Hexcel Corp.	26,300	1,350,505
Honeywell International, Inc.	239,099	28,290,194
Hubbell, Inc.	16,932	2,067,059
Huntington Ingalls Industries, Inc.	13,700	2,657,252
IDEX Corp.	28,906	2,606,165

1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	100,404	12,771,389
Ingersoll-Rand plc	82,400	6,538,440
ITT, Inc.	30,300	1,238,361
Jacobs Engineering Group, Inc. *	38,756	2,269,164
Johnson Controls International plc	288,386	12,683,216
L3 Technologies, Inc.	23,374	3,709,220
Lennox International, Inc.	11,700	1,834,677
Lincoln Electric Holdings, Inc.	22,200	1,850,814
Lockheed Martin Corp.	76,564	19,242,830
Masco Corp.	108,836	3,586,146
MSC Industrial Direct Co., Inc., Class A	15,558	1,589,250
Nordson Corp.	18,000	2,043,540
Northrop Grumman Corp.	49,432	11,323,883
Orbital ATK, Inc.	10,200	886,890
Oshkosh Corp.	23,600	1,643,268
Owens Corning	36,900	2,038,725
PACCAR, Inc.	107,289	7,221,623
Parker-Hannifin Corp.	41,253	6,069,554
Pentair plc	57,895	3,394,384
Quanta Services, Inc. *	18,900	678,321
Raytheon Co.	91,290	13,160,366
Rockwell Automation, Inc.	39,549	5,852,857
Rockwell Collins, Inc.	40,653	3,689,666
Roper Technologies, Inc.	30,891	5,926,438
Sensata Technologies Holding N.V. *	30,100	1,262,695
Snap-on, Inc.	17,250	3,131,393
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,245,870
Stanley Black & Decker, Inc.	46,641	5,783,484
Teledyne Technologies, Inc. *	12,600	1,548,162
Textron, Inc.	88,938	4,212,993
The Boeing Co.	185,989	30,394,322
The Middleby Corp. *	18,300	2,455,494
The Toro Co.	30,400	1,791,472
TransDigm Group, Inc.	16,600	3,592,240
Trinity Industries, Inc.	44,200	1,217,268
United Rentals, Inc. *	31,467	3,980,890
United Technologies Corp.	244,203	26,781,743
USG Corp. *	13,000	397,670
W.W. Grainger, Inc.	17,876	4,514,941
WABCO Holdings, Inc. *	18,000	1,962,540
Wabtec Corp.	28,800	2,495,232
Watsco, Inc.	7,000	1,069,180
Woodward, Inc.	17,300	1,204,772
Xylem, Inc.	53,400	2,633,154
		508,297,926

Commercial & Professional Supplies 0.7%
Cintas Corp.	25,710	2,985,188
Copart, Inc. *	36,074	2,046,839
Deluxe Corp.	14,500	1,056,325
Equifax, Inc.	37,300	4,374,544
IHS Markit Ltd. *	71,132	2,806,157
KAR Auction Services, Inc.	44,400	2,022,420
ManpowerGroup, Inc.	21,591	2,061,077
Nielsen Holdings plc	110,500	4,520,555
Republic Services, Inc.	81,581	4,681,118
Robert Half International, Inc.	43,891	2,065,510
Rollins, Inc.	32,850	1,158,291
Stericycle, Inc. *	27,098	2,090,340
The Dun & Bradstreet Corp.	10,925	1,339,624
TransUnion *	12,100	381,513
Verisk Analytics, Inc. *	47,800	3,950,192
Waste Management, Inc.	131,077	9,109,851
		46,649,544

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,753,898
CalAtlantic Group, Inc.	22,300	777,601
Carter's, Inc.	17,300	1,448,875
Coach, Inc.	89,730	3,351,416
Columbia Sportswear Co.	8,900	483,893
D.R. Horton, Inc.	107,597	3,218,226
Garmin Ltd.	39,886	1,926,095
Hanesbrands, Inc.	121,600	2,883,136
Harman International Industries, Inc.	23,697	2,634,159
Hasbro, Inc.	34,225	2,823,905
Leggett & Platt, Inc.	39,744	1,896,584
Lennar Corp., Class A	60,775	2,713,604
lululemon Athletica, Inc. *	34,500	2,329,095
Mattel, Inc.	102,797	2,694,309
Michael Kors Holdings Ltd. *	18,300	783,423
Mohawk Industries, Inc. *	19,439	4,195,714
Newell Brands, Inc.	143,713	6,801,936
NIKE, Inc., Class B	423,612	22,409,075
NVR, Inc. *	1,098	2,040,084
Polaris Industries, Inc. (b)	19,200	1,614,144
PulteGroup, Inc.	98,799	2,125,166
PVH Corp.	25,514	2,393,468
Ralph Lauren Corp.	18,395	1,626,670
Skechers U.S.A., Inc., Class A *	30,000	753,600
Tempur Sealy International, Inc. *(b)	18,900	812,700
Toll Brothers, Inc. *	50,000	1,568,000
Tupperware Brands Corp.	14,700	887,292
Under Armour, Inc., Class A *(b)	56,200	1,207,738
Under Armour, Inc., Class C *	56,598	1,087,814
VF Corp.	103,828	5,345,065
Whirlpool Corp.	24,515	4,287,428
		90,874,113

Consumer Services 2.0%
Aramark	65,800	2,226,672
Bright Horizons Family Solutions, Inc. *	12,900	914,094
Brinker International, Inc.	17,700	787,650
Buffalo Wild Wings, Inc. *	4,000	604,000
Carnival Corp.	115,760	6,410,789
Chipotle Mexican Grill, Inc. *	9,550	4,024,752
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,280,286
Darden Restaurants, Inc.	34,165	2,503,611
Domino's Pizza, Inc.	16,000	2,792,640
Dunkin' Brands Group, Inc.	28,000	1,452,360
H&R Block, Inc.	75,198	1,613,749
Hilton Grand Vacations, Inc. *	12,480	366,038
Hilton Worldwide Holdings, Inc.	41,600	2,395,328
Jack in the Box, Inc.	12,400	1,338,208
Las Vegas Sands Corp.	117,163	6,160,431
Marriott International, Inc., Class A	103,508	8,756,777
McDonald's Corp.	256,636	31,455,874
MGM Resorts International *	147,287	4,241,866
Norwegian Cruise Line Holdings Ltd. *	18,900	888,300
Panera Bread Co., Class A *	7,000	1,463,420
Royal Caribbean Cruises Ltd.	52,391	4,905,369
Service Corp. International	63,100	1,838,103
ServiceMaster Global Holdings, Inc. *	41,700	1,542,066
Six Flags Entertainment Corp.	24,400	1,453,752
Starbucks Corp.	463,354	25,586,408
Texas Roadhouse, Inc.	19,700	918,808
The Wendy's Co.	60,900	823,977
Vail Resorts, Inc.	11,800	2,024,172
Wyndham Worldwide Corp.	34,917	2,760,538

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	24,842	2,519,724
Yum! Brands, Inc.	131,576	8,622,175
		134,671,937

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	17,859	2,720,997
Ally Financial, Inc.	88,400	1,867,008
American Express Co.	255,877	19,543,885
Ameriprise Financial, Inc.	53,057	5,956,709
Annaly Capital Management, Inc.	174,600	1,784,412
Berkshire Hathaway, Inc., Class B *	572,712	94,004,948
BlackRock, Inc.	39,665	14,833,917
Capital One Financial Corp.	164,453	14,371,548
CBOE Holdings, Inc.	25,400	2,022,348
CME Group, Inc.	98,580	11,936,066
Credit Acceptance Corp. *(b)	3,200	656,896
Discover Financial Services	134,724	9,333,679
E*TRADE Financial Corp. *	86,290	3,231,560
Eaton Vance Corp.	39,084	1,638,792
FactSet Research Systems, Inc.	12,900	2,232,345
Franklin Resources, Inc.	114,858	4,564,457
Intercontinental Exchange, Inc.	183,550	10,711,978
Invesco Ltd.	135,190	3,909,695
Lazard Ltd., Class A	10,900	463,032
Legg Mason, Inc.	31,214	989,172
LendingClub Corp. *	90,000	555,300
Leucadia National Corp.	101,178	2,413,095
MarketAxess Holdings, Inc.	11,500	2,153,375
Moody's Corp.	53,326	5,528,306
Morgan Stanley	478,548	20,333,505
MSCI, Inc.	29,450	2,436,988
Nasdaq, Inc.	36,337	2,563,212
Navient Corp.	70,000	1,052,800
Northern Trust Corp.	65,976	5,473,369
Raymond James Financial, Inc.	39,649	2,970,900
S&P Global, Inc.	84,736	10,183,572
SEI Investments Co.	42,148	2,044,599
Starwood Property Trust, Inc.	62,500	1,391,250
State Street Corp.	124,450	9,483,090
Synchrony Financial	257,300	9,216,486
T. Rowe Price Group, Inc.	76,550	5,162,532
TD Ameritrade Holding Corp.	87,231	4,025,711
The Bank of New York Mellon Corp.	335,996	15,029,101
The Charles Schwab Corp. (a)	375,265	15,475,929
The Goldman Sachs Group, Inc.	120,132	27,548,670
Two Harbors Investment Corp.	40,000	350,800
Voya Financial, Inc.	24,800	997,456
		353,163,490

Energy 6.6%
Anadarko Petroleum Corp.	159,148	11,065,560
Apache Corp.	118,700	7,100,634
Baker Hughes, Inc.	135,606	8,554,026
Cabot Oil & Gas Corp.	145,596	3,127,402
Cheniere Energy, Inc. *	74,900	3,568,985
Chevron Corp.	588,537	65,533,595
Cimarex Energy Co.	29,115	3,936,639
Concho Resources, Inc. *	41,200	5,744,928
ConocoPhillips	385,266	18,785,570
Continental Resources, Inc. *	25,800	1,252,848
Core Laboratories N.V.	13,300	1,553,839
Devon Energy Corp.	162,382	7,394,876
Diamondback Energy, Inc. *	21,800	2,292,706
EOG Resources, Inc.	173,204	17,594,062
EQT Corp.	51,600	3,128,508
Exxon Mobil Corp.	1,278,763	107,275,428
Gulfport Energy Corp. *	35,000	731,500
Security	Number of Shares	Value ($)
Halliburton Co.	280,788	15,884,177
Helmerich & Payne, Inc.	31,392	2,233,855
Hess Corp.	84,123	4,557,784
HollyFrontier Corp.	45,400	1,315,238
Kinder Morgan, Inc.	486,917	10,877,726
Marathon Oil Corp.	267,696	4,483,908
Marathon Petroleum Corp.	164,600	7,909,030
Murphy Oil Corp.	49,944	1,443,881
National Oilwell Varco, Inc.	119,426	4,515,497
Newfield Exploration Co. *	63,666	2,551,733
Noble Energy, Inc.	134,622	5,352,571
Occidental Petroleum Corp.	244,916	16,597,957
ONEOK, Inc.	66,824	3,682,671
PBF Energy, Inc., Class A	30,300	702,657
Phillips 66	146,400	11,949,168
Pioneer Natural Resources Co.	55,711	10,040,794
Range Resources Corp.	28,928	935,532
Schlumberger Ltd.	431,405	36,112,913
Southwestern Energy Co. *	150,188	1,353,194
Spectra Energy Corp.	209,421	8,722,385
TechnipFMC plc *	143,568	4,826,756
Tesoro Corp.	36,712	2,968,165
The Williams Cos., Inc.	214,321	6,181,018
Transocean Ltd. *	153,900	2,149,983
Valero Energy Corp.	149,520	9,832,435
Western Refining, Inc.	45,000	1,575,450
World Fuel Services Corp.	24,500	1,089,760
		448,487,344

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	12,200	1,401,780
Costco Wholesale Corp.	133,759	21,929,788
CVS Health Corp.	342,511	26,993,292
Rite Aid Corp. *	269,300	1,513,466
Sysco Corp.	151,030	7,923,034
The Kroger Co.	307,226	10,433,395
Wal-Mart Stores, Inc.	461,627	30,808,986
Walgreens Boots Alliance, Inc.	268,969	22,039,320
Whole Foods Market, Inc.	101,332	3,062,253
		126,105,314

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	611,705	43,541,162
Archer-Daniels-Midland Co.	190,705	8,440,603
Blue Buffalo Pet Products, Inc. *	6,900	167,325
Brown-Forman Corp., Class A	16,800	785,904
Brown-Forman Corp., Class B	64,360	2,934,816
Bunge Ltd.	45,892	3,176,185
Campbell Soup Co.	53,858	3,351,583
ConAgra Brands, Inc.	136,097	5,320,032
Constellation Brands, Inc., Class A	54,132	8,106,808
Dr Pepper Snapple Group, Inc.	57,920	5,282,304
Flowers Foods, Inc.	56,925	1,144,762
General Mills, Inc.	183,700	11,477,576
Hormel Foods Corp.	81,188	2,947,124
Ingredion, Inc.	21,800	2,794,542
Kellogg Co.	79,931	5,811,783
Lamb Weston Holdings, Inc.	45,365	1,694,836
Lancaster Colony Corp.	5,700	746,985
McCormick & Co., Inc. — Non Voting Shares	35,254	3,368,520
Mead Johnson Nutrition Co.	58,800	4,143,048
Molson Coors Brewing Co., Class B	58,272	5,624,414
Mondelez International, Inc., Class A	487,564	21,589,334
Monster Beverage Corp. *	137,700	5,866,020
PepsiCo, Inc.	442,385	45,910,715
Philip Morris International, Inc.	470,065	45,187,349

3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pilgrim's Pride Corp.	15,000	287,100
Pinnacle Foods, Inc.	29,600	1,574,424
Post Holdings, Inc. *	19,200	1,606,656
Reynolds American, Inc.	228,392	13,733,211
Seaboard Corp. *	105	404,250
Snyder's-Lance, Inc.	14,800	568,024
The Coca-Cola Co.	1,200,348	49,898,466
The Hain Celestial Group, Inc. *	29,400	1,163,064
The Hershey Co.	45,564	4,805,635
The JM Smucker Co.	36,901	5,013,001
The Kraft Heinz Co.	187,600	16,750,804
The WhiteWave Foods Co. *	55,779	3,071,192
Tyson Foods, Inc., Class A	89,659	5,629,689
Vector Group Ltd.	25,000	551,500
		344,470,746

Health Care Equipment & Services 5.1%
Abbott Laboratories	537,201	22,438,886
ABIOMED, Inc. *	12,100	1,287,077
Acadia Healthcare Co., Inc. *	20,000	767,400
Aetna, Inc.	110,234	13,074,855
Alere, Inc. *	24,700	913,900
Align Technology, Inc. *	23,400	2,145,546
AmerisourceBergen Corp.	61,220	5,343,282
Anthem, Inc.	81,423	12,550,541
athenahealth, Inc. *	12,000	1,511,880
Baxter International, Inc.	170,825	8,184,226
Becton, Dickinson & Co.	66,707	11,826,484
Boston Scientific Corp. *	429,507	10,333,938
C.R. Bard, Inc.	23,600	5,600,988
Cardinal Health, Inc.	104,710	7,849,062
Centene Corp. *	54,276	3,434,043
Cerner Corp. *	94,504	5,075,810
Cigna Corp.	78,854	11,530,032
Danaher Corp.	185,040	15,528,557
DaVita, Inc. *	53,450	3,407,437
DENTSPLY SIRONA, Inc.	76,190	4,319,973
DexCom, Inc. *	25,900	2,049,985
Edwards Lifesciences Corp. *	65,384	6,292,556
Envision Healthcare Corp. *	16,900	1,149,200
Express Scripts Holding Co. *	207,389	14,284,954
HCA Holdings, Inc. *	95,600	7,674,768
Henry Schein, Inc. *	25,919	4,143,411
Hill-Rom Holdings, Inc.	17,300	1,018,451
Hologic, Inc. *	76,970	3,119,594
Humana, Inc.	46,391	9,208,613
IDEXX Laboratories, Inc. *	29,996	3,669,411
Intuitive Surgical, Inc. *	11,841	8,202,142
Laboratory Corp. of America Holdings *	30,368	4,075,689
McKesson Corp.	70,347	9,788,785
MEDNAX, Inc. *	28,208	1,928,017
Medtronic plc	418,922	31,846,450
Molina Healthcare, Inc. *	12,900	731,688
Patterson Cos., Inc.	22,600	940,386
Quest Diagnostics, Inc.	42,747	3,929,304
ResMed, Inc.	43,716	2,952,579
Stryker Corp.	97,854	12,087,905
Teleflex, Inc.	13,846	2,322,390
Tenet Healthcare Corp. *	26,200	460,858
The Cooper Cos., Inc.	14,400	2,658,384
UnitedHealth Group, Inc.	294,392	47,720,943
Universal Health Services, Inc., Class B	27,874	3,139,449
Varex Imaging Corp. *	12,548	360,766
Varian Medical Systems, Inc. *	31,371	2,435,958
VCA, Inc. *	26,300	2,382,780
WellCare Health Plans, Inc. *	14,100	2,052,114
Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	22,500	1,904,175
Zimmer Biomet Holdings, Inc.	57,012	6,746,230
		348,401,852

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	80,788	3,653,233
Colgate-Palmolive Co.	253,854	16,393,891
Edgewell Personal Care Co. *	19,900	1,568,916
Herbalife Ltd. *(b)	20,100	1,129,620
Kimberly-Clark Corp.	113,204	13,712,401
Spectrum Brands Holdings, Inc.	8,200	1,093,798
The Clorox Co.	44,425	5,331,000
The Estee Lauder Cos., Inc., Class A	75,068	6,096,272
The Procter & Gamble Co.	811,119	71,054,025
		120,033,156

Insurance 3.1%
Aflac, Inc.	133,713	9,358,573
Alleghany Corp. *	5,186	3,171,602
Allied World Assurance Co. Holdings AG	24,700	1,312,311
American Financial Group, Inc.	21,805	1,878,937
American International Group, Inc.	314,276	20,195,376
American National Insurance Co.	3,100	361,429
AmTrust Financial Services, Inc.	17,000	448,630
Aon plc	85,303	9,613,648
Arch Capital Group Ltd. *	37,000	3,268,950
Arthur J. Gallagher & Co.	61,120	3,290,090
Aspen Insurance Holdings Ltd.	9,000	507,600
Assurant, Inc.	19,192	1,864,119
Assured Guaranty Ltd.	41,600	1,618,656
Axis Capital Holdings Ltd.	27,862	1,783,447
Brown & Brown, Inc.	39,476	1,663,124
Chubb Ltd.	133,502	17,554,178
Cincinnati Financial Corp.	48,417	3,417,272
CNA Financial Corp.	9,150	381,097
Endurance Specialty Holdings Ltd.	18,100	1,677,689
Erie Indemnity Co., Class A	8,285	928,831
Everest Re Group Ltd.	12,720	2,797,510
First American Financial Corp.	31,600	1,187,528
FNF Group	88,169	3,117,656
Lincoln National Corp.	78,159	5,276,514
Loews Corp.	82,358	3,836,236
Markel Corp. *	4,447	4,113,475
Marsh & McLennan Cos., Inc.	138,820	9,442,536
MetLife, Inc.	339,644	18,480,030
Old Republic International Corp.	70,509	1,466,587
Principal Financial Group, Inc.	88,009	5,024,434
ProAssurance Corp.	15,100	821,440
Prudential Financial, Inc.	137,597	14,462,821
Reinsurance Group of America, Inc.	19,510	2,447,920
RenaissanceRe Holdings Ltd.	13,907	1,895,802
RLI Corp.	11,300	671,446
The Allstate Corp.	89,998	6,768,749
The Hanover Insurance Group, Inc.	5,000	419,700
The Hartford Financial Services Group, Inc.	124,095	6,044,667
The Progressive Corp.	181,542	6,796,932
The Travelers Cos., Inc.	94,147	11,088,634
Torchmark Corp.	33,597	2,470,723
Unum Group	78,214	3,553,262
Validus Holdings Ltd.	25,509	1,454,013
W. R. Berkley Corp.	32,225	2,165,842
White Mountains Insurance Group Ltd.	1,313	1,194,515
Willis Towers Watson plc	42,266	5,288,745
XL Group Ltd.	93,067	3,496,527
		210,079,803

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	8,634,093
Albemarle Corp.	46,839	4,339,165
Alcoa Corp.	35,280	1,285,956
AptarGroup, Inc.	18,200	1,328,054
Ashland Global Holdings, Inc.	20,300	2,416,309
Avery Dennison Corp.	26,560	1,939,411
Axalta Coating Systems Ltd. *	46,600	1,351,400
Ball Corp.	48,876	3,727,284
Bemis Co., Inc.	28,149	1,371,419
Berry Plastics Group, Inc. *	36,100	1,842,183
Celanese Corp., Series A	44,643	3,767,869
CF Industries Holdings, Inc.	44,560	1,572,522
Crown Holdings, Inc. *	47,376	2,566,358
E.I. du Pont de Nemours & Co.	273,217	20,627,884
Eastman Chemical Co.	45,762	3,546,555
Ecolab, Inc.	83,128	9,986,167
FMC Corp.	43,504	2,617,201
Freeport-McMoRan, Inc. *	369,757	6,156,454
Graphic Packaging Holding Co.	104,500	1,307,295
International Flavors & Fragrances, Inc.	24,408	2,860,862
International Paper Co.	126,807	7,177,276
LyondellBasell Industries N.V., Class A	111,800	10,427,586
Martin Marietta Materials, Inc.	21,449	4,924,690
Monsanto Co.	136,534	14,787,998
NewMarket Corp.	2,800	1,207,276
Newmont Mining Corp.	162,928	5,911,028
Nucor Corp.	99,976	5,807,606
Packaging Corp. of America	29,030	2,675,985
PPG Industries, Inc.	81,712	8,172,017
Praxair, Inc.	89,328	10,580,008
Reliance Steel & Aluminum Co.	19,922	1,586,787
RPM International, Inc.	44,600	2,330,796
Sealed Air Corp.	58,102	2,817,947
Sensient Technologies Corp.	13,500	1,036,125
Silgan Holdings, Inc.	10,000	585,100
Sonoco Products Co.	33,970	1,866,652
Steel Dynamics, Inc.	74,400	2,515,464
The Dow Chemical Co.	350,256	20,885,765
The Mosaic Co.	56,995	1,787,933
The Scotts Miracle-Gro Co.	14,668	1,349,016
The Sherwin-Williams Co.	23,890	7,258,021
The Valspar Corp.	10,846	1,200,327
Vulcan Materials Co.	40,825	5,239,072
W.R. Grace & Co.	21,500	1,490,810
Westlake Chemical Corp.	14,000	866,740
WestRock Co.	77,542	4,137,641
		211,870,107

Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,118,325
CBS Corp., Class B — Non Voting Shares	129,005	8,319,533
Charter Communications, Inc., Class A *	64,520	20,901,254
Cinemark Holdings, Inc.	34,600	1,470,500
Comcast Corp., Class A	716,723	54,055,249
Discovery Communications, Inc., Class A *	47,200	1,338,120
Discovery Communications, Inc., Class C *	74,700	2,069,937
DISH Network Corp., Class A *	67,372	3,986,401
Liberty Broadband Corp., Class C *	20,700	1,766,538
Liberty Global plc LiLAC., Class A *	9,886	227,576
Liberty Global plc LiLAC., Class C *	12,370	276,098
Liberty Global plc, Class A *	79,241	2,890,712
Liberty Global plc, Series C *	219,372	7,706,538
Liberty Media Corp. — Liberty Braves, Class A *	3,044	60,728
Liberty Media Corp. — Liberty Formula One, Class A *	7,611	220,567
Security	Number of Shares	Value ($)
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,103,363
Liberty Media Corp. — Liberty SiriusXM, Class C *	62,700	2,250,303
Lions Gate Entertainment Corp., Class B *	17,027	456,153
Live Nation Entertainment, Inc. *	45,500	1,302,210
News Corp., Class A	118,782	1,459,831
Omnicom Group, Inc.	73,888	6,328,507
Scripps Networks Interactive, Inc., Class A	30,900	2,353,344
Sirius XM Holdings, Inc. (b)	688,800	3,251,136
TEGNA, Inc.	73,854	1,691,995
The Interpublic Group of Cos., Inc.	127,164	2,992,169
The Madison Square Garden Co., Class A *	6,933	1,217,920
The Walt Disney Co.	455,260	50,374,519
Time Warner, Inc.	249,680	24,181,508
Tribune Media Co., Class A	23,200	669,088
Twenty-First Century Fox, Inc., Class A	353,928	11,106,261
Twenty-First Century Fox, Inc., Class B	109,000	3,380,090
Viacom, Inc., Class B	106,546	4,489,848
		225,016,321

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	505,126	30,868,250
Agilent Technologies, Inc.	99,131	4,854,445
Alexion Pharmaceuticals, Inc. *	70,304	9,187,327
Alkermes plc *	44,700	2,418,717
Allergan plc *	123,377	27,005,992
Alnylam Pharmaceuticals, Inc. *	21,900	875,781
Amgen, Inc.	235,202	36,851,449
AquaBounty Technologies, Inc. *(b)	448	6,182
Bio-Rad Laboratories, Inc., Class A *	6,900	1,311,552
Bio-Techne Corp.	12,563	1,278,285
Biogen, Inc. *	68,855	19,089,360
BioMarin Pharmaceutical, Inc. *	49,600	4,346,448
Bristol-Myers Squibb Co.	521,839	25,653,605
Bruker Corp.	33,900	804,447
Catalent, Inc. *	29,900	800,124
Celgene Corp. *	245,440	28,507,856
Charles River Laboratories International, Inc. *	14,400	1,163,520
Eli Lilly & Co.	305,871	23,561,243
Endo International plc *	61,600	753,984
Gilead Sciences, Inc.	422,044	30,577,088
Illumina, Inc. *	45,900	7,348,590
Impax Laboratories, Inc. *	25,000	328,750
Incyte Corp. *	51,800	6,278,678
Intrexon Corp. *(b)	30,000	634,800
Ionis Pharmaceuticals, Inc. *	36,300	1,615,350
Jazz Pharmaceuticals plc *	19,200	2,340,864
Johnson & Johnson	837,387	94,834,078
Kite Pharma, Inc. *(b)	12,800	652,416
Mallinckrodt plc *	35,320	1,721,144
Merck & Co., Inc.	852,418	52,841,392
Mettler-Toledo International, Inc. *	8,800	3,754,344
Mylan N.V. *	87,600	3,333,180
Myriad Genetics, Inc. *	30,000	485,400
Neurocrine Biosciences, Inc. *	24,300	1,042,713
OPKO Health, Inc. *(b)	101,700	883,773
Pacira Pharmaceuticals, Inc. *	12,600	484,470
PerkinElmer, Inc.	32,300	1,718,037
Perrigo Co., plc	17,400	1,325,010
Pfizer, Inc.	1,859,351	58,997,207
PRA Health Sciences, Inc. *	6,800	398,412
Prestige Brands Holdings, Inc. *	16,300	859,988
Quintiles IMS Holdings, Inc. *	38,946	3,056,872
Regeneron Pharmaceuticals, Inc. *	24,400	8,766,676
Seattle Genetics, Inc. *	33,600	2,024,064
The Medicines Co. *	21,500	775,075

5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	123,798	18,865,577
Ultragenyx Pharmaceutical, Inc. *	10,900	817,609
United Therapeutics Corp. *	14,100	2,307,183
Vertex Pharmaceuticals, Inc. *	77,612	6,664,542
Waters Corp. *	25,000	3,541,250
Zoetis, Inc.	154,700	8,499,218
		547,112,317

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	24,500	2,715,090
American Campus Communities, Inc.	44,400	2,158,728
American Homes 4 Rent, Class A	67,200	1,497,216
American Tower Corp.	133,189	13,785,062
Apartment Investment & Management Co., Class A	49,418	2,177,851
Apple Hospitality REIT, Inc.	46,300	926,926
AvalonBay Communities, Inc.	41,849	7,252,850
Boston Properties, Inc.	47,905	6,270,765
Brixmor Property Group, Inc.	103,700	2,502,281
Camden Property Trust	26,864	2,245,024
CBRE Group, Inc., Class A *	104,537	3,173,743
Columbia Property Trust, Inc.	35,400	787,650
Communications Sales & Leasing, Inc.	56,900	1,495,332
CoreCivic, Inc.	70,000	2,032,800
Crown Castle International Corp.	114,627	10,067,689
CubeSmart	50,100	1,259,013
DCT Industrial Trust, Inc.	27,600	1,233,444
DDR Corp.	91,800	1,393,524
Digital Realty Trust, Inc.	51,100	5,499,893
Douglas Emmett, Inc.	47,600	1,801,184
Duke Realty Corp.	104,537	2,543,385
EPR Properties	17,000	1,257,490
Equinix, Inc.	23,262	8,955,405
Equity Commonwealth *	40,300	1,242,852
Equity LifeStyle Properties, Inc.	23,400	1,730,196
Equity One, Inc.	30,800	960,652
Equity Residential	111,372	6,768,076
Essex Property Trust, Inc.	20,929	4,694,375
Extra Space Storage, Inc.	40,600	2,925,230
Federal Realty Investment Trust	21,596	3,032,726
Forest City Realty Trust, Inc., Class A	61,800	1,399,152
GGP, Inc.	187,700	4,662,468
Gramercy Property Trust	41,433	1,091,345
HCP, Inc.	144,480	4,380,634
Healthcare Realty Trust, Inc.	28,600	864,006
Healthcare Trust of America, Inc., Class A	36,800	1,069,776
Highwoods Properties, Inc.	31,600	1,624,556
Hospitality Properties Trust	52,081	1,621,282
Host Hotels & Resorts, Inc.	240,139	4,339,312
Iron Mountain, Inc.	77,466	2,773,283
Jones Lang LaSalle, Inc.	18,800	1,936,964
Kilroy Realty Corp.	27,700	2,073,345
Kimco Realty Corp.	126,531	3,149,357
Lamar Advertising Co., Class A	26,170	1,976,358
Liberty Property Trust	46,304	1,777,611
Mid-America Apartment Communities, Inc.	35,970	3,415,352
National Retail Properties, Inc.	43,000	1,874,800
Omega Healthcare Investors, Inc.	71,900	2,305,833
Outfront Media, Inc.	50,000	1,371,500
Paramount Group, Inc.	48,500	809,465
Park Hotels & Resorts, Inc.	24,960	677,414
Piedmont Office Realty Trust, Inc., Class A	72,100	1,566,012
Prologis, Inc.	162,080	7,917,608
Public Storage	46,709	10,042,435
Realogy Holdings Corp.	75,200	1,948,432
Realty Income Corp.	86,400	5,152,032
Regency Centers Corp.	30,582	2,132,483
Senior Housing Properties Trust	1,000	19,050
Security	Number of Shares	Value ($)
Simon Property Group, Inc.	97,150	17,853,255
SL Green Realty Corp.	31,851	3,470,803
Spirit Realty Capital, Inc.	146,700	1,543,284
STORE Capital Corp.	39,500	934,570
Sun Communities, Inc.	23,200	1,827,232
Tanger Factory Outlet Centers, Inc.	30,900	1,056,471
Taubman Centers, Inc.	19,800	1,402,632
The Howard Hughes Corp. *	11,500	1,226,015
The Macerich Co.	40,745	2,798,774
UDR, Inc.	85,262	2,979,907
Ventas, Inc.	107,029	6,600,478
VEREIT, Inc.	108,200	922,946
Vornado Realty Trust	54,334	5,776,248
Weingarten Realty Investors	43,602	1,553,539
Welltower, Inc.	111,421	7,387,212
Weyerhaeuser Co.	243,126	7,617,138
		243,308,821

Retailing 5.1%
Advance Auto Parts, Inc.	22,622	3,715,437
Amazon.com, Inc. *	119,541	98,439,623
American Eagle Outfitters, Inc.	54,400	821,984
AutoNation, Inc. *	10,166	540,018
AutoZone, Inc. *	9,533	6,911,234
Bed Bath & Beyond, Inc.	51,220	2,066,727
Best Buy Co., Inc.	85,826	3,820,973
Burlington Stores, Inc. *	26,100	2,184,570
CarMax, Inc. *	61,400	4,095,994
Dick's Sporting Goods, Inc.	26,700	1,377,720
Dollar General Corp.	83,200	6,141,824
Dollar Tree, Inc. *	71,418	5,512,755
Expedia, Inc.	36,404	4,426,362
Foot Locker, Inc.	40,809	2,797,049
Genuine Parts Co.	45,830	4,436,802
Kohl's Corp.	56,465	2,249,001
L Brands, Inc.	78,823	4,745,933
Liberty Expedia Holdings, Inc., Class A *	17,872	786,547
Liberty Interactive Corp., QVC Group, Class A *	66,208	1,269,869
Liberty Ventures, Series A *	26,808	1,170,169
LKQ Corp. *	99,600	3,178,236
Lowe's Cos., Inc.	278,436	20,348,103
Macy's, Inc.	93,676	2,767,189
Netflix, Inc. *	134,800	18,967,708
Nordstrom, Inc.	41,600	1,839,552
O'Reilly Automotive, Inc. *	30,466	7,990,318
Penske Automotive Group, Inc.	15,300	831,708
Pool Corp.	13,000	1,372,280
Ross Stores, Inc.	127,624	8,437,223
Sally Beauty Holdings, Inc. *	44,000	1,047,200
Signet Jewelers Ltd.	24,300	1,887,381
Staples, Inc.	197,970	1,821,324
Target Corp.	180,562	11,642,638
The Gap, Inc.	72,255	1,664,033
The Home Depot, Inc.	380,035	52,285,215
The Priceline Group, Inc. *	15,546	24,486,971
The TJX Cos., Inc.	207,290	15,530,167
Tiffany & Co.	33,573	2,642,867
Tractor Supply Co.	41,400	3,049,938
TripAdvisor, Inc. *	33,200	1,756,280
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,418,372
Urban Outfitters, Inc. *	27,996	743,014
Williams-Sonoma, Inc.	25,300	1,219,713
		348,438,021

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	95,674	7,169,810
Applied Materials, Inc.	354,889	12,154,948
Broadcom Ltd.	122,770	24,492,615
Cavium, Inc. *	15,000	993,150
Cypress Semiconductor Corp.	105,500	1,244,900
First Solar, Inc. *	20,000	623,800
Integrated Device Technology, Inc. *	47,100	1,186,449
Intel Corp.	1,472,780	54,227,760
KLA-Tencor Corp.	47,638	4,054,470
Lam Research Corp.	48,319	5,549,920
Linear Technology Corp.	77,466	4,890,429
Marvell Technology Group Ltd.	114,162	1,697,589
Maxim Integrated Products, Inc.	93,500	4,158,880
Microchip Technology, Inc.	68,648	4,623,443
Micron Technology, Inc. *	333,400	8,038,274
Microsemi Corp. *	35,700	1,897,455
NVIDIA Corp.	156,999	17,141,151
ON Semiconductor Corp. *	126,800	1,688,976
QUALCOMM, Inc.	468,578	25,036,122
Skyworks Solutions, Inc.	59,900	5,495,226
Teradyne, Inc.	62,600	1,776,588
Texas Instruments, Inc.	314,775	23,778,103
Versum Materials, Inc. *	30,889	863,348
Xilinx, Inc.	78,605	4,574,811
		217,358,217

Software & Services 12.5%
Accenture plc, Class A	195,400	22,250,198
Activision Blizzard, Inc.	187,838	7,552,966
Adobe Systems, Inc. *	155,313	17,609,388
Akamai Technologies, Inc. *	55,509	3,807,362
Alliance Data Systems Corp.	17,871	4,081,379
Alphabet, Inc., Class A *	89,288	73,233,125
Alphabet, Inc., Class C *	91,832	73,170,819
Amdocs Ltd.	46,200	2,712,402
ANSYS, Inc. *	27,400	2,555,324
Aspen Technology, Inc. *	24,400	1,295,884
Autodesk, Inc. *	69,872	5,683,388
Automatic Data Processing, Inc.	143,151	14,456,819
Blackbaud, Inc.	13,800	905,418
Booz Allen Hamilton Holding Corp.	38,600	1,305,452
Broadridge Financial Solutions, Inc.	36,400	2,421,692
CA, Inc.	88,681	2,773,055
Cadence Design Systems, Inc. *	92,587	2,410,040
CDK Global, Inc.	51,400	3,215,070
Citrix Systems, Inc. *	48,200	4,395,358
Cognizant Technology Solutions Corp., Class A *	191,832	10,088,445
CommerceHub, Inc., Series A *	4,468	65,635
CommerceHub, Inc., Series C *	8,936	130,287
Computer Sciences Corp.	42,331	2,632,988
Conduent, Inc. *	58,609	876,791
CoreLogic, Inc. *	26,700	941,709
CoStar Group, Inc. *	10,600	2,142,260
CSRA, Inc.	42,331	1,313,108
Dell Technologies, Inc., Class V *	68,004	4,283,572
DST Systems, Inc.	10,980	1,264,347
eBay, Inc. *	336,070	10,697,108
Electronic Arts, Inc. *	98,381	8,207,927
Euronet Worldwide, Inc. *	7,400	529,248
Facebook, Inc., Class A *	719,400	93,752,208
Fair Isaac Corp.	9,300	1,146,690
Fidelity National Information Services, Inc.	94,108	7,474,057
First Data Corp., Class A *	25,000	383,500
Fiserv, Inc. *	70,978	7,625,167
FleetCor Technologies, Inc. *	33,100	4,881,919
Security	Number of Shares	Value ($)
Fortinet, Inc. *	44,600	1,483,396
Gartner, Inc. *	26,400	2,623,104
Genpact Ltd. *	44,550	1,099,494
Global Payments, Inc.	47,099	3,639,811
Guidewire Software, Inc. *	21,100	1,104,163
IAC/InterActiveCorp *	25,730	1,770,481
International Business Machines Corp.	265,740	46,376,945
Intuit, Inc.	82,344	9,764,351
j2 Global, Inc.	5,800	486,098
Jack Henry & Associates, Inc.	24,200	2,172,676
Leidos Holdings, Inc.	30,000	1,449,600
Manhattan Associates, Inc. *	24,200	1,240,492
MasterCard, Inc., Class A	305,410	32,474,245
Microsoft Corp.	2,390,038	154,515,957
Nuance Communications, Inc. *	50,000	793,000
Oracle Corp.	926,410	37,158,305
Paychex, Inc.	102,528	6,181,413
PayPal Holdings, Inc. *	348,370	13,858,159
PTC, Inc. *	39,700	2,087,029
Red Hat, Inc. *	57,283	4,346,634
Sabre Corp.	26,300	644,350
salesforce.com, Inc. *	199,040	15,744,064
ServiceNow, Inc. *	45,800	4,150,396
Splunk, Inc. *	23,800	1,377,068
SS&C Technologies Holdings, Inc.	49,000	1,574,370
Symantec Corp.	196,689	5,418,782
Synopsys, Inc. *	48,700	3,062,743
Take-Two Interactive Software, Inc. *	25,200	1,351,980
Teradata Corp. *	35,844	1,052,380
The Ultimate Software Group, Inc. *	8,900	1,723,574
The Western Union Co.	163,440	3,200,155
Total System Services, Inc.	55,100	2,792,468
Twitter, Inc. *	165,700	2,919,634
Tyler Technologies, Inc. *	9,300	1,357,986
Vantiv, Inc., Class A *	51,300	3,192,912
VeriSign, Inc. *	29,605	2,374,617
Visa, Inc., Class A	591,900	48,956,049
VMware, Inc., Class A *(b)	24,100	2,109,714
WEX, Inc. *	13,100	1,497,723
Workday, Inc., Class A *	20,700	1,719,963
Xerox Corp.	293,045	2,030,802
Yahoo! Inc. *	274,179	12,083,068
		849,232,256

Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	92,240	6,225,278
Apple, Inc.	1,645,974	199,738,945
Arista Networks, Inc. *	10,800	1,015,200
ARRIS International plc *	55,100	1,574,758
Arrow Electronics, Inc. *	28,800	2,117,376
Avnet, Inc.	42,546	1,975,836
Brocade Communications Systems, Inc.	127,300	1,587,431
CDW Corp.	42,900	2,209,779
Cisco Systems, Inc.	1,571,015	48,261,581
Cognex Corp.	26,700	1,803,852
CommScope Holding Co., Inc. *	49,700	1,879,654
Corning, Inc.	345,763	9,159,262
F5 Networks, Inc. *	23,200	3,109,496
FLIR Systems, Inc.	38,200	1,349,606
Harris Corp.	38,807	3,985,867
Hewlett Packard Enterprise Co.	538,668	12,216,990
HP, Inc.	541,668	8,152,103
IPG Photonics Corp. *	12,900	1,483,371
Jabil Circuit, Inc.	62,300	1,493,954
Juniper Networks, Inc.	110,994	2,972,419
Keysight Technologies, Inc. *	24,100	893,387
Motorola Solutions, Inc.	49,912	4,028,397
National Instruments Corp.	31,200	980,304

7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NCR Corp. *	38,744	1,666,767
NetApp, Inc.	88,200	3,379,824
NetScout Systems, Inc. *	30,300	1,008,990
Palo Alto Networks, Inc. *	22,300	3,290,588
Seagate Technology plc	92,137	4,159,986
SYNNEX Corp.	9,300	1,117,674
TE Connectivity Ltd.	99,000	7,360,650
Trimble, Inc. *	59,000	1,747,580
ViaSat, Inc. *	13,600	882,776
Western Digital Corp.	86,893	6,927,979
Zebra Technologies Corp., Class A *	7,000	585,690
		350,343,350

Telecommunication Services 2.4%
AT&T, Inc.	1,911,641	80,594,785
CenturyLink, Inc.	93,111	2,407,850
Level 3 Communications, Inc. *	91,920	5,465,563
SBA Communications Corp. *	38,300	4,031,458
Sprint Corp. *	200,000	1,846,000
T-Mobile US, Inc. *	90,900	5,660,343
Verizon Communications, Inc.	1,260,257	61,765,196
Zayo Group Holdings, Inc. *	30,900	987,564
		162,758,759

Transportation 2.2%
Alaska Air Group, Inc.	38,800	3,640,216
AMERCO	2,000	753,340
American Airlines Group, Inc.	151,900	6,721,575
Avis Budget Group, Inc. *	34,800	1,295,256
C.H. Robinson Worldwide, Inc.	43,348	3,297,049
CSX Corp.	294,626	13,667,700
Delta Air Lines, Inc.	244,400	11,545,456
Expeditors International of Washington, Inc.	59,698	3,109,072
FedEx Corp.	79,528	15,039,540
Genesee & Wyoming, Inc., Class A *	10,900	821,424
Hertz Global Holdings, Inc. *	17,900	375,363
JB Hunt Transport Services, Inc.	26,491	2,624,728
JetBlue Airways Corp. *	75,900	1,488,399
Kansas City Southern	33,100	2,843,621
Kirby Corp. *	8,900	573,605
Macquarie Infrastructure Corp.	23,100	1,732,269
Norfolk Southern Corp.	93,086	10,933,882
Old Dominion Freight Line, Inc. *	19,400	1,712,632
Ryder System, Inc.	16,964	1,316,406
Southwest Airlines Co.	201,388	10,534,606
Spirit Airlines, Inc. *	9,000	486,360
Union Pacific Corp.	250,724	26,722,164
United Continental Holdings, Inc. *	108,782	7,665,867
United Parcel Service, Inc., Class B	202,135	22,058,993
		150,959,523

Utilities 3.2%
AES Corp.	196,502	2,247,983
Alliant Energy Corp.	74,800	2,816,220
Ameren Corp.	78,585	4,137,500
American Electric Power Co., Inc.	153,071	9,805,728
American Water Works Co., Inc.	54,500	4,002,480
Aqua America, Inc.	58,917	1,791,666
Atmos Energy Corp.	30,718	2,340,097
CenterPoint Energy, Inc.	133,911	3,509,807
CMS Energy Corp.	85,733	3,652,226
Consolidated Edison, Inc.	89,906	6,684,511
Dominion Resources, Inc.	200,608	15,302,378
DTE Energy Co.	55,897	5,513,680
Duke Energy Corp.	213,295	16,752,189
Security	Number of Shares	Value ($)
Edison International	99,454	7,248,207
Entergy Corp.	57,362	4,109,414
Eversource Energy	101,312	5,604,580
Exelon Corp.	284,519	10,208,542
FirstEnergy Corp.	127,391	3,862,495
Great Plains Energy, Inc.	52,000	1,432,600
IDACORP, Inc.	19,800	1,584,396
MDU Resources Group, Inc.	64,217	1,884,769
National Fuel Gas Co.	28,047	1,574,839
NextEra Energy, Inc.	145,308	17,977,506
NiSource, Inc.	95,880	2,144,836
NorthWestern Corp.	14,000	799,540
NRG Energy, Inc.	128,800	2,130,352
OGE Energy Corp.	66,760	2,239,130
ONE Gas, Inc.	16,000	1,033,920
PG&E Corp.	158,237	9,793,288
Pinnacle West Capital Corp.	32,687	2,537,492
Portland General Electric Co.	27,200	1,186,192
PPL Corp.	211,761	7,377,753
Public Service Enterprise Group, Inc.	156,372	6,919,461
SCANA Corp.	44,531	3,059,280
Sempra Energy	82,678	8,465,400
Southwest Gas Holdings, Inc.	14,200	1,144,094
Spire, Inc.	12,900	838,500
The Southern Co.	313,618	15,502,138
UGI Corp.	50,172	2,326,476
Vectren Corp.	22,800	1,251,492
WEC Energy Group, Inc.	96,477	5,696,967
Westar Energy, Inc.	35,500	1,941,495
WGL Holdings, Inc.	13,000	1,065,220
Xcel Energy, Inc.	160,409	6,628,100
		218,124,939
Total Common Stock
(Cost $1,858,329,886)		6,761,077,912

Other Investment Companies 0.8% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (c)	31,537,418	31,537,418

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	22,883,676	22,883,676
Total Other Investment Companies
(Cost $54,421,094)		54,421,094

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $1,921,698,590 and the unrealized appreciation and depreciation were $4,904,267,240 and ($10,466,824), respectively, with a net unrealized appreciation of $4,893,800,416.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,858,208.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	305	34,686,125	301,551

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,761,077,912	$—	$—	$6,761,077,912
Other Investment Companies[1]	54,421,094	—	—	54,421,094
Total	$6,815,499,006	$—	$—	$6,815,499,006
Other Financial Instruments
Futures Contracts[2]	$301,551	$—	$—	$301,551
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
9

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	2,068,482,954	3,002,909,833
0.0%	Rights	655,634	767,445
2.2%	Other Investment Company	65,996,722	65,996,722
1.7%	Short-Term Investments	51,030,599	51,030,599
103.2%	Total Investments	2,186,165,909	3,120,704,599
(3.2%)	Other Assets and Liabilities, Net		(95,988,402)
100.0%	Net Assets		3,024,716,197

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	122,400	2,496,960
Cooper Tire & Rubber Co.	85,699	3,106,589
Cooper-Standard Holding, Inc. *	24,000	2,526,720
Dana, Inc.	235,129	4,735,498
Dorman Products, Inc. *	42,600	2,940,252
Fox Factory Holding Corp. *	34,400	890,960
Gentherm, Inc. *	61,800	2,187,720
Horizon Global Corp. *	26,800	524,476
LCI Industries	37,000	4,060,750
Metaldyne Performance Group, Inc.	27,300	644,280
Modine Manufacturing Co. *	73,100	994,160
Motorcar Parts of America, Inc. *	31,200	818,376
Spartan Motors, Inc.	51,800	409,220
Standard Motor Products, Inc.	35,200	1,755,424
Stoneridge, Inc. *	42,600	699,066
Strattec Security Corp.	5,100	157,080
Superior Industries International, Inc.	37,500	864,375
Tenneco, Inc. *	88,228	5,950,978
Tower International, Inc.	30,200	791,240
Unique Fabricating, Inc.	10,200	132,804
Winnebago Industries, Inc.	43,600	1,369,040
Workhorse Group, Inc. *(b)	18,500	59,940
		38,115,908

Banks 13.9%
1st Source Corp.	26,203	1,182,017
Access National Corp.	14,138	377,202
ACNB Corp.	8,600	258,000
Allegiance Bancshares, Inc. *	17,100	554,895
American National Bankshares, Inc.	10,700	379,850
Ameris Bancorp	54,900	2,475,990
Ames National Corp.	15,500	500,650
Arrow Financial Corp.	19,794	698,728
Astoria Financial Corp.	153,200	2,897,012
Atlantic Capital Bancshares, Inc. *	26,200	500,420
Banc of California, Inc. (b)	74,900	1,183,420
BancFirst Corp.	12,316	1,162,015
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,366,990
Security	Number of Shares	Value ($)
BancorpSouth, Inc.	138,600	4,116,420
Bank Mutual Corp.	71,800	685,690
Bank of Marin Bancorp	9,100	611,520
Bank of the Ozarks, Inc.	142,768	7,833,680
BankFinancial Corp.	28,200	379,854
Bankwell Financial Group, Inc.	7,700	225,687
Banner Corp.	47,757	2,680,123
Bar Harbor Bankshares	16,638	720,925
Bear State Financial, Inc.	31,000	312,170
Beneficial Bancorp, Inc.	113,011	2,017,246
Berkshire Hills Bancorp, Inc.	52,200	1,847,880
Blue Hills Bancorp, Inc.	43,900	834,100
BNC Bancorp	62,987	2,220,292
BofI Holding, Inc. *	95,880	2,828,460
Boston Private Financial Holdings, Inc.	127,100	2,097,150
Bridge Bancorp, Inc.	31,400	1,135,110
Brookline Bancorp, Inc.	105,522	1,661,972
Bryn Mawr Bank Corp.	27,200	1,089,360
BSB Bancorp, Inc. *	8,867	246,059
C&F Financial Corp.	4,700	203,745
Camden National Corp.	25,550	1,059,814
Capital Bank Financial Corp., Class A	38,219	1,505,829
Capital City Bank Group, Inc.	15,300	316,557
Capitol Federal Financial, Inc.	200,857	3,103,241
Cardinal Financial Corp.	48,200	1,511,552
Carolina Financial Corp.	15,600	467,220
Cascade Bancorp *	55,003	438,374
Cathay General Bancorp	115,726	4,217,055
CenterState Banks, Inc.	76,400	1,863,396
Central Pacific Financial Corp.	49,100	1,538,303
Central Valley Community Bancorp	13,500	273,105
Century Bancorp, Inc., Class A	4,700	283,410
Charter Financial Corp.	24,859	427,078
Chemical Financial Corp.	104,063	5,143,834
Chemung Financial Corp.	4,500	153,855
Citizens & Northern Corp.	20,300	482,328
City Holding Co.	24,800	1,614,232
Clifton Bancorp, Inc.	38,861	603,123
CNB Financial Corp.	20,700	485,622
CoBiz Financial, Inc.	60,600	1,061,712
Codorus Valley Bancorp, Inc.	10,920	280,316
Columbia Banking System, Inc.	92,500	3,677,800
Community Bank System, Inc.	67,022	3,911,404
Community Trust Bancorp, Inc.	25,180	1,164,575
ConnectOne Bancorp, Inc.	46,340	1,144,598
County Bancorp, Inc.	7,500	204,750
CU Bancorp *	25,400	920,750
Customers Bancorp, Inc. *	37,550	1,293,973
CVB Financial Corp.	162,619	3,665,432
Dime Community Bancshares, Inc.	50,600	1,082,840
Eagle Bancorp, Inc. *	48,580	2,975,525
Enterprise Bancorp, Inc.	14,531	488,387
Enterprise Financial Services Corp.	32,400	1,349,460
Equity Bancshares, Inc., Class A *	11,000	359,260
ESSA Bancorp, Inc.	12,500	197,875
Essent Group Ltd. *	118,700	4,103,459
EverBank Financial Corp.	166,500	3,235,095

1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
F.N.B. Corp.	333,026	4,975,408
Farmers Capital Bank Corp.	13,815	513,227
Farmers National Banc Corp.	36,500	459,900
FB Financial Corp. *	11,300	287,698
FCB Financial Holdings, Inc., Class A *	47,169	2,214,585
Federal Agricultural Mortgage Corp., Class C	13,200	734,712
Fidelity Southern Corp.	34,748	807,891
Financial Institutions, Inc.	22,900	754,555
First Bancorp (North Carolina)	31,600	924,932
First BanCorp (Puerto Rico) *	187,700	1,261,344
First Bancorp, Inc.	18,296	493,992
First Busey Corp.	51,000	1,491,750
First Business Financial Services, Inc.	11,600	281,068
First Citizens BancShares, Inc., Class A	12,041	4,415,916
First Commonwealth Financial Corp.	144,929	2,046,397
First Community Bancshares, Inc.	24,600	715,860
First Community Financial Partners, Inc. *	20,900	248,710
First Connecticut Bancorp, Inc.	23,900	541,335
First Defiance Financial Corp.	12,700	615,442
First Financial Bancorp	98,289	2,707,862
First Financial Bankshares, Inc.	103,762	4,425,449
First Financial Corp.	17,700	855,795
First Financial Northwest, Inc.	10,300	213,725
First Foundation, Inc. *	39,400	571,300
First Internet Bancorp	7,900	246,085
First Interstate BancSystem, Inc., Class A	32,833	1,351,078
First Merchants Corp.	65,000	2,491,450
First Mid-Illinois Bancshares, Inc.	13,700	431,687
First Midwest Bancorp, Inc.	127,863	3,104,514
First NBC Bank Holding Co. *	21,900	87,600
First Northwest Bancorp *	15,400	228,074
Flagstar Bancorp, Inc. *	33,700	868,449
Flushing Financial Corp.	47,500	1,292,000
Franklin Financial Network, Inc. *	18,464	711,787
Fulton Financial Corp.	266,649	4,853,012
German American Bancorp, Inc.	23,800	1,142,162
Glacier Bancorp, Inc.	122,111	4,338,604
Great Southern Bancorp, Inc.	16,300	815,815
Great Western Bancorp, Inc.	96,517	4,126,102
Green Bancorp, Inc. *	29,200	500,780
Guaranty Bancorp	27,920	675,664
Hancock Holding Co.	133,526	6,122,167
Hanmi Financial Corp.	51,600	1,710,540
HarborOne Bancorp, Inc. *	25,100	467,362
Heartland Financial USA, Inc.	37,000	1,731,600
Heritage Commerce Corp.	39,500	554,580
Heritage Financial Corp.	45,545	1,161,398
Heritage Oaks Bancorp	40,200	544,308
Hilltop Holdings, Inc.	122,313	3,348,930
Hingham Institution for Savings	2,496	482,701
Home Bancorp, Inc.	7,300	259,661
Home BancShares, Inc.	190,460	5,130,992
HomeStreet, Inc. *	38,622	1,011,896
HomeTrust Bancshares, Inc. *	29,400	727,650
Hope Bancorp, Inc.	209,179	4,373,933
Horizon Bancorp	29,850	765,056
IBERIABANK Corp.	69,875	5,740,231
Impac Mortgage Holdings, Inc. *	12,642	174,712
Independent Bank Corp., Massachusetts	39,800	2,481,530
Independent Bank Corp., Michigan	33,600	705,600
Independent Bank Group, Inc.	17,200	1,068,980
International Bancshares Corp.	90,360	3,352,356
Investors Bancorp, Inc.	470,314	6,749,006
Kearny Financial Corp.	144,832	2,208,688
Lakeland Bancorp, Inc.	65,597	1,216,824
Lakeland Financial Corp.	39,000	1,732,380
LCNB Corp.	12,200	274,500
LegacyTexas Financial Group, Inc.	71,900	2,970,908
Security	Number of Shares	Value ($)
LendingTree, Inc. *	10,000	1,119,000
Live Oak Bancshares, Inc.	30,100	615,545
Macatawa Bank Corp.	39,500	403,690
MainSource Financial Group, Inc.	38,144	1,253,412
MB Financial, Inc.	121,687	5,418,722
MBT Financial Corp.	27,100	292,680
Mercantile Bank Corp.	25,300	817,190
Merchants Bancshares, Inc.	9,946	507,246
Meridian Bancorp, Inc.	74,844	1,410,809
Meta Financial Group, Inc.	13,400	1,177,190
MGIC Investment Corp. *	533,545	5,682,254
Middleburg Financial Corp.	7,200	247,248
Midland States Bancorp, Inc.	5,700	193,002
MidWestOne Financial Group, Inc.	11,300	399,003
MutualFirst Financial, Inc.	8,100	253,125
National Bank Holdings Corp., Class A	41,100	1,335,750
National Bankshares, Inc.	9,300	405,015
National Commerce Corp. *	15,032	563,700
Nationstar Mortgage Holdings, Inc. *	47,097	854,340
NBT Bancorp, Inc.	66,723	2,718,295
Nicolet Bankshares, Inc. *	10,000	484,700
NMI Holdings, Inc., Class A *	74,100	800,280
Northfield Bancorp, Inc.	64,186	1,158,557
Northrim BanCorp, Inc.	10,000	282,500
Northwest Bancshares, Inc.	149,109	2,545,291
OceanFirst Financial Corp.	41,500	1,179,015
Ocwen Financial Corp. *	157,909	832,180
OFG Bancorp	64,500	854,625
Old Line Bancshares, Inc.	12,300	329,763
Old National Bancorp	204,109	3,622,935
Old Second Bancorp, Inc.	41,624	449,539
Opus Bank	25,642	521,815
Oritani Financial Corp.	59,950	1,040,133
Orrstown Financial Services, Inc.	11,100	243,645
Pacific Continental Corp.	32,400	803,520
Pacific Mercantile Bancorp *	21,300	152,295
Pacific Premier Bancorp, Inc. *	44,300	1,743,205
Park National Corp.	20,653	2,288,146
Park Sterling Corp.	85,000	994,500
Peapack-Gladstone Financial Corp.	27,300	824,597
Penns Woods Bancorp, Inc.	7,100	328,020
PennyMac Financial Services, Inc., Class A *	18,200	307,580
People's Utah Bancorp	17,600	444,400
Peoples Bancorp, Inc.	28,000	869,400
Peoples Financial Services Corp.	11,100	477,300
PHH Corp. *	83,463	1,216,891
Pinnacle Financial Partners, Inc.	68,020	4,547,137
Preferred Bank	19,800	1,097,118
Premier Financial Bancorp, Inc.	13,310	243,839
PrivateBancorp, Inc.	126,776	6,929,576
Prosperity Bancshares, Inc.	105,795	7,683,891
Provident Bancorp, Inc. *	8,700	171,390
Provident Financial Holdings, Inc.	7,600	140,828
Provident Financial Services, Inc.	94,451	2,500,118
QCR Holdings, Inc.	17,862	749,311
Radian Group, Inc.	336,740	6,196,016
Renasant Corp.	68,666	2,732,907
Republic Bancorp, Inc., Class A	16,100	557,865
Republic First Bancorp, Inc. *	79,100	597,205
S&T Bancorp, Inc.	52,581	1,978,097
Sandy Spring Bancorp, Inc.	37,500	1,536,375
Seacoast Banking Corp. of Florida *	44,520	969,646
ServisFirst Bancshares, Inc.	72,480	2,902,099
Shore Bancshares, Inc.	18,700	300,883
SI Financial Group, Inc.	13,600	204,680
Sierra Bancorp	21,200	567,312
Simmons First National Corp., Class A	46,784	2,814,058
South State Corp.	41,163	3,679,972

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Southern First Bancshares, Inc. *	8,800	311,520
Southern Missouri Bancorp, Inc.	7,800	262,548
Southern National Bancorp of Virginia, Inc.	15,700	251,671
Southside Bancshares, Inc.	39,303	1,342,590
Southwest Bancorp, Inc.	32,600	903,020
State Bank Financial Corp.	56,700	1,499,148
Sterling Bancorp	197,605	4,712,879
Stock Yards Bancorp, Inc.	35,430	1,587,264
Stonegate Bank	18,600	846,486
Suffolk Bancorp	19,300	799,406
Summit Financial Group, Inc.	12,800	334,720
Sun Bancorp, Inc.	17,780	444,500
Territorial Bancorp, Inc.	12,200	386,374
Texas Capital Bancshares, Inc. *	78,000	6,435,000
The Bancorp, Inc. *	78,100	467,819
The Bank of NT Butterfield & Son Ltd.	23,000	756,470
The First of Long Island Corp.	34,450	933,595
Tompkins Financial Corp.	23,042	2,086,453
Towne Bank	86,456	2,783,883
TriCo Bancshares	34,700	1,279,389
TriState Capital Holdings, Inc. *	32,400	719,280
Triumph Bancorp, Inc. *	22,100	597,805
TrustCo Bank Corp.	147,155	1,236,102
Trustmark Corp.	105,477	3,546,137
UMB Financial Corp.	71,500	5,515,510
Umpqua Holdings Corp.	352,388	6,452,224
Union Bankshares Corp.	69,268	2,546,292
Union Bankshares, Inc. (b)	5,900	244,850
United Bankshares, Inc.	111,648	5,001,830
United Community Banks, Inc.	111,400	3,133,682
United Community Financial Corp.	71,100	605,061
United Financial Bancorp, Inc.	79,107	1,427,881
Univest Corp. of Pennsylvania	38,375	1,080,256
Valley National Bancorp	393,970	4,770,977
Veritex Holdings, Inc. *	18,600	505,176
Walker & Dunlop, Inc. *	42,145	1,323,774
Walter Investment Management Corp. *	30,303	115,151
Washington Federal, Inc.	143,101	4,700,868
Washington Trust Bancorp, Inc.	24,100	1,313,450
WashingtonFirst Bankshares, Inc.	12,600	350,910
Waterstone Financial, Inc.	45,557	824,582
Webster Financial Corp.	144,627	7,595,810
WesBanco, Inc.	61,495	2,552,043
West Bancorp, Inc.	20,800	474,240
Westamerica Bancorp	38,600	2,190,550
Western New England Bancorp, Inc.	39,100	379,270
Wintrust Financial Corp.	82,466	5,904,566
WSFS Financial Corp.	46,100	2,088,330
Xenith Bankshares, Inc. *	12,710	330,968
Yadkin Financial Corp.	80,312	2,569,984
		418,866,641

Capital Goods 9.2%
AAON, Inc.	68,187	2,314,949
AAR Corp.	50,920	1,628,931
Actuant Corp	91,423	2,390,711
Advanced Drainage Systems, Inc.	53,315	1,284,892
Aegion Corp. *	54,400	1,265,344
Aerojet Rocketdyne Holdings, Inc. *	92,100	1,667,931
Aerovironment, Inc. *	30,400	796,176
Aircastle Ltd.	75,000	1,672,500
Alamo Group, Inc.	15,800	1,194,954
Albany International Corp., Class A	47,500	2,253,875
Allied Motion Technologies, Inc.	7,974	175,747
Altra Industrial Motion Corp.	39,600	1,477,080
Ameresco, Inc., Class A *	27,700	144,040
American Railcar Industries, Inc.	11,431	509,137
American Superconductor Corp. *(b)	19,200	134,208
Security	Number of Shares	Value ($)
American Woodmark Corp. *	22,300	1,587,760
Apogee Enterprises, Inc.	46,500	2,654,220
Applied Industrial Technologies, Inc.	57,510	3,476,479
Argan, Inc.	23,200	1,711,000
Armstrong Flooring, Inc. *	35,700	750,771
Astec Industries, Inc.	30,895	2,162,032
Astronics Corp. *	30,492	1,000,443
Atkore International Group, Inc. *	21,400	571,808
AZZ, Inc.	42,200	2,513,010
Babcock & Wilcox Enterprises, Inc. *	70,200	1,168,128
Barnes Group, Inc.	77,740	3,741,626
Beacon Roofing Supply, Inc. *	95,682	4,188,001
Blue Bird Corp. *(b)	7,000	117,950
BMC Stock Holdings, Inc. *	85,100	1,591,370
Briggs & Stratton Corp.	69,593	1,507,384
Builders FirstSource, Inc. *	129,800	1,396,648
Caesarstone Ltd. *	36,600	1,110,810
CAI International, Inc. *	24,500	395,430
Chart Industries, Inc. *	49,302	1,912,425
CIRCOR International, Inc.	26,300	1,637,964
CLARCOR, Inc.	74,965	6,207,852
Columbus McKinnon Corp.	30,600	841,194
Comfort Systems USA, Inc.	57,000	1,929,450
Continental Building Products, Inc. *	54,644	1,270,473
CSW Industrials, Inc. *	21,700	793,135
Cubic Corp.	38,415	1,826,633
Curtiss-Wright Corp.	70,740	6,936,764
DigitalGlobe, Inc. *	99,427	2,788,927
DMC Global, Inc.	22,100	352,495
Douglas Dynamics, Inc.	35,800	1,210,040
Ducommun, Inc. *	15,100	447,413
DXP Enterprises, Inc. *	24,700	934,154
Dycom Industries, Inc. *	47,757	3,852,080
EMCOR Group, Inc.	95,397	6,648,217
Encore Wire Corp.	32,995	1,394,039
Energous Corp. *(b)	23,500	339,810
Energy Recovery, Inc. *	53,600	548,864
EnerSys	67,874	5,290,778
Engility Holdings, Inc. *	28,234	828,103
EnPro Industries, Inc.	34,800	2,363,268
ESCO Technologies, Inc.	41,169	2,396,036
Esterline Technologies Corp. *	47,342	4,054,842
Federal Signal Corp.	94,400	1,466,976
Franklin Electric Co., Inc.	71,836	2,898,583
FreightCar America, Inc.	17,700	255,765
FuelCell Energy, Inc. *(b)	54,483	81,725
GATX Corp.	66,900	3,868,158
Gencor Industries, Inc. *	11,550	180,758
Generac Holdings, Inc. *	101,425	4,083,370
General Cable Corp.	84,076	1,706,743
Gibraltar Industries, Inc. *	50,000	2,195,000
Global Brass & Copper Holdings, Inc.	35,900	1,190,085
GMS, Inc. *	11,500	343,160
Graham Corp.	15,200	337,744
Granite Construction, Inc.	62,300	3,496,899
Great Lakes Dredge & Dock Corp. *	85,200	443,040
Griffon Corp.	48,800	1,241,960
H&E Equipment Services, Inc.	52,600	1,360,236
Hardinge, Inc.	18,000	190,800
Harsco Corp. *	129,000	1,722,150
HC2 Holdings, Inc. *	52,000	345,800
Hillenbrand, Inc.	91,500	3,344,325
Hurco Cos., Inc.	8,600	263,160
Hyster-Yale Materials Handling, Inc.	15,554	956,882
IES Holdings, Inc. *	12,900	251,550
Insteel Industries, Inc.	28,500	1,055,640
John Bean Technologies Corp.	47,533	4,104,475
Joy Global, Inc.	157,800	4,437,336
Kadant, Inc.	16,500	1,016,400

3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kaman Corp.	42,755	2,160,410
Kennametal, Inc.	129,300	4,621,182
KLX, Inc. *	84,594	4,144,260
Kratos Defense & Security Solutions, Inc. *	101,400	835,536
Lawson Products, Inc. *	8,000	206,800
Layne Christensen Co. *	30,400	317,072
Lindsay Corp.	17,866	1,346,024
LSI Industries, Inc.	34,500	328,440
Lydall, Inc. *	26,600	1,622,600
Masonite International Corp. *	48,700	3,243,420
MasTec, Inc. *	104,573	3,895,344
Mercury Systems, Inc. *	64,301	2,168,230
Meritor, Inc. *	127,538	1,840,373
Milacron Holdings Corp. *	24,000	396,960
Miller Industries, Inc.	15,800	418,700
Moog, Inc., Class A *	49,657	3,270,907
MRC Global, Inc. *	145,978	2,999,848
Mueller Industries, Inc.	91,569	3,686,568
Mueller Water Products, Inc., Class A	244,300	3,288,278
MYR Group, Inc. *	23,800	915,586
National Presto Industries, Inc.	8,500	904,400
Navistar International Corp. *	81,107	2,211,788
NCI Building Systems, Inc. *	41,200	659,200
Neff Corp., Class A *	22,700	356,390
NN, Inc.	39,117	756,914
NOW, Inc. *	172,200	3,660,972
NV5 Global, Inc. *	13,100	533,825
Omega Flex, Inc.	5,672	269,023
Orion Group Holdings, Inc. *	50,600	531,300
Patrick Industries, Inc. *	22,900	1,872,075
PGT Innovations, Inc. *	76,600	880,900
Plug Power, Inc. *(b)	324,000	343,440
Ply Gem Holdings, Inc. *	32,400	523,260
Powell Industries, Inc.	13,000	500,240
Power Solutions International, Inc. *(b)	7,000	51,800
Preformed Line Products Co.	3,300	180,180
Primoris Services Corp.	62,900	1,561,178
Proto Labs, Inc. *	37,900	1,989,750
Quanex Building Products Corp.	53,204	1,050,779
Raven Industries, Inc.	56,600	1,417,830
RBC Bearings, Inc. *	36,800	3,408,784
Rexnord Corp. *	129,050	2,850,714
Rush Enterprises, Inc., Class A *	45,387	1,486,424
Rush Enterprises, Inc., Class B *	10,000	307,500
Simpson Manufacturing Co., Inc.	67,494	2,937,339
SiteOne Landscape Supply, Inc. *	18,300	703,086
Sparton Corp. *	14,600	316,528
SPX Corp. *	64,200	1,601,790
SPX FLOW, Inc. *	54,200	1,891,038
Standex International Corp.	19,900	1,735,280
Sun Hydraulics Corp.	37,150	1,455,537
Sunrun, Inc. *(b)	97,700	516,833
Supreme Industries, Inc., Class A	20,100	369,036
TASER International, Inc. *	82,500	2,060,850
Teledyne Technologies, Inc. *	54,026	6,638,175
Tennant Co.	28,576	1,978,888
Textainer Group Holdings Ltd.	36,731	528,926
The ExOne Co. *(b)	14,600	143,810
The Gorman-Rupp Co.	29,031	942,346
The Greenbrier Cos., Inc.	46,401	2,030,044
The KEYW Holding Corp. *	60,000	600,600
The Manitowoc Co., Inc. *	195,300	1,333,899
Thermon Group Holdings, Inc. *	46,800	971,568
Titan International, Inc.	64,600	858,534
Titan Machinery, Inc. *	34,000	469,540
TPI Composites, Inc. *	10,400	201,864
Trex Co., Inc. *	48,178	3,263,096
TriMas Corp. *	73,700	1,569,810
Triton International Ltd.	64,100	1,560,194
Security	Number of Shares	Value ($)
Triumph Group, Inc.	76,300	2,041,025
Tutor Perini Corp. *	60,330	1,797,834
Univar, Inc. *	68,600	2,045,652
Universal Forest Products, Inc.	30,562	3,108,461
Vectrus, Inc. *	17,747	400,017
Veritiv Corp. *	13,476	755,330
Vicor Corp. *	26,200	400,860
Wabash National Corp.	101,900	1,798,535
Watts Water Technologies, Inc., Class A	42,811	2,825,526
Wesco Aircraft Holdings, Inc. *	93,300	1,413,495
Willis Lease Finance Corp. *	6,500	165,620
Woodward, Inc.	84,558	5,888,619
		279,533,810

Commercial & Professional Supplies 3.8%
ABM Industries, Inc.	86,509	3,494,098
Acacia Research Corp. *	72,500	424,125
ACCO Brands Corp. *	170,185	2,169,859
Advanced Disposal Services, Inc. *	35,000	777,350
Aqua Metals, Inc. *(b)	17,400	194,184
ARC Document Solutions, Inc. *	64,500	303,795
Barrett Business Services, Inc.	10,200	613,122
Brady Corp., Class A	73,029	2,654,604
Casella Waste Systems, Inc., Class A *	57,800	668,168
CBIZ, Inc. *	76,500	1,002,150
CEB, Inc.	53,153	4,063,547
CECO Environmental Corp.	50,352	660,618
Cogint, Inc. *(b)	24,100	92,785
CRA International, Inc.	14,500	481,835
Deluxe Corp.	79,172	5,767,680
Ennis, Inc.	38,200	645,580
Essendant, Inc.	57,734	1,206,063
Exponent, Inc.	40,800	2,368,440
Franklin Covey Co. *	17,900	313,250
FTI Consulting, Inc. *	64,200	2,705,388
G&K Services, Inc., Class A	31,230	2,999,954
GP Strategies Corp. *	20,376	523,663
Healthcare Services Group, Inc.	112,752	4,481,892
Heidrick & Struggles International, Inc.	29,800	666,030
Heritage-Crystal Clean, Inc. *	16,900	252,655
Herman Miller, Inc.	93,600	2,920,320
Hill International, Inc. *	50,500	272,700
HNI Corp.	71,989	3,628,965
Huron Consulting Group, Inc. *	35,052	1,587,856
ICF International, Inc. *	27,800	1,445,600
InnerWorkings, Inc. *	60,300	579,483
Insperity, Inc.	24,626	1,760,759
Interface, Inc.	104,500	1,901,900
Kelly Services, Inc., Class A	47,323	1,059,562
Kforce, Inc.	39,800	915,400
Kimball International, Inc., Class B	58,299	975,342
Knoll, Inc.	73,803	1,926,996
Korn/Ferry International	91,761	2,665,657
Matthews International Corp., Class A	50,559	3,410,205
McGrath RentCorp	38,235	1,463,636
Mistras Group, Inc. *	26,414	609,635
Mobile Mini, Inc.	67,768	2,205,848
MSA Safety, Inc.	51,189	3,652,335
Multi-Color Corp.	23,400	1,806,480
Navigant Consulting, Inc. *	75,648	1,868,506
On Assignment, Inc. *	79,539	3,601,526
Quad Graphics, Inc.	46,500	1,217,835
Resources Connection, Inc.	61,350	1,024,545
RPX Corp. *	75,700	822,102
SP Plus Corp. *	26,500	734,050
Steelcase, Inc., Class A	134,142	2,253,586
Team, Inc. *	46,613	1,566,197
Tetra Tech, Inc.	92,161	4,027,436

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Advisory Board Co. *	65,638	2,986,529
The Brink's Co.	72,900	3,244,050
TRC Cos., Inc. *	27,863	259,126
TriNet Group, Inc. *	66,046	1,679,550
TrueBlue, Inc. *	66,476	1,645,281
UniFirst Corp.	24,306	3,108,737
US Ecology, Inc.	34,000	1,742,500
Viad Corp.	30,396	1,332,865
VSE Corp.	14,800	551,744
WageWorks, Inc. *	57,400	4,141,410
West Corp.	68,258	1,656,622
		113,783,711

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp. *	37,500	695,625
American Outdoor Brands Corp. *(b)	85,500	1,821,150
Arctic Cat, Inc. *	18,800	353,440
AV Homes, Inc. *	15,200	268,280
Bassett Furniture Industries, Inc.	14,909	420,434
Beazer Homes USA, Inc. *	47,640	679,346
Callaway Golf Co.	152,769	1,730,873
Cavco Industries, Inc. *	13,000	1,277,250
Century Communities, Inc. *	27,152	617,708
Columbia Sportswear Co.	42,300	2,299,851
Crocs, Inc. *	115,400	842,420
CSS Industries, Inc.	13,400	329,908
Culp, Inc.	16,000	515,200
Deckers Outdoor Corp. *	51,571	2,970,489
Delta Apparel, Inc. *	11,000	206,140
Escalade, Inc.	14,500	191,400
Ethan Allen Interiors, Inc.	38,179	1,111,009
Flexsteel Industries, Inc.	10,100	513,686
Fossil Group, Inc. *	64,400	1,646,708
G-III Apparel Group Ltd. *	66,310	1,741,301
GoPro, Inc., Class A *(b)	155,800	1,674,850
Green Brick Partners, Inc. *	35,840	344,064
Helen of Troy Ltd. *	45,983	4,290,214
Hooker Furniture Corp.	18,434	612,009
Hovnanian Enterprises, Inc., Class A *	218,000	516,660
Iconix Brand Group, Inc. *	70,800	728,532
Installed Building Products, Inc. *	30,971	1,266,714
iRobot Corp. *	41,945	2,540,189
JAKKS Pacific, Inc. *	15,800	80,580
Johnson Outdoors, Inc., Class A	8,500	293,080
KB Home	134,700	2,206,386
La-Z-Boy, Inc.	78,200	2,236,520
LGI Homes, Inc. *(b)	25,200	782,712
Libbey, Inc.	34,479	589,936
Lifetime Brands, Inc.	20,300	303,485
M.D.C. Holdings, Inc.	69,207	1,871,357
M/I Homes, Inc. *	41,000	1,030,740
Malibu Boats, Inc., Class A *	25,461	472,556
Marine Products Corp.	13,700	156,317
MCBC Holdings, Inc.	15,200	212,040
Meritage Homes Corp. *	59,985	2,204,449
Movado Group, Inc.	23,100	627,165
NACCO Industries, Inc., Class A	5,477	403,929
Nautilus, Inc. *	50,200	870,970
Oxford Industries, Inc.	25,196	1,386,284
Perry Ellis International, Inc. *	22,300	526,057
Sequential Brands Group, Inc. *(b)	60,752	281,282
Steven Madden Ltd. *	101,176	3,561,395
Sturm, Ruger & Co., Inc. (b)	29,200	1,540,300
Superior Uniform Group, Inc.	9,527	162,149
Taylor Morrison Home Corp., Class A *	50,000	970,000
The New Home Co., Inc. *	16,049	167,551
TopBuild Corp. *	59,200	2,196,912
TRI Pointe Group, Inc. *	233,500	2,865,045
Security	Number of Shares	Value ($)
UCP, Inc., Class A *	12,900	146,415
Unifi, Inc. *	26,500	712,585
Universal Electronics, Inc. *	22,200	1,320,900
Vera Bradley, Inc. *	31,500	360,990
Vince Holding Corp. *	46,214	140,953
WCI Communities, Inc. *	32,500	760,500
William Lyon Homes, Class A *	39,800	702,470
Wolverine World Wide, Inc.	150,847	3,543,396
ZAGG, Inc. *	39,621	265,461
		68,158,317

Consumer Services 4.0%
American Public Education, Inc. *	25,200	612,360
Apollo Education Group, Inc. *	131,226	1,310,948
Ascent Capital Group, Inc., Class A *	14,700	227,703
Belmond Ltd., Class A *	132,400	1,833,740
Biglari Holdings, Inc. *	1,710	757,872
BJ's Restaurants, Inc. *	37,000	1,315,350
Bloomin' Brands, Inc.	164,213	2,809,684
Bob Evans Farms, Inc.	32,946	1,859,143
Bojangles', Inc. *	19,350	383,130
Boyd Gaming Corp. *	130,300	2,647,696
Bridgepoint Education, Inc. *	34,700	369,208
Bright Horizons Family Solutions, Inc. *	70,321	4,982,946
Buffalo Wild Wings, Inc. *	30,479	4,602,329
Caesars Acquisition Co., Class A *	78,500	1,177,500
Caesars Entertainment Corp. *(b)	87,400	782,230
Cambium Learning Group, Inc. *	18,000	90,720
Capella Education Co.	18,500	1,581,750
Career Education Corp. *	109,600	1,070,792
Carriage Services, Inc.	21,800	565,710
Carrols Restaurant Group, Inc. *	51,700	741,895
Century Casinos, Inc. *	32,600	229,830
Chegg, Inc. *	125,300	900,907
Churchill Downs, Inc.	21,514	3,084,032
Chuy's Holdings, Inc. *	27,800	817,320
ClubCorp Holdings, Inc.	99,111	1,635,332
Collectors Universe, Inc.	10,100	208,767
Cracker Barrel Old Country Store, Inc. (b)	30,516	4,823,359
Dave & Buster's Entertainment, Inc. *	62,468	3,402,007
Del Frisco's Restaurant Group, Inc. *	34,700	607,250
Del Taco Restaurants, Inc. *	35,200	480,128
Denny's Corp. *	118,900	1,447,013
DeVry Education Group, Inc.	100,884	3,379,614
DineEquity, Inc.	27,397	1,878,886
El Pollo Loco Holdings, Inc. *	31,000	385,950
Eldorado Resorts, Inc. *	48,009	744,140
Empire Resorts, Inc. *	4,421	100,357
Fiesta Restaurant Group, Inc. *	42,500	1,117,750
Fogo De Chao, Inc. *(b)	4,700	64,860
Golden Entertainment, Inc.	15,300	168,606
Grand Canyon Education, Inc. *	72,275	4,262,779
Houghton Mifflin Harcourt Co. *	209,494	2,367,282
ILG, Inc.	182,200	3,452,690
International Speedway Corp., Class A	43,500	1,594,275
Intrawest Resorts Holdings, Inc. *	23,900	492,579
Isle of Capri Casinos, Inc. *	37,100	883,351
J Alexander's Holdings, Inc. *	21,043	210,430
Jack in the Box, Inc.	51,508	5,558,743
Jamba, Inc. *(b)	20,260	184,366
K12, Inc. *	49,849	993,491
Kona Grill, Inc. *	17,119	156,639
La Quinta Holdings, Inc. *	133,502	1,886,383
Liberty Tax, Inc.	11,700	156,780
LifeLock, Inc. *	131,767	3,157,137
Lindblad Expeditions Holdings, Inc. *	22,700	204,073
Luby's, Inc. *	27,700	101,659
Marriott Vacations Worldwide Corp.	35,885	3,103,335

5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monarch Casino & Resort, Inc. *	17,800	422,928
Nathan's Famous, Inc. *	4,700	293,750
Noodles & Co. *	15,900	69,960
Papa John's International, Inc.	42,211	3,597,221
Penn National Gaming, Inc. *	117,300	1,616,394
Pinnacle Entertainment, Inc. *	89,247	1,374,404
Planet Fitness, Inc., Class A	41,400	871,056
Popeyes Louisiana Kitchen, Inc. *	33,400	2,110,546
Potbelly Corp. *	34,100	443,300
Red Lion Hotels Corp. *	22,200	177,600
Red Robin Gourmet Burgers, Inc. *	21,700	1,031,835
Red Rock Resorts, Inc., Class A	45,300	1,063,644
Regis Corp. *	58,100	808,752
Ruby Tuesday, Inc. *	87,200	170,912
Ruth's Hospitality Group, Inc.	48,900	838,635
Scientific Games Corp., Class A *	86,800	1,475,600
SeaWorld Entertainment, Inc.	103,823	1,880,235
Shake Shack, Inc., Class A *	24,200	854,502
Sonic Corp.	73,401	1,827,685
Sotheby's *	76,500	3,037,815
Speedway Motorsports, Inc.	15,784	339,198
Strayer Education, Inc. *	16,400	1,328,400
Texas Roadhouse, Inc.	105,696	4,929,661
The Cheesecake Factory, Inc.	71,067	4,282,497
The Habit Restaurants, Inc., Class A *	24,711	358,310
The Marcus Corp.	27,300	809,445
Weight Watchers International, Inc. *(b)	40,600	505,470
Wingstop, Inc.	24,300	691,821
Zoe's Kitchen, Inc. *	30,502	665,859
		121,842,241

Diversified Financials 3.0%
AG Mortgage Investment Trust, Inc.	41,300	723,576
Altisource Residential Corp.	87,800	1,065,892
Anworth Mortgage Asset Corp.	149,900	768,987
Apollo Commercial Real Estate Finance, Inc.	123,843	2,156,107
Ares Commercial Real Estate Corp.	41,900	564,812
Arlington Asset Investment Corp., Class A	33,300	498,501
ARMOUR Residential REIT, Inc.	57,729	1,213,464
Associated Capital Group, Inc., Class A	9,700	341,440
B. Riley Financial, Inc.	13,500	254,475
BGC Partners, Inc., Class A	344,000	3,808,080
Calamos Asset Management, Inc., Class A	24,400	205,448
Capstead Mortgage Corp.	145,829	1,555,995
Cohen & Steers, Inc.	31,528	1,100,012
Cowen Group, Inc., Class A *	42,475	637,125
CYS Investments, Inc.	246,361	1,864,953
Diamond Hill Investment Group, Inc.	4,700	950,340
Dynex Capital, Inc.	77,200	515,696
Encore Capital Group, Inc. *	37,400	1,157,530
Enova International, Inc. *	44,836	632,188
Evercore Partners, Inc., Class A	62,600	4,848,370
EZCORP, Inc., Class A *	77,400	766,260
FBR & Co.	8,200	117,260
Financial Engines, Inc.	84,300	3,249,765
FirstCash, Inc.	78,127	3,336,023
FNFV Group *	99,036	1,287,468
GAIN Capital Holdings, Inc.	50,700	380,757
GAMCO Investors, Inc., Class A	9,700	283,240
Great Ajax Corp.	19,800	257,598
Green Dot Corp., Class A *	69,341	1,858,339
Greenhill & Co., Inc.	42,629	1,259,687
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	71,045	1,298,703
Hennessy Advisors, Inc.	4,400	122,364
Houlihan Lokey, Inc.	20,100	625,110
INTL. FCStone, Inc. *	25,100	925,688
Security	Number of Shares	Value ($)
Invesco Mortgage Capital, Inc.	177,906	2,592,090
Investment Technology Group, Inc.	50,565	1,017,368
Janus Capital Group, Inc.	228,253	2,853,162
KCG Holdings, Inc., Class A *	77,581	1,083,807
Ladder Capital Corp.	70,955	962,150
Ladenburg Thalmann Financial Services, Inc. *	142,600	327,980
LendingClub Corp. *	532,500	3,285,525
Manning & Napier, Inc.	22,200	154,290
Marlin Business Services Corp.	11,600	266,220
Medley Management, Inc., Class A	14,400	136,080
Moelis & Co., Class A	39,024	1,330,718
MTGE Investment Corp.	76,700	1,219,530
Nelnet, Inc., Class A	34,800	1,706,244
New Residential Investment Corp.	384,697	5,828,159
New York Mortgage Trust, Inc.	175,200	1,123,032
NewStar Financial, Inc. *	36,500	324,120
OM Asset Management plc	59,100	833,310
On Deck Capital, Inc. *	74,200	373,226
Oppenheimer Holdings, Inc., Class A	13,800	235,980
Orchid Island Capital, Inc.	49,659	587,466
Owens Realty Mortgage, Inc.	14,500	245,630
PennyMac Mortgage Investment Trust	109,621	1,858,076
PICO Holdings, Inc. *	39,800	567,150
Piper Jaffray Cos. *	23,729	1,672,894
PJT Partners, Inc., Class A	26,900	854,075
PRA Group, Inc. *	72,581	2,888,724
Pzena Investment Management, Inc., Class A	27,100	270,729
Redwood Trust, Inc.	126,500	1,960,750
Regional Management Corp. *	15,700	392,657
Resource Capital Corp.	49,037	403,084
Safeguard Scientifics, Inc. *	36,500	439,825
Silvercrest Asset Management Group, Inc., Class A	9,800	136,220
Stifel Financial Corp. *	102,310	5,149,262
Tiptree, Inc.	55,800	365,490
Virtu Financial, Inc., Class A	38,271	671,656
Virtus Investment Partners, Inc.	7,200	784,800
Waddell & Reed Financial, Inc., Class A	132,600	2,393,430
Western Asset Mortgage Capital Corp.	61,056	616,055
Westwood Holdings Group, Inc.	11,500	643,080
Wins Finance Holdings, Inc. *(b)	2,000	484,360
WisdomTree Investments, Inc.	190,100	1,958,030
World Acceptance Corp. *	8,900	436,723
		92,064,410

Energy 3.7%
Abraxas Petroleum Corp. *	221,800	547,846
Adams Resources & Energy, Inc.	2,900	112,375
Alon USA Energy, Inc.	48,900	550,614
Archrock, Inc.	107,428	1,568,449
Ardmore Shipping Corp.	46,500	341,775
Atwood Oceanics, Inc. *	121,621	1,478,911
Bill Barrett Corp. *	101,398	664,157
Bristow Group, Inc.	56,862	1,004,183
California Resources Corp. *	49,100	1,051,722
Callon Petroleum Co. *	295,100	4,509,128
CARBO Ceramics, Inc. *	29,300	416,060
Carrizo Oil & Gas, Inc. *	97,411	3,444,453
Clayton Williams Energy, Inc. *	10,100	1,469,045
Clean Energy Fuels Corp. *	138,838	359,590
Cobalt International Energy, Inc. *	634,300	622,121
Contango Oil & Gas Co. *	39,820	322,542
CVR Energy, Inc.	24,500	544,145
Dawson Geophysical Co. *	32,400	256,608
Delek US Holdings, Inc.	97,187	2,176,989
Denbury Resources, Inc. *	544,100	1,822,735

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DHT Holdings, Inc.	135,900	637,371
Dorian LPG Ltd. *	42,703	482,971
Eclipse Resources Corp. *	105,000	258,300
EP Energy Corp., Class A *(b)	60,500	317,020
Era Group, Inc. *	28,700	449,442
Evolution Petroleum Corp.	46,800	407,160
EXCO Resources, Inc. *	222,774	149,058
Exterran Corp. *	52,414	1,625,882
Fairmount Santrol Holdings, Inc. *	143,153	1,792,276
Forum Energy Technologies, Inc. *	94,955	2,060,524
Frontline Ltd. (b)	121,763	845,035
GasLog Ltd.	61,800	1,032,060
Gener8 Maritime, Inc. *	60,600	306,030
Geospace Technologies Corp. *	19,800	462,132
Golar LNG Ltd.	150,800	3,899,688
Green Plains, Inc.	55,100	1,239,750
Helix Energy Solutions Group, Inc. *	222,707	1,888,555
Hornbeck Offshore Services, Inc. *	54,245	393,276
Independence Contract Drilling, Inc. *	46,000	291,640
International Seaways, Inc. *	29,098	505,723
Isramco, Inc. *	1,400	175,280
Jones Energy, Inc., Class A *(b)	95,439	424,704
Mammoth Energy Services, Inc. *	14,200	255,600
Matador Resources Co. *	142,062	3,740,492
Matrix Service Co. *	39,700	889,280
McDermott International, Inc. *	382,385	3,097,319
Natural Gas Services Group, Inc. *	20,500	588,350
Navios Maritime Acquisition Corp.	120,600	224,316
Newpark Resources, Inc. *	126,710	956,661
Nordic American Tankers Ltd. (b)	153,100	1,322,784
Northern Oil & Gas, Inc. *(b)	77,600	279,360
Oasis Petroleum, Inc. *	373,110	5,275,775
Oil States International, Inc. *	84,500	3,337,750
Overseas Shipholding Group, Inc., Class A	55,200	271,032
Pacific Ethanol, Inc. *	39,400	279,740
Panhandle Oil & Gas, Inc., Class A	24,200	532,400
Par Pacific Holdings, Inc. *	54,038	785,172
Parker Drilling Co. *	181,265	462,226
PDC Energy, Inc. *	89,703	6,632,640
PHI, Inc. — Non Voting Shares *	19,572	310,216
Pioneer Energy Services Corp. *	118,500	746,550
Renewable Energy Group, Inc. *	64,600	562,020
REX American Resources Corp. *	8,500	705,755
RigNet, Inc. *	16,900	333,775
Ring Energy, Inc. *	68,900	909,480
RSP Permian, Inc. *	156,325	6,653,192
Sanchez Energy Corp. *	91,353	1,211,341
Scorpio Tankers, Inc.	268,102	1,026,831
SEACOR Holdings, Inc. *	25,700	1,890,749
Seadrill Ltd. *(b)	586,200	1,096,194
SemGroup Corp., Class A	106,603	4,232,139
Ship Finance International Ltd. (b)	93,500	1,402,500
Smart Sand, Inc. *	20,600	358,440
Synergy Resources Corp. *	295,412	2,543,497
Teekay Corp.	87,700	881,385
Teekay Tankers Ltd., Class A	181,000	443,450
Tesco Corp. *	77,100	663,060
TETRA Technologies, Inc. *	186,374	924,415
Tidewater, Inc. *(b)	69,195	152,229
Unit Corp. *	80,078	2,082,028
US Silica Holdings, Inc.	117,000	6,919,380
W&T Offshore, Inc. *	49,000	142,100
Western Refining, Inc.	127,942	4,479,249
Westmoreland Coal Co. *	27,052	490,994
Willbros Group, Inc. *	69,500	210,585
		113,209,776

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	960,703
Natural Grocers by Vitamin Cottage, Inc. *	12,600	159,264
Performance Food Group Co. *	57,600	1,275,840
PriceSmart, Inc.	31,400	2,659,580
Smart & Final Stores, Inc. *	37,600	539,560
SpartanNash, Co.	57,833	2,189,557
SUPERVALU, Inc. *	429,236	1,682,605
The Andersons, Inc.	43,223	1,631,668
The Chefs' Warehouse, Inc. *	28,300	472,610
United Natural Foods, Inc. *	79,282	3,623,188
Village Super Market, Inc., Class A	11,600	351,364
Weis Markets, Inc.	15,800	939,152
		16,485,091

Food, Beverage & Tobacco 1.7%
AdvancePierre Foods Holdings, Inc.	34,300	950,453
Alico, Inc.	4,700	126,665
Alliance One International, Inc. *	13,400	223,110
Amplify Snack Brands, Inc. *(b)	45,700	440,091
B&G Foods, Inc.	105,257	4,668,148
Cal-Maine Foods, Inc. (b)	51,116	2,131,537
Calavo Growers, Inc.	23,588	1,304,416
Coca-Cola Bottling Co. Consolidated	7,500	1,266,300
Craft Brew Alliance, Inc. *	18,000	273,600
Darling Ingredients, Inc. *	259,100	3,109,200
Dean Foods Co.	143,200	2,843,952
Farmer Brothers Co. *	13,700	476,760
Fresh Del Monte Produce, Inc.	52,461	3,003,392
Freshpet, Inc. *	34,850	388,578
Inventure Foods, Inc. *	29,000	173,710
J&J Snack Foods Corp.	23,881	3,046,499
John B. Sanfilippo & Son, Inc.	13,100	861,849
Lancaster Colony Corp.	29,656	3,886,419
Landec Corp. *	44,654	562,640
Lifeway Foods, Inc. *	10,100	108,777
Limoneira Co.	17,600	299,200
MGP Ingredients, Inc.	19,647	832,836
National Beverage Corp.	18,601	933,584
Omega Protein Corp. *	33,400	833,330
Primo Water Corp. *	33,600	434,112
Sanderson Farms, Inc. (b)	31,143	2,834,013
Seaboard Corp. *	420	1,617,000
Seneca Foods Corp., Class A *	12,400	444,540
Snyder's-Lance, Inc.	127,610	4,897,672
The Boston Beer Co., Inc., Class A *	14,200	2,182,540
Tootsie Roll Industries, Inc. (b)	26,053	975,685
Turning Point Brands, Inc. *	9,200	122,176
Universal Corp.	34,724	2,361,232
Vector Group Ltd.	149,943	3,307,743
		51,921,759

Health Care Equipment & Services 5.6%
AAC Holdings, Inc. *	11,800	93,810
Abaxis, Inc.	34,300	1,747,756
Accuray, Inc. *	141,000	810,750
Aceto Corp.	46,000	878,140
Addus HomeCare Corp. *	12,500	426,875
Adeptus Health, Inc., Class A *(b)	22,300	159,891
Air Methods Corp. *	54,300	1,938,510
Almost Family, Inc. *	17,900	845,775
Amedisys, Inc. *	43,900	2,011,498
American Renal Associates Holdings, Inc. *	13,500	259,470
AMN Healthcare Services, Inc. *	75,200	2,695,920
Analogic Corp.	19,654	1,526,133
AngioDynamics, Inc. *	41,100	661,504

7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	21,900	1,106,826
AtriCure, Inc. *	46,100	750,047
Atrion Corp.	2,300	1,123,780
Avinger, Inc. *	17,500	45,500
AxoGen, Inc. *	38,300	417,470
BioScrip, Inc. *	170,400	233,448
BioTelemetry, Inc. *	45,800	1,055,690
Cantel Medical Corp.	58,445	4,524,227
Capital Senior Living Corp. *	44,800	746,816
Cardiovascular Systems, Inc. *	51,700	1,276,990
Castlight Health, Inc., Class B *	76,373	236,756
Cerus Corp. *	160,500	683,730
Chemed Corp.	26,398	4,384,444
Civitas Solutions, Inc. *	23,800	435,540
Community Health Systems, Inc. *	169,800	1,086,720
Computer Programs & Systems, Inc. (b)	17,500	395,500
ConforMIS, Inc. *(b)	56,000	464,800
CONMED Corp.	43,000	1,917,370
Corindus Vascular Robotics, Inc. *(b)	84,000	45,385
CorVel Corp. *	14,500	556,075
Cotiviti Holdings, Inc. *	19,000	643,340
Cross Country Healthcare, Inc. *	49,215	712,141
CryoLife, Inc. *	47,300	898,700
Cutera, Inc. *	18,705	346,043
Cynosure, Inc., Class A *	37,644	2,010,190
Diplomat Pharmacy, Inc. *	70,588	969,879
Endologix, Inc. *	124,837	856,382
Entellus Medical, Inc. *	9,800	167,678
Evolent Health, Inc., Class A *	27,400	498,680
Exactech, Inc. *	15,200	374,680
Genesis Healthcare, Inc. *	48,100	197,691
GenMark Diagnostics, Inc. *	73,500	891,555
Glaukos Corp. *	25,900	1,067,598
Globus Medical, Inc., Class A *	110,500	2,912,780
Haemonetics Corp. *	79,900	3,184,814
Halyard Health, Inc. *	73,793	2,838,817
HealthEquity, Inc. *	66,834	3,091,072
HealthSouth Corp.	142,400	5,527,968
HealthStream, Inc. *	41,900	962,024
HMS Holdings Corp. *	130,952	2,378,088
ICU Medical, Inc. *	24,200	3,317,820
Inogen, Inc. *	24,598	1,583,373
Insulet Corp. *	95,000	3,952,000
Integer Holdings Corp. *	46,900	1,519,560
Integra LifeSciences Holdings Corp. *	95,296	3,976,702
Invacare Corp.	49,211	565,927
InVivo Therapeutics Holdings Corp. *(b)	58,398	277,391
iRadimed Corp. *(b)	4,000	36,600
iRhythm Technologies, Inc. *	12,000	391,560
IRIDEX Corp. *	12,100	168,795
K2M Group Holdings, Inc. *	39,900	810,768
Kindred Healthcare, Inc.	124,623	828,743
Landauer, Inc.	16,200	831,870
LeMaitre Vascular, Inc.	22,335	507,228
LHC Group, Inc. *	22,700	1,137,951
Magellan Health, Inc. *	37,268	2,793,237
Masimo Corp. *	66,100	4,863,638
Medidata Solutions, Inc. *	88,200	4,369,428
Meridian Bioscience, Inc.	64,350	842,985
Merit Medical Systems, Inc. *	66,300	1,684,020
Molina Healthcare, Inc. *	70,943	4,023,887
NantHealth, Inc. *(b)	14,800	120,472
National HealthCare Corp.	18,188	1,361,372
National Research Corp., Class A	12,500	218,125
Natus Medical, Inc. *	51,000	1,991,550
Neogen Corp *	56,925	3,759,327
Nevro Corp. *	38,864	3,381,945
Nobilis Health Corp. *(b)	88,191	189,611
Novocure Ltd. *(b)	78,600	499,110
Security	Number of Shares	Value ($)
NuVasive, Inc. *	78,400	5,548,368
NxStage Medical, Inc. *	99,200	2,668,480
Omnicell, Inc. *	57,200	2,053,480
OraSure Technologies, Inc. *	87,400	770,868
Orthofix International N.V. *	28,200	1,013,508
Owens & Minor, Inc.	97,200	3,487,536
Oxford Immunotec Global plc *	40,500	547,155
Penumbra, Inc. *	41,200	2,947,860
PharMerica Corp. *	47,100	1,168,080
Quality Systems, Inc. *	80,100	1,202,301
Quidel Corp. *	47,500	901,550
Quorum Health Corp. *	46,100	405,219
RadNet, Inc. *	48,000	278,400
Rockwell Medical, Inc. *(b)	78,700	457,247
RTI Surgical, Inc. *	75,200	244,400
Second Sight Medical Products, Inc. *(b)	16,421	23,482
Select Medical Holdings Corp. *	170,711	2,125,352
Senseonics Holdings, Inc. *	45,600	126,768
STAAR Surgical Co. *	66,600	659,340
Surgery Partners, Inc. *	26,200	484,700
Surgical Care Affiliates, Inc. *	41,237	2,329,890
Surmodics, Inc. *	20,400	493,680
Tabula Rasa HealthCare, Inc. *	10,800	151,848
Tactile Systems Technology, Inc. *(b)	7,100	109,411
Tandem Diabetes Care, Inc. *	25,400	59,690
Team Health Holdings, Inc. *	108,658	4,722,277
Teladoc, Inc. *	40,400	808,000
The Ensign Group, Inc.	79,500	1,617,030
The Providence Service Corp. *	21,100	815,515
The Spectranetics Corp. *	68,736	1,776,826
Tivity Health, Inc. *	48,800	1,251,720
TransEnterix, Inc. *(b)	143,700	211,239
Triple-S Management Corp., Class B *	38,900	743,379
U.S. Physical Therapy, Inc.	19,300	1,353,895
Universal American Corp. *	67,502	670,970
Utah Medical Products, Inc.	5,200	323,440
Vascular Solutions, Inc. *	27,136	1,518,259
Vocera Communications, Inc. *	37,100	769,825
Wright Medical Group N.V. *	166,161	4,183,934
Zeltiq Aesthetics, Inc. *	55,600	2,465,304
		169,568,487

Household & Personal Products 0.6%
Avon Products, Inc. *	707,900	4,155,373
Central Garden & Pet Co. *	15,400	505,890
Central Garden & Pet Co., Class A *	52,500	1,615,950
elf Beauty, Inc. *	16,000	399,360
HRG Group, Inc. *	192,500	3,239,775
Inter Parfums, Inc.	30,100	1,026,410
Lifevantage Corp. *	21,200	153,064
Medifast, Inc.	17,579	741,306
Natural Health Trends Corp. (b)	12,400	310,992
Nature's Sunshine Products, Inc.	15,000	191,250
Nutraceutical International Corp.	12,300	412,050
Oil-Dri Corp. of America	6,887	231,748
Orchids Paper Products Co. (b)	15,900	434,229
Revlon, Inc., Class A *	18,602	622,237
Synutra International, Inc. *	23,200	134,560
USANA Health Sciences, Inc. *	16,400	1,021,720
WD-40 Co.	22,300	2,344,845
		17,540,759

Insurance 2.4%
Ambac Financial Group, Inc. *	72,600	1,518,792
American Equity Investment Life Holding Co.	138,264	3,263,030
AMERISAFE, Inc.	30,735	1,937,842

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Argo Group International Holdings Ltd.	47,531	3,039,608
Atlas Financial Holdings, Inc. *	16,900	287,300
Baldwin & Lyons, Inc., Class B	13,000	312,000
Blue Capital Reinsurance Holdings Ltd.	9,100	173,355
Citizens, Inc. *(b)	80,500	745,430
CNO Financial Group, Inc.	290,468	5,492,750
Crawford & Co., Class B	20,800	252,096
Donegal Group, Inc., Class A	10,400	171,288
eHealth, Inc. *	23,600	289,336
EMC Insurance Group, Inc.	14,300	416,845
Employers Holdings, Inc.	49,800	1,815,210
Enstar Group Ltd. *	17,594	3,407,078
FBL Financial Group, Inc., Class A	16,468	1,149,466
Federated National Holding Co.	20,246	371,312
Fidelity & Guaranty Life	19,200	459,840
Genworth Financial, Inc., Class A *	820,300	2,756,208
Global Indemnity Ltd. *	14,755	582,970
Greenlight Capital Re Ltd., Class A *	42,789	967,031
Hallmark Financial Services, Inc. *	21,200	231,928
HCI Group, Inc.	13,800	570,768
Heritage Insurance Holdings, Inc.	40,462	573,751
Horace Mann Educators Corp.	63,478	2,624,815
Independence Holding Co.	11,248	223,835
Infinity Property & Casualty Corp.	18,092	1,571,290
Investors Title Co.	2,200	267,344
James River Group Holdings Ltd.	21,100	836,615
Kemper Corp.	61,814	2,670,365
Kinsale Capital Group, Inc.	11,700	343,395
Maiden Holdings Ltd.	109,900	1,950,725
MBIA, Inc. *	214,184	2,184,677
National General Holdings Corp.	73,500	1,800,015
National Western Life Group, Inc., Class A	3,494	1,024,266
OneBeacon Insurance Group Ltd., Class A	33,400	542,082
Patriot National, Inc. *(b)	15,800	67,624
Primerica, Inc.	74,800	5,643,660
RLI Corp.	58,920	3,501,027
Safety Insurance Group, Inc.	22,770	1,632,609
Selective Insurance Group, Inc.	88,414	3,686,864
State Auto Financial Corp.	24,726	624,579
State National Cos., Inc.	46,500	639,840
Stewart Information Services Corp.	38,800	1,694,784
The Navigators Group, Inc.	35,740	2,006,801
Third Point Reinsurance Ltd. *	105,060	1,202,937
Trupanion, Inc. *(b)	21,900	350,181
United Fire Group, Inc.	32,300	1,524,560
United Insurance Holdings Corp.	24,400	333,548
Universal Insurance Holdings, Inc.	53,822	1,407,445
WMIH Corp. *	313,200	485,460
		71,626,577

Materials 5.0%
A. Schulman, Inc.	45,609	1,573,511
AgroFresh Solutions, Inc. *	35,000	92,050
AK Steel Holding Corp. *	488,600	3,947,888
Allegheny Technologies, Inc.	175,500	3,813,615
American Vanguard Corp.	42,700	734,440
Ampco-Pittsburgh Corp.	14,400	216,720
Balchem Corp.	50,700	4,321,668
Boise Cascade Co. *	60,800	1,507,840
Calgon Carbon Corp.	79,785	1,264,592
Carpenter Technology Corp.	71,844	2,875,197
Century Aluminum Co. *	83,000	1,278,200
Chase Corp.	12,100	1,064,800
Chemtura Corp. *	100,385	3,322,744
Clearwater Paper Corp. *	27,200	1,710,880
Cliffs Natural Resources, Inc. *	353,859	3,103,343
Codexis, Inc. *	53,500	254,125
Coeur Mining, Inc. *	282,113	3,286,616
Security	Number of Shares	Value ($)
Commercial Metals Co.	183,500	3,748,905
Deltic Timber Corp.	16,721	1,270,294
Ferro Corp. *	128,800	1,821,232
Ferroglobe plc	108,500	1,140,335
Ferroglobe Representation & Warranty Insurance *(a)(e)	108,500	—
Flotek Industries, Inc. *	88,700	937,559
Forterra, Inc. *	31,100	598,364
FutureFuel Corp.	40,400	524,796
GCP Applied Technologies, Inc. *	109,400	2,948,330
Gold Resource Corp.	81,400	437,932
Greif, Inc., Class A	39,794	2,291,339
Greif, Inc., Class B	8,700	619,440
H.B. Fuller Co.	82,094	4,052,981
Handy & Harman Ltd. *	4,800	135,360
Hawkins, Inc.	15,500	831,575
Haynes International, Inc.	21,325	876,671
Headwaters, Inc. *	117,900	2,731,743
Hecla Mining Co.	616,340	3,969,230
Ingevity Corp. *	68,500	3,807,915
Innophos Holdings, Inc.	30,300	1,473,792
Innospec, Inc.	37,900	2,704,165
Kaiser Aluminum Corp.	27,743	2,176,716
KapStone Paper & Packaging Corp.	135,303	3,244,566
KMG Chemicals, Inc.	12,600	464,436
Koppers Holdings, Inc. *	30,900	1,249,905
Kraton Corp. *	46,235	1,241,872
Kronos Worldwide, Inc.	30,700	405,854
Louisiana-Pacific Corp. *	228,972	4,380,234
LSB Industries, Inc. *(b)	28,000	238,280
Materion Corp.	31,829	1,250,880
Minerals Technologies, Inc.	56,622	4,538,253
Multi Packaging Solutions International Ltd. *	38,100	678,942
Myers Industries, Inc.	34,900	481,620
Neenah Paper, Inc.	25,753	2,115,609
Olin Corp.	261,148	6,844,689
Olympic Steel, Inc.	12,200	274,500
OMNOVA Solutions, Inc. *	65,700	597,870
P.H. Glatfelter Co.	69,400	1,694,054
PolyOne Corp.	133,876	4,566,510
Quaker Chemical Corp.	20,100	2,582,850
Rayonier Advanced Materials, Inc.	69,342	940,971
Real Industry, Inc. *	32,714	176,656
Ryerson Holding Corp. *	25,800	273,480
Schnitzer Steel Industries, Inc., Class A	43,300	1,024,045
Schweitzer-Mauduit International, Inc.	48,000	2,127,840
Sensient Technologies Corp.	70,314	5,396,599
Stepan Co.	30,800	2,405,788
Stillwater Mining Co. *	194,900	3,313,300
Summit Materials, Inc., Class A *	173,177	4,346,743
SunCoke Energy, Inc. *	96,800	853,776
TerraVia Holdings, Inc. *(b)	111,500	108,166
The Chemours Co.	289,000	7,635,380
TimkenSteel Corp. *	63,644	1,073,038
Trecora Resources *	27,400	339,760
Tredegar Corp.	42,100	936,725
Trinseo S.A.	41,900	2,713,025
Tronox Ltd., Class A	106,100	1,328,372
UFP Technologies, Inc. *	9,900	247,005
United States Lime & Minerals, Inc.	2,700	205,200
US Concrete, Inc. *	21,700	1,421,350
Valhi, Inc.	25,000	77,750
Worthington Industries, Inc.	71,117	3,398,681
		150,661,477

9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 1.5%
AMC Entertainment Holdings, Inc., Class A	45,500	1,535,625
Central European Media Enterprises Ltd., Class A *(b)	109,100	283,660
Daily Journal Corp. *	2,000	432,800
Entercom Communications Corp., Class A	43,000	610,600
Entravision Communications Corp., Class A	98,600	532,440
Eros International plc *(b)	49,290	586,551
Gannett Co., Inc.	195,800	1,883,596
Global Eagle Entertainment, Inc. *	77,200	475,552
Gray Television, Inc. *	100,493	1,190,842
Hemisphere Media Group, Inc. *	12,300	137,760
IMAX Corp. *	93,600	3,051,360
Liberty Media Corp. — Liberty Braves, Class A *	14,200	283,290
Liberty Media Corp. — Liberty Braves, Class C *	48,500	969,030
Liberty Media Corp. — Liberty Formula One, Class A *	35,000	1,014,300
Liberty Media Corp. — Liberty Formula One, Class C *	74,800	2,149,752
Loral Space & Communications, Inc. *	20,500	835,375
MDC Partners, Inc., Class A	78,880	504,832
Meredith Corp.	58,800	3,604,440
MSG Networks, Inc., Class A *	97,200	2,255,040
National CineMedia, Inc.	95,700	1,402,962
New Media Investment Group, Inc.	73,382	1,118,342
Nexstar Media Group, Inc.	67,998	4,447,069
Radio One, Inc., Class D *	41,200	123,600
Reading International, Inc., Class A *	23,000	376,050
Saga Communications, Inc., Class A	6,400	321,920
Salem Media Group, Inc.	21,000	128,100
Scholastic Corp.	41,569	1,903,029
Sinclair Broadcast Group, Inc., Class A	105,502	3,560,692
The E.W. Scripps Co., Class A *	101,471	1,976,655
The New York Times Co., Class A	192,951	2,604,839
Time, Inc.	163,586	3,149,031
Townsquare Media, Inc., Class A *	10,100	107,868
tronc, Inc. *	45,517	603,555
World Wrestling Entertainment, Inc., Class A (b)	55,400	1,084,732
		45,245,289

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Accelerate Diagnostics, Inc. *(b)	38,200	800,290
Acceleron Pharma, Inc. *	42,727	1,037,412
AcelRx Pharmaceuticals, Inc. *(b)	57,300	151,845
Achillion Pharmaceuticals, Inc. *	184,789	770,570
Aclaris Therapeutics, Inc. *	16,100	427,133
Acorda Therapeutics, Inc. *	72,039	1,476,799
Adamas Pharmaceuticals, Inc. *	27,472	435,981
Aduro Biotech, Inc. *(b)	55,181	653,895
Advaxis, Inc. *(b)	56,011	501,859
Adverum Biotechnologies, Inc. *	28,209	81,806
Aerie Pharmaceuticals, Inc. *	45,244	1,986,212
Aevi Genomic Medicine, Inc. *	44,012	209,497
Agenus, Inc. *	110,054	440,216
Agile Therapeutics, Inc. *	13,462	30,963
Aimmune Therapeutics, Inc. *	40,500	740,340
Akebia Therapeutics, Inc. *	52,447	526,043
Albany Molecular Research, Inc. *	40,600	747,040
Alder Biopharmaceuticals, Inc. *	72,346	1,486,710
AMAG Pharmaceuticals, Inc. *	54,731	1,319,017
Amicus Therapeutics, Inc. *	220,404	1,212,222
Amphastar Pharmaceuticals, Inc. *	53,126	836,734
Security	Number of Shares	Value ($)
Ampio Pharmaceuticals, Inc. *(b)	70,600	69,188
Anavex Life Sciences Corp. *(b)	51,200	230,400
ANI Pharmaceuticals, Inc. *	13,500	816,075
Anthera Pharmaceuticals, Inc. *	51,939	28,156
Applied Genetic Technologies Corp. *	17,400	126,150
Aptevo Therapeutics, Inc. *	24,850	49,451
Aratana Therapeutics, Inc. *	62,700	500,973
Ardelyx, Inc. *	49,240	590,880
Arena Pharmaceuticals, Inc. *	365,000	562,100
Argos Therapeutics, Inc. *(b)	22,200	101,010
ARIAD Pharmaceuticals, Inc. *	277,800	6,617,196
Array BioPharma, Inc. *	260,979	2,836,842
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	190,896
Asterias Biotherapeutics, Inc. *	45,825	194,756
Atara Biotherapeutics, Inc. *	36,043	484,778
Athersys, Inc. *(b)	120,200	131,018
Audentes Therapeutics, Inc. *	10,700	174,624
Avexis, Inc. *(b)	9,900	552,222
Axovant Sciences Ltd. *	37,600	460,600
Axsome Therapeutics, Inc. *	17,700	86,730
Bellicum Pharmaceuticals, Inc. *	32,800	438,864
Bio-Path Holdings, Inc. *	131,200	124,627
BioCryst Pharmaceuticals, Inc. *	116,000	730,800
BioSpecifics Technologies Corp. *	8,000	410,320
BioTime, Inc. *(b)	107,500	336,475
Bluebird Bio, Inc. *	63,800	4,753,100
Blueprint Medicines Corp. *	40,464	1,379,013
Cambrex Corp. *	48,900	2,564,805
Cara Therapeutics, Inc. *(b)	27,617	423,092
Catalent, Inc. *	162,699	4,353,825
Celldex Therapeutics, Inc. *	159,500	519,970
Cellular Biomedicine Group, Inc. *	22,709	281,592
Cempra, Inc. *	69,178	217,911
ChemoCentryx, Inc. *	32,000	232,640
Chimerix, Inc. *	72,386	393,780
ChromaDex Corp. *	44,800	124,544
Cidara Therapeutics, Inc. *	17,159	169,874
Clearside Biomedical, Inc. *	14,000	104,300
Clovis Oncology, Inc. *	58,900	3,816,720
Coherus Biosciences, Inc. *	45,961	1,282,312
Collegium Pharmaceutical, Inc. *	30,736	516,980
Concert Pharmaceuticals, Inc. *	21,722	192,240
Corcept Therapeutics, Inc. *	116,906	831,202
Curis, Inc. *	158,654	455,337
Cytokinetics, Inc. *	57,100	596,695
CytomX Therapeutics, Inc. *	31,800	369,516
CytRx Corp. *	126,000	52,252
Depomed, Inc. *	94,100	1,702,269
Dermira, Inc. *	37,400	1,101,056
Dimension Therapeutics, Inc. *	13,100	25,545
Durect Corp. *	163,276	173,073
Dynavax Technologies Corp. *(b)	58,300	239,030
Eagle Pharmaceuticals, Inc. *	13,124	908,312
Edge Therapeutics, Inc. *	27,900	268,677
Editas Medicine, Inc. *	10,300	179,426
Egalet Corp. *(b)	35,600	174,084
Eiger BioPharmaceuticals, Inc. *(b)	5,600	68,320
Emergent BioSolutions, Inc. *	49,700	1,504,419
Enanta Pharmaceuticals, Inc. *	26,322	871,916
Endocyte, Inc. *	50,400	111,384
Enzo Biochem, Inc. *	61,100	408,148
Epizyme, Inc. *	65,259	685,219
Esperion Therapeutics, Inc. *	18,670	226,280
Exact Sciences Corp. *	172,162	3,262,470
Exelixis, Inc. *	360,372	6,529,941
FibroGen, Inc. *	82,209	1,862,034
Five Prime Therapeutics, Inc. *	41,600	1,905,696
Flex Pharma, Inc. *	19,700	85,892
Flexion Therapeutics, Inc. *	43,643	846,674

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fluidigm Corp. *	43,100	272,823
Fortress Biotech, Inc. *(b)	56,900	139,405
Foundation Medicine, Inc. *	20,500	400,775
Galena Biopharma, Inc. *(b)	13,250	21,863
Genomic Health, Inc. *	31,700	871,116
Geron Corp. *(b)	247,200	514,176
Global Blood Therapeutics, Inc. *	29,600	478,040
GlycoMimetics, Inc. *	19,600	111,524
Halozyme Therapeutics, Inc. *	177,400	2,048,970
Heron Therapeutics, Inc. *	70,860	921,180
Heska Corp. *	10,591	843,255
Horizon Pharma plc *	263,200	4,308,584
Idera Pharmaceuticals, Inc. *(b)	166,529	233,141
Ignyta, Inc. *	57,745	282,950
Immune Design, Corp. *	16,243	91,773
ImmunoGen, Inc. *(b)	125,500	293,670
Immunomedics, Inc. *(b)	172,100	774,450
Impax Laboratories, Inc. *	113,100	1,487,265
INC Research Holdings, Inc., Class A *	68,200	3,614,600
Infinity Pharmaceuticals, Inc. *	67,500	139,725
Innoviva, Inc. *(b)	130,100	1,379,060
Inotek Pharmaceuticals Corp. *(b)	27,800	44,480
Inovio Pharmaceuticals, Inc. *(b)	99,262	655,129
Insmed, Inc. *	106,214	1,568,781
Insys Therapeutics, Inc. *(b)	37,079	379,689
Intellia Therapeutics, Inc. *	10,700	138,244
Intersect ENT, Inc. *	39,868	538,218
Intra-Cellular Therapies, Inc. *	53,000	765,320
Invitae Corp. *(b)	52,700	441,099
Ironwood Pharmaceuticals, Inc. *	206,700	2,972,346
Kadmon Holdings, Inc. *(b)	18,500	74,925
Karyopharm Therapeutics, Inc. *	49,263	509,872
Keryx Biopharmaceuticals, Inc. *(b)	123,934	618,431
Kite Pharma, Inc. *(b)	63,842	3,254,027
La Jolla Pharmaceutical Co. *	21,579	419,712
Lannett Co., Inc. *(b)	41,300	832,195
Lexicon Pharmaceuticals, Inc. *	68,300	978,739
Ligand Pharmaceuticals, Inc. *	31,143	3,301,469
Lion Biotechnologies, Inc. *	82,372	597,197
Lipocine, Inc. *(b)	26,100	94,482
Loxo Oncology, Inc. *	26,900	1,055,287
Luminex Corp. *	64,200	1,298,124
MacroGenics, Inc. *	50,449	931,793
MannKind Corp. *	502,884	354,030
MediciNova, Inc. *	46,400	257,984
Medpace Holdings, Inc. *	13,500	471,015
Merrimack Pharmaceuticals, Inc. *(b)	182,500	567,575
MiMedx Group, Inc. *(b)	155,650	1,257,652
Minerva Neurosciences, Inc. *	34,600	366,760
Mirati Therapeutics, Inc. *	18,048	92,045
Momenta Pharmaceuticals, Inc. *	106,086	2,005,025
MyoKardia, Inc. *	20,400	228,480
Myovant Sciences Ltd. *	16,900	188,266
Myriad Genetics, Inc. *	105,786	1,711,617
NanoString Technologies, Inc. *	24,100	434,764
NantKwest, Inc. *(b)	27,900	149,544
Natera, Inc. *	40,300	361,088
Nektar Therapeutics *	222,471	2,694,124
NeoGenomics, Inc. *	89,888	724,497
Neos Therapeutics, Inc. *(b)	21,500	125,775
NewLink Genetics Corp. *	33,100	402,827
Novan, Inc. *(b)	7,800	31,668
Novavax, Inc. *(b)	420,621	551,014
Ocular Therapeutix, Inc. *(b)	38,470	252,363
Omeros Corp. *(b)	69,000	668,610
OncoMed Pharmaceuticals, Inc. *	36,500	301,490
Ophthotech Corp. *	47,243	224,877
Organovo Holdings, Inc. *(b)	154,441	569,887
Osiris Therapeutics, Inc. *(b)	30,400	170,848
Security	Number of Shares	Value ($)
Otonomy, Inc. *	38,439	563,131
OvaScience, Inc. *	56,701	89,588
Pacific Biosciences of California, Inc. *	132,900	640,578
Pacira Pharmaceuticals, Inc. *	59,300	2,280,085
Paratek Pharmaceuticals, Inc. *	25,108	379,131
PAREXEL International Corp. *	85,080	6,031,321
PDL BioPharma, Inc.	239,600	527,120
Pfenex, Inc. *	23,397	186,708
PharmAthene, Inc. *	99,400	308,140
Phibro Animal Health Corp., Class A	32,500	867,750
Portola Pharmaceuticals, Inc. *	77,700	2,117,325
PRA Health Sciences, Inc. *	36,900	2,161,971
Prestige Brands Holdings, Inc. *	84,400	4,452,944
Progenics Pharmaceuticals Inc *	102,600	915,192
Protagonist Therapeutics, Inc. *	13,200	238,128
Proteostasis Therapeutics, Inc. *	10,000	147,500
Prothena Corp. plc *	57,053	2,793,315
PTC Therapeutics, Inc. *	53,136	696,082
Puma Biotechnology, Inc. *	44,200	1,432,080
Ra Pharmaceuticals, Inc. *	12,800	204,032
Radius Health, Inc. *	50,314	2,189,665
Reata Pharmaceuticals, Inc., Class A *(b)	9,100	226,590
REGENXBIO, Inc. *	31,000	573,500
Regulus Therapeutics, Inc. *	61,781	74,137
Repligen Corp. *	52,100	1,565,084
Retrophin, Inc. *	55,293	1,084,849
Revance Therapeutics, Inc. *	37,208	744,160
Rigel Pharmaceuticals, Inc. *	153,400	319,072
Sage Therapeutics, Inc. *	48,295	2,317,194
Sangamo Therapeutics, Inc. *	113,700	397,950
Sarepta Therapeutics, Inc. *	78,200	2,428,892
SciClone Pharmaceuticals, Inc. *	78,000	791,700
Selecta Biosciences, Inc. *	7,700	107,800
Seres Therapeutics, Inc. *	27,600	272,964
Sorrento Therapeutics, Inc. *(b)	39,855	215,217
Spark Therapeutics, Inc. *	29,400	1,853,964
Spectrum Pharmaceuticals, Inc. *	109,900	512,134
Stemline Therapeutics, Inc. *	40,200	410,040
Sucampo Pharmaceuticals, Inc., Class A *	40,218	448,431
Supernus Pharmaceuticals, Inc. *	72,800	1,969,240
Syndax Pharmaceuticals, Inc. *	10,100	76,760
Synergy Pharmaceuticals, Inc. *	281,400	1,989,498
Synthetic Biologics, Inc. *	118,100	100,149
T2 Biosystems, Inc. *(b)	21,600	116,640
Teligent, Inc. *	58,900	412,300
TESARO, Inc. *	45,800	7,458,072
Tetraphase Pharmaceuticals, Inc. *	52,053	199,363
TG Therapeutics, Inc. *	59,050	283,440
The Medicines Co. *	108,328	3,905,224
TherapeuticsMD, Inc. *(b)	225,855	1,312,218
Theravance Biopharma, Inc. *	62,700	1,878,492
Titan Pharmaceuticals, Inc. *(b)	30,100	130,935
Tokai Pharmaceuticals, Inc. *(b)	15,000	14,120
Trevena, Inc. *	70,634	493,025
Trovagene, Inc. *(b)	35,347	70,694
Ultragenyx Pharmaceutical, Inc. *	58,341	4,376,158
Vanda Pharmaceuticals, Inc. *	60,600	857,490
Veracyte, Inc. *	23,200	171,216
Versartis, Inc. *	53,335	762,690
Vital Therapies, Inc. *(b)	35,847	177,443
Voyager Therapeutics, Inc. *	18,900	225,288
vTv Therapeutics, Inc., Class A *	7,000	40,180
WaVe Life Sciences Ltd. *	11,500	330,625
XBiotech, Inc. *(b)	27,238	310,513
Xencor, Inc. *	56,028	1,335,147
Zafgen, Inc. *	44,572	187,648

11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *(b)	200,264	1,185,563
Zogenix, Inc. *	40,225	323,811
		209,610,415

Real Estate 7.7%
Acadia Realty Trust	130,257	4,147,383
Agree Realty Corp.	40,100	1,880,690
Alexander & Baldwin, Inc.	72,360	3,221,467
Alexander's, Inc.	3,341	1,412,608
Altisource Portfolio Solutions S.A. *	19,887	566,780
American Assets Trust, Inc.	65,200	2,799,036
Armada Hoffler Properties, Inc.	51,600	711,048
Ashford Hospitality Prime, Inc.	32,087	431,249
Ashford Hospitality Trust, Inc.	128,682	977,983
Bluerock Residential Growth REIT, Inc.	41,408	541,617
CareTrust REIT, Inc.	102,065	1,547,305
CatchMark Timber Trust, Inc., Class A	57,209	588,681
CBL & Associates Properties, Inc.	279,000	3,027,150
Cedar Realty Trust, Inc.	124,200	746,442
Chatham Lodging Trust	61,234	1,233,253
Chesapeake Lodging Trust	93,585	2,395,776
City Office REIT, Inc.	44,500	560,255
Colony Starwood Homes	104,600	3,289,670
Community Healthcare Trust, Inc.	19,900	429,243
Consolidated-Tomoka Land Co.	7,600	418,000
CorEnergy Infrastructure Trust, Inc.	19,500	700,050
CoreSite Realty Corp.	54,500	4,694,085
Cousins Properties, Inc.	537,907	4,572,210
DiamondRock Hospitality Co.	319,217	3,597,576
DuPont Fabros Technology, Inc.	118,424	5,622,772
Easterly Government Properties, Inc.	49,500	975,150
EastGroup Properties, Inc.	50,190	3,551,946
Education Realty Trust, Inc.	116,513	4,684,988
Farmland Partners, Inc. (b)	18,200	206,752
FelCor Lodging Trust, Inc.	208,513	1,605,550
First Industrial Realty Trust, Inc.	182,737	4,723,751
First Potomac Realty Trust	90,700	928,768
Forestar Group, Inc. *	49,700	648,585
Four Corners Property Trust, Inc.	93,300	2,034,873
Franklin Street Properties Corp.	173,965	2,218,054
FRP Holdings, Inc. *	12,700	495,300
Getty Realty Corp.	39,459	1,017,648
Gladstone Commercial Corp.	34,300	673,652
Global Medical REIT, Inc. (b)	28,400	251,340
Global Net Lease, Inc.	329,800	2,555,950
Government Properties Income Trust	113,947	2,194,619
Gramercy Property Trust	220,922	5,819,085
Healthcare Realty Trust, Inc.	179,181	5,413,058
Hersha Hospitality Trust	62,925	1,257,871
HFF, Inc., Class A	58,900	1,748,152
Hudson Pacific Properties, Inc.	178,511	6,321,075
Independence Realty Trust, Inc.	86,258	796,161
InfraREIT, Inc.	61,400	1,011,872
Investors Real Estate Trust	187,002	1,204,293
iStar, Inc. *	109,700	1,230,834
Kennedy-Wilson Holdings, Inc.	133,887	2,737,989
Kite Realty Group Trust	133,039	3,195,597
LaSalle Hotel Properties	168,579	5,086,028
Lexington Realty Trust	376,374	4,034,729
LTC Properties, Inc.	59,251	2,765,244
Mack-Cali Realty Corp.	140,900	3,948,018
Marcus & Millichap, Inc. *	24,979	643,709
MedEquities Realty Trust, Inc.	34,000	370,600
Medical Properties Trust, Inc.	469,753	5,989,351
Monmouth Real Estate Investment Corp.	107,100	1,563,660
Monogram Residential Trust, Inc.	260,924	2,653,597
National Health Investors, Inc.	59,368	4,392,638
National Storage Affiliates Trust	67,421	1,500,117
Security	Number of Shares	Value ($)
New Senior Investment Group, Inc.	119,769	1,198,888
NexPoint Residential Trust, Inc.	30,669	708,761
NorthStar Realty Europe Corp.	82,200	987,222
One Liberty Properties, Inc.	18,700	433,092
Parkway, Inc. *	67,238	1,431,497
Pebblebrook Hotel Trust	114,400	3,421,704
Pennsylvania Real Estate Investment Trust	106,167	1,901,451
Physicians Realty Trust	213,250	3,955,788
Potlatch Corp.	64,603	2,661,644
Preferred Apartment Communities, Inc., Class A	41,297	559,161
PS Business Parks, Inc.	31,238	3,499,906
QTS Realty Trust, Inc., Class A	76,787	3,869,297
RAIT Financial Trust	154,400	534,224
Ramco-Gershenson Properties Trust	120,921	1,966,175
RE/MAX Holdings, Inc., Class A	30,700	1,720,735
Retail Opportunity Investments Corp.	170,447	3,613,476
Rexford Industrial Realty, Inc.	108,116	2,455,314
RLJ Lodging Trust	195,135	4,529,083
Ryman Hospitality Properties, Inc.	69,785	4,269,446
Sabra Health Care REIT, Inc.	102,796	2,611,018
Saul Centers, Inc.	15,800	1,003,142
Select Income REIT	101,628	2,541,716
Seritage Growth Properties, Class A (b)	38,500	1,570,800
Silver Bay Realty Trust Corp.	56,433	950,896
STAG Industrial, Inc.	121,900	2,820,766
Stratus Properties, Inc. *	9,200	281,520
Summit Hotel Properties, Inc.	137,500	2,176,625
Sunstone Hotel Investors, Inc.	348,254	5,126,299
Tejon Ranch Co. *	19,092	451,144
Terreno Realty Corp.	73,200	1,990,308
The GEO Group, Inc.	116,880	4,852,858
The RMR Group, Inc., Class A	11,919	569,728
The St. Joe Co. *	76,600	1,290,710
Tier REIT, Inc.	73,000	1,329,330
Trinity Place Holdings, Inc. *	28,900	233,223
UMH Properties, Inc.	42,900	628,485
Universal Health Realty Income Trust	19,444	1,207,861
Urban Edge Properties	142,487	3,985,361
Urstadt Biddle Properties, Inc., Class A	46,774	1,050,076
Washington Prime Group, Inc.	286,000	2,759,900
Washington Real Estate Investment Trust	116,682	3,669,649
Whitestone REIT	41,700	580,047
Xenia Hotels & Resorts, Inc.	164,462	3,017,878
		232,979,137

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	421,200
Aaron's, Inc.	104,800	3,242,512
Abercrombie & Fitch Co., Class A	104,363	1,211,654
America's Car-Mart, Inc. *	11,500	482,425
American Eagle Outfitters, Inc.	265,615	4,013,443
Asbury Automotive Group, Inc. *	30,985	2,032,616
Ascena Retail Group, Inc. *	296,263	1,425,025
At Home Group, Inc. *	16,400	249,936
Barnes & Noble Education, Inc. *	60,395	606,970
Barnes & Noble, Inc.	96,110	980,322
Big 5 Sporting Goods Corp.	32,284	497,174
Big Lots, Inc.	72,410	3,620,500
Blue Nile, Inc.	19,000	773,490
Boot Barn Holdings, Inc. *	21,411	232,309
Build-A-Bear Workshop, Inc. *	25,700	308,400
Caleres, Inc.	68,275	2,099,456
Camping World Holdings, Inc., Class A	18,800	591,824
Chico's FAS, Inc.	207,151	2,794,467
Citi Trends, Inc.	24,846	398,778
Conn's, Inc. *	35,300	372,415
Core-Mark Holding Co., Inc.	72,282	2,524,810

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Destination XL Group, Inc. *	56,400	200,220
DSW, Inc., Class A	113,100	2,393,196
Duluth Holdings, Inc., Class B *	16,700	377,754
Etsy, Inc. *	161,863	2,041,092
Express, Inc. *	115,898	1,231,996
Five Below, Inc. *	88,200	3,514,770
Francesca's Holdings Corp. *	59,600	1,039,424
Fred's, Inc., Class A (b)	60,300	878,571
FTD Cos., Inc. *	28,097	645,669
Gaia, Inc. *	19,900	173,130
Genesco, Inc. *	31,944	1,923,029
GNC Holdings, Inc., Class A	105,000	931,350
Group 1 Automotive, Inc.	32,300	2,609,517
Guess?, Inc.	94,900	1,211,873
Haverty Furniture Cos., Inc.	30,300	660,540
Hibbett Sports, Inc. *	34,275	1,131,075
HSN, Inc.	51,355	1,810,264
Kirkland's, Inc. *	27,800	385,864
Lands' End, Inc. *(b)	24,200	371,470
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,007,007
Lithia Motors, Inc., Class A	38,537	3,973,935
Lumber Liquidators Holdings, Inc. *(b)	39,398	616,973
MarineMax, Inc. *	37,700	808,665
Monro Muffler Brake, Inc.	51,046	3,057,655
Nutrisystem, Inc.	46,448	1,535,106
Office Depot, Inc.	883,300	3,930,685
Ollie's Bargain Outlet Holdings, Inc. *	30,900	943,995
Overstock.com, Inc. *	24,500	406,700
Party City Holdco, Inc. *	43,516	628,806
PetMed Express, Inc. (b)	29,500	625,105
Pier 1 Imports, Inc.	122,700	892,029
Rent-A-Center, Inc.	77,785	696,954
RH *(b)	59,341	1,603,394
Sears Holdings Corp. *(b)	17,600	122,848
Sears Hometown & Outlet Stores, Inc. *	16,800	61,320
Select Comfort Corp. *	71,112	1,435,040
Shoe Carnival, Inc.	19,750	505,007
Shutterfly, Inc. *	54,047	2,774,233
Sonic Automotive, Inc., Class A	43,174	1,010,272
Sportsman's Warehouse Holdings, Inc. *	44,500	331,080
Stage Stores, Inc.	46,827	131,116
Stein Mart, Inc.	44,300	162,138
Tailored Brands, Inc.	78,169	1,661,091
The Buckle, Inc. (b)	43,064	910,804
The Cato Corp., Class A	40,904	1,038,553
The Children's Place, Inc.	29,690	2,879,930
The Container Store Group, Inc. *	25,200	122,724
The Finish Line, Inc., Class A	63,619	1,094,247
Tile Shop Holdings, Inc. *	49,900	953,090
Tilly's, Inc., Class A *	20,600	276,040
Tuesday Morning Corp. *	65,800	282,940
Vitamin Shoppe, Inc. *	39,400	853,010
Wayfair, Inc., Class A *(b)	48,598	2,019,733
West Marine, Inc. *	24,500	227,115
Weyco Group, Inc.	9,100	256,438
Winmark Corp.	3,000	332,250
Zumiez, Inc. *	30,100	603,505
		94,182,063

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	63,837	3,756,169
Advanced Micro Devices, Inc. *	1,194,243	12,384,300
Alpha & Omega Semiconductor Ltd. *	28,000	569,800
Ambarella, Inc. *	50,500	2,505,305
Amkor Technology, Inc. *	167,518	1,576,344
Axcelis Technologies, Inc. *	47,100	715,920
Brooks Automation, Inc.	104,131	1,813,962
Cabot Microelectronics Corp.	38,700	2,612,637
Security	Number of Shares	Value ($)
Cavium, Inc. *	103,650	6,862,666
CEVA, Inc. *	32,336	1,143,078
Cirrus Logic, Inc. *	99,200	5,983,744
Cohu, Inc.	36,800	485,760
Diodes, Inc. *	59,781	1,487,949
DSP Group, Inc. *	31,400	340,690
Entegris, Inc. *	221,900	4,160,625
Exar Corp. *	58,500	599,625
FormFactor, Inc. *	106,491	1,325,813
GigPeak, Inc. *	73,600	189,888
Impinj, Inc. *	9,500	334,495
Inphi Corp. *	63,633	2,915,664
Integrated Device Technology, Inc. *	218,789	5,511,295
Intersil Corp., Class A	211,100	4,734,973
IXYS Corp.	42,600	515,460
Kopin Corp. *	95,000	303,050
Lattice Semiconductor Corp. *	197,000	1,416,430
MACOM Technology Solutions Holdings, Inc. *	49,490	2,353,273
MaxLinear, Inc., Class A *	87,860	2,247,459
Microsemi Corp. *	179,521	9,541,541
MKS Instruments, Inc.	83,789	5,521,695
Monolithic Power Systems, Inc.	61,900	5,400,156
Nanometrics, Inc. *	40,600	1,043,826
NeoPhotonics Corp. *	50,663	554,760
NVE Corp.	8,500	659,515
PDF Solutions, Inc. *	44,800	1,008,448
Photronics, Inc. *	106,637	1,226,325
Power Integrations, Inc.	42,262	3,000,602
Rambus, Inc. *	167,300	2,171,554
Rudolph Technologies, Inc. *	46,700	1,071,765
Semtech Corp. *	100,029	3,295,956
Sigma Designs, Inc. *	48,758	297,424
Silicon Laboratories, Inc. *	67,350	4,391,220
Synaptics, Inc. *	56,400	3,179,832
Tessera Holding Corp.	78,159	3,532,787
Ultra Clean Holdings, Inc. *	55,500	695,415
Ultratech, Inc. *	35,200	912,384
Veeco Instruments, Inc. *	64,839	1,669,604
Xcerra Corp. *	84,400	639,752
		118,660,935

Software & Services 8.0%
2U, Inc. *	56,458	1,921,830
8x8, Inc. *	144,600	2,291,910
A10 Networks, Inc. *	68,819	548,487
ACI Worldwide, Inc. *	182,252	3,535,689
Actua Corp. *	56,400	806,520
Acxiom Corp. *	123,600	3,225,960
Alarm.com Holdings, Inc. *	15,700	425,313
ALJ Regional Holdings, Inc. *	28,500	113,715
Amber Road, Inc. *	23,000	203,550
American Software, Inc., Class A	45,000	472,050
Angie's List, Inc. *	62,800	393,756
Appfolio, Inc., Class A *	6,300	142,695
Apptio, Inc., Class A *	11,400	157,776
Aspen Technology, Inc. *	124,499	6,612,142
Autobytel, Inc. *	13,500	185,625
Bankrate, Inc. *	74,600	813,140
Barracuda Networks, Inc. *	34,500	810,405
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	19,790	598,648
Blackbaud, Inc.	76,669	5,030,253
Blackhawk Network Holdings, Inc. *	90,502	3,230,921
Blackline, Inc. *	15,700	426,726
Blucora, Inc. *	63,100	952,810
Bottomline Technologies de, Inc. *	63,700	1,638,364
Box, Inc., Class A *	75,700	1,292,199

13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brightcove, Inc. *	49,900	359,280
BroadSoft, Inc. *	45,600	1,915,200
CACI International, Inc., Class A *	38,658	4,747,202
Callidus Software, Inc. *	98,000	1,808,100
Carbonite, Inc. *	26,000	448,500
Cardtronics plc, Class A *	71,800	3,918,844
Care.com, Inc. *	23,800	200,872
Cass Information Systems, Inc.	17,640	1,160,183
ChannelAdvisor Corp. *	39,100	541,535
Cimpress N.V. *	40,300	3,400,917
CommVault Systems, Inc. *	60,547	2,972,858
comScore, Inc. *	78,349	2,628,609
Convergys Corp.	143,400	3,559,188
Cornerstone OnDemand, Inc. *	78,300	3,186,027
Coupa Software, Inc. *	13,900	361,261
CSG Systems International, Inc.	51,100	2,473,240
DHI Group, Inc. *	76,400	435,480
Digimarc Corp. *(b)	17,200	454,080
EarthLink Holdings Corp.	161,881	1,037,657
Ebix, Inc.	39,400	2,186,700
Ellie Mae, Inc. *	52,700	4,360,398
Endurance International Group Holdings, Inc. *	93,002	716,115
EnerNOC, Inc. *	42,000	239,400
Envestnet, Inc. *	67,854	2,564,881
EPAM Systems, Inc. *	76,483	4,922,446
Everbridge, Inc. *	13,800	254,886
EVERTEC, Inc.	103,000	1,756,150
Exa Corp. *	21,600	334,800
ExlService Holdings, Inc. *	50,592	2,324,702
Fair Isaac Corp.	48,641	5,997,435
Five9, Inc. *	50,800	785,368
Forrester Research, Inc.	16,017	653,494
Gigamon, Inc. *	50,200	1,664,130
Global Sources Ltd. *	12,000	110,400
Globant S.A. *	39,751	1,317,746
Glu Mobile, Inc. *(b)	170,358	391,823
Gogo, Inc. *(b)	89,100	815,265
GrubHub, Inc. *	131,476	5,462,828
GTT Communications, Inc. *	40,643	1,148,165
Guidance Software, Inc. *	31,700	230,142
Hortonworks, Inc. *	62,800	609,160
HubSpot, Inc. *	44,689	2,292,546
Imperva, Inc. *	44,242	1,847,103
Information Services Group, Inc. *	48,500	160,050
Instructure, Inc. *	16,500	359,700
j2 Global, Inc.	74,328	6,229,430
Jive Software, Inc. *	82,300	312,740
Limelight Networks, Inc. *	90,900	199,071
Lionbridge Technologies, Inc. *	99,900	571,428
Liquidity Services, Inc. *	37,500	365,625
LivePerson, Inc. *	80,400	586,920
LogMeIn, Inc.	81,300	8,788,530
ManTech International Corp., Class A	38,700	1,506,978
Marchex, Inc., Class B *	48,200	130,622
MAXIMUS, Inc.	103,617	5,713,441
MeetMe, Inc. *	64,400	316,848
Mentor Graphics Corp.	170,967	6,310,392
MicroStrategy, Inc., Class A *	15,362	3,092,371
MINDBODY, Inc., Class A *	22,000	535,700
Mitek Systems, Inc. *	46,200	304,920
MobileIron, Inc. *	92,736	403,402
Model N, Inc. *	28,300	249,040
MoneyGram International, Inc. *	42,800	543,560
Monotype Imaging Holdings, Inc.	63,400	1,388,460
NCI, Inc., Class A	10,000	127,000
NeuStar, Inc., Class A *	83,479	2,771,503
New Relic, Inc. *	33,800	1,223,560
NIC, Inc.	104,400	2,516,040
Security	Number of Shares	Value ($)
Numerex Corp., Class A *	21,400	125,832
Park City Group, Inc. *(b)	25,000	316,250
Paycom Software, Inc. *	70,907	3,278,740
Paylocity Holding Corp. *	33,245	1,025,941
Pegasystems, Inc.	59,600	2,312,480
Perficient, Inc. *	53,497	948,502
PFSweb, Inc. *	18,923	142,112
Planet Payment, Inc. *	66,200	279,364
Progress Software Corp.	79,220	2,219,744
Proofpoint, Inc. *	65,000	5,210,400
PROS Holdings, Inc. *	41,600	931,008
Q2 Holdings, Inc. *	39,493	1,253,903
QAD, Inc., Class A	14,100	407,490
Qualys, Inc. *	44,026	1,580,533
QuinStreet, Inc. *	44,900	157,150
Quotient Technology, Inc. *	99,132	1,055,756
Rapid7, Inc. *	31,100	387,817
RealNetworks, Inc. *	52,657	281,715
RealPage, Inc. *	87,900	2,689,740
Reis, Inc.	11,900	238,000
RetailMeNot, Inc. *	65,800	595,490
Rightside Group Ltd. *	17,500	147,700
RingCentral, Inc., Class A *	90,868	2,121,768
Rosetta Stone, Inc. *	31,000	272,800
Sapiens International Corp. N.V.	33,066	441,762
Science Applications International Corp.	67,184	5,470,121
SecureWorks Corp., Class A *	9,300	96,162
ServiceSource International, Inc. *	105,500	559,150
Shutterstock, Inc. *	30,360	1,633,368
Silver Spring Networks, Inc. *	60,200	769,356
SPS Commerce, Inc. *	25,500	1,759,500
Stamps.com, Inc. *	26,800	3,257,540
Sykes Enterprises, Inc. *	60,293	1,683,983
Synchronoss Technologies, Inc. *	63,662	2,452,260
Syntel, Inc.	49,817	1,049,146
Take-Two Interactive Software, Inc. *	132,512	7,109,269
Tangoe, Inc. *	45,200	329,056
TechTarget, Inc. *	31,700	279,277
Telenav, Inc. *	61,700	549,130
TeleTech Holdings, Inc.	27,200	805,120
The Hackett Group, Inc.	32,400	526,500
The Rubicon Project, Inc. *	57,661	488,389
The Trade Desk, Inc., Class A *(b)	8,700	258,042
TiVo Corp. *	182,409	3,447,530
Travelport Worldwide Ltd.	187,862	2,697,698
TrueCar, Inc. *	87,259	1,147,456
Unisys Corp. *	77,550	996,518
Varonis Systems, Inc. *	15,900	475,410
VASCO Data Security International, Inc. *	45,900	697,680
Verint Systems, Inc. *	99,560	3,718,566
VirnetX Holding Corp. *(b)	65,700	170,820
Virtusa Corp. *	44,900	1,144,052
Web.com Group, Inc. *	66,800	1,265,860
WebMD Health Corp. *	59,070	2,947,002
Workiva, Inc. *	34,700	437,220
Xactly Corp. *	35,400	430,110
XO Group, Inc. *	39,800	749,434
Zendesk, Inc. *	131,994	3,158,616
Zix Corp. *	88,900	424,053
		241,207,602

Technology Hardware & Equipment 5.3%
3D Systems Corp. *	174,800	2,882,452
Acacia Communications, Inc. *(b)	8,000	465,360
ADTRAN, Inc.	79,800	1,747,620
Aerohive Networks, Inc. *	31,800	182,214
Agilysys, Inc. *	24,000	233,520
Anixter International, Inc. *	44,824	3,832,452

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Applied Optoelectronics, Inc. *	28,600	879,736
Avid Technology, Inc. *	43,642	233,485
AVX Corp.	72,454	1,173,755
Badger Meter, Inc.	43,880	1,691,574
Bel Fuse, Inc., Class B	14,100	448,380
Belden, Inc.	66,108	5,055,279
Benchmark Electronics, Inc. *	75,094	2,297,876
Black Box Corp.	24,092	321,628
CalAmp Corp. *	53,500	803,570
Calix, Inc. *	62,600	450,720
Ciena Corp. *	217,774	5,300,619
Clearfield, Inc. *	16,700	287,240
Coherent, Inc. *	38,789	6,118,189
Comtech Telecommunications Corp.	37,500	402,375
Control4 Corp. *	31,800	342,804
CPI Card Group, Inc. (b)	30,300	137,865
Cray, Inc. *	62,100	1,065,015
CTS Corp.	52,200	1,122,300
Daktronics, Inc.	59,300	602,488
Diebold Nixdorf, Inc.	107,933	2,935,778
Digi International, Inc. *	44,700	583,335
Eastman Kodak Co. *	25,900	347,060
Electro Scientific Industries, Inc. *	42,900	281,853
Electronics For Imaging, Inc. *	77,588	3,486,805
EMCORE Corp.	50,590	455,310
ePlus, Inc. *	10,500	1,176,525
Extreme Networks, Inc. *	166,900	922,957
Fabrinet *	55,600	2,342,428
FARO Technologies, Inc. *	25,200	934,920
Finisar Corp. *	169,900	5,023,943
Harmonic, Inc. *	123,200	652,960
II-VI, Inc. *	94,900	3,463,850
Immersion Corp. *	46,379	477,240
Infinera Corp. *	215,904	1,945,295
Insight Enterprises, Inc. *	58,800	2,183,244
InterDigital, Inc.	55,700	5,202,380
InvenSense, Inc. *	133,100	1,685,046
Itron, Inc. *	52,369	3,231,167
Ixia *	104,264	2,027,935
Kimball Electronics, Inc. *	41,900	716,490
Knowles Corp. *	142,297	2,564,192
KVH Industries, Inc. *	30,800	320,320
Littelfuse, Inc.	34,800	5,488,308
Lumentum Holdings, Inc. *	81,700	3,100,515
Maxwell Technologies, Inc. *	50,000	238,000
Mesa Laboratories, Inc.	4,800	571,872
Methode Electronics, Inc.	56,200	2,363,210
MTS Systems Corp.	26,875	1,561,437
NETGEAR, Inc. *	50,000	2,845,000
NetScout Systems, Inc. *	144,300	4,805,190
Nimble Storage, Inc. *	97,277	833,664
Novanta, Inc. *	50,500	1,128,675
Oclaro, Inc. *	175,000	1,716,750
OSI Systems, Inc. *	27,700	2,068,359
Park Electrochemical Corp.	32,946	603,900
PC Connection, Inc.	17,700	482,856
Plantronics, Inc.	53,630	3,034,385
Plexus Corp. *	53,262	2,892,127
Pure Storage, Inc., Class A *	107,400	1,221,138
Quantenna Communications, Inc. *	10,900	205,029
Radisys Corp. *	56,700	250,047
Rogers Corp. *	27,867	2,227,967
Sanmina Corp. *	116,600	4,541,570
ScanSource, Inc. *	40,305	1,594,063
ShoreTel, Inc. *	105,257	731,536
Silicom Ltd.	8,600	314,846
Sonus Networks, Inc. *	72,111	460,068
Stratasys Ltd. *	77,206	1,522,502
Super Micro Computer, Inc. *	60,326	1,595,623
Security	Number of Shares	Value ($)
SYNNEX Corp.	46,200	5,552,316
Systemax, Inc.	14,500	122,960
Tech Data Corp. *	56,467	4,831,316
TTM Technologies, Inc. *	110,892	1,644,528
Ubiquiti Networks, Inc. *	40,572	2,531,693
Universal Display Corp. *	67,952	4,484,832
USA Technologies, Inc. *	56,300	236,460
ViaSat, Inc. *	81,319	5,278,416
Viavi Solutions, Inc. *	387,700	3,469,915
Vishay Intertechnology, Inc.	212,428	3,526,305
Vishay Precision Group, Inc. *	16,500	274,725
		161,391,652

Telecommunication Services 0.8%
ATN International, Inc.	16,000	1,284,640
Boingo Wireless, Inc. *	51,500	602,550
Cincinnati Bell, Inc. *	68,129	1,563,561
Cogent Communications Holdings, Inc.	65,300	2,729,540
Consolidated Communications Holdings, Inc. (b)	77,374	2,035,710
FairPoint Communications, Inc. *	36,600	677,100
General Communication, Inc., Class A *	46,100	927,532
Globalstar, Inc. *(b)	680,789	1,075,647
Hawaiian Telcom Holdco, Inc. *	9,713	241,174
IDT Corp., Class B	25,400	487,680
Inteliquent, Inc.	54,500	1,248,050
Intelsat S.A. *(b)	40,100	144,761
Iridium Communications, Inc. *	133,700	1,350,370
Lumos Networks Corp. *	27,200	420,784
NII Holdings, Inc. *	81,100	229,107
ORBCOMM, Inc. *	99,300	811,281
pdvWireless, Inc. *(b)	15,305	325,996
Shenandoah Telecommunications Co.	71,200	1,940,200
Spok Holdings, Inc.	30,100	618,555
Straight Path Communications, Inc., Class B *(b)	17,115	599,710
Vonage Holdings Corp. *	313,700	2,224,133
Windstream Holdings, Inc. (b)	149,664	1,209,285
		22,747,366

Transportation 1.6%
Air Transport Services Group, Inc. *	81,500	1,314,595
Allegiant Travel Co.	21,381	3,677,532
ArcBest Corp.	40,572	1,282,075
Atlas Air Worldwide Holdings, Inc. *	37,500	1,978,125
Celadon Group, Inc.	39,100	297,160
Costamare, Inc.	40,200	213,462
Covenant Transport Group, Inc., Class A *	21,294	458,460
Echo Global Logistics, Inc. *	45,275	1,075,281
Forward Air Corp.	46,382	2,235,149
Hawaiian Holdings, Inc. *	83,700	4,264,515
Heartland Express, Inc.	75,400	1,553,240
Hub Group, Inc., Class A *	52,798	2,341,591
Knight Transportation, Inc.	107,100	3,577,140
Marten Transport Ltd.	35,365	808,090
Matson, Inc.	72,431	2,582,890
P.A.M. Transportation Services, Inc. *	4,000	93,240
Park-Ohio Holdings Corp.	13,600	609,960
Radiant Logistics, Inc. *	36,754	134,887
Roadrunner Transportation Systems, Inc. *	57,700	456,984
Saia, Inc. *	41,000	1,970,050
Scorpio Bulkers, Inc. *	89,575	640,461
SkyWest, Inc.	80,412	2,846,585
Swift Transportation Co. *	115,700	2,641,431
Universal Logistics Holdings, Inc.	11,747	169,744
USA Truck, Inc. *	14,200	119,990
Werner Enterprises, Inc.	67,949	1,909,367

15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
XPO Logistics, Inc. *	154,302	6,903,472
YRC Worldwide, Inc. *	47,400	707,682
		46,863,158

Utilities 3.5%
ALLETE, Inc.	78,199	5,110,305
American States Water Co.	58,600	2,565,508
AquaVenture Holdings Ltd. *(b)	11,800	227,504
Artesian Resources Corp., Class A	10,500	325,815
Atlantic Power Corp. *	168,800	396,680
Atlantica Yield plc	92,484	1,979,158
Avista Corp.	101,530	3,923,119
Black Hills Corp.	81,798	5,116,465
California Water Service Group	75,774	2,614,203
Chesapeake Utilities Corp.	25,400	1,661,160
Connecticut Water Service, Inc.	18,400	994,336
Consolidated Water Co., Ltd.	20,376	209,873
Delta Natural Gas Co., Inc.	12,200	321,104
Dynegy, Inc. *	182,700	1,744,785
El Paso Electric Co.	63,303	2,905,608
Genie Energy Ltd., Class B *	16,911	97,576
Global Water Resources, Inc. (b)	15,000	122,100
IDACORP, Inc.	81,443	6,517,069
MGE Energy, Inc.	56,140	3,573,311
Middlesex Water Co.	26,185	990,055
New Jersey Resources Corp.	136,500	5,146,050
Northwest Natural Gas Co.	42,495	2,502,955
NorthWestern Corp.	77,269	4,412,832
NRG Yield, Inc., Class A	59,933	973,911
NRG Yield, Inc., Class C	98,024	1,661,507
ONE Gas, Inc.	82,500	5,331,150
Ormat Technologies, Inc.	60,973	3,274,250
Otter Tail Corp.	59,153	2,238,941
Pattern Energy Group, Inc.	101,900	2,011,506
PNM Resources, Inc.	125,400	4,313,760
Portland General Electric Co.	144,508	6,301,994
SJW Group.	27,500	1,377,750
South Jersey Industries, Inc.	124,920	4,122,360
Southwest Gas Holdings, Inc.	75,996	6,122,998
Spark Energy, Inc., Class A (b)	7,900	204,215
Spire, Inc.	70,771	4,600,115
TerraForm Global, Inc., Class A *	144,200	634,480
TerraForm Power, Inc., Class A *	136,500	1,620,255
The York Water Co.	19,200	687,360
Unitil Corp.	22,100	1,011,517
Vivint Solar, Inc. *(b)	27,000	82,350
WGL Holdings, Inc.	80,733	6,615,262
		106,643,252
Total Common Stock
(Cost $2,068,482,954)		3,002,909,833

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(a)(e)	174,886	54,215

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(e)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(e)	8,400	—
Tobira Therapeutics, Inc. *(a)(e)	14,029	192,759
		442,190

Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(e)	84,700	271,040
Total Rights
(Cost $655,634)		767,445

Other Investment Company 2.2% of net assets

Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.46% (c)	65,996,722	65,996,722
Total Other Investment Company
(Cost $65,996,722)		65,996,722
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
Australia & New Zealand Banking Group Ltd.
0.29%, 02/01/17 (d)	21,000,000	21,000,000
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (d)	30,030,599	30,030,599
Total Short-Term Investments
(Cost $51,030,599)		51,030,599

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $2,197,893,632 and the unrealized appreciation and depreciation were $1,124,373,666 and ($201,562,699), respectively, with a net unrealized appreciation of $922,810,967.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $767,445 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $64,735,502.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	290	19,712,750	(71,551)

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,852,248,356	$—	$—	$2,852,248,356
Materials	150,661,477	—	— *	150,661,477
Rights [1]	—	—	767,445 *	767,445
Other Investment Company[1]	65,996,722	—	—	65,996,722
Short-Term Investments[1]	—	51,030,599	—	51,030,599
Total	$3,068,906,555	$51,030,599	$767,445	$3,120,704,599
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($71,551)	$—	$—	($71,551)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
17

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,301,732,665	5,420,356,366
0.0%	Rights	67,393	81,714
0.4%	Other Investment Company	23,784,186	23,784,186
0.2%	Short-Term Investment	8,336,848	8,336,848
100.2%	Total Investments	3,333,921,092	5,452,559,114
(0.2%)	Other Assets and Liabilities, Net		(10,864,105)
100.0%	Net Assets		5,441,695,009

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc *	19,862	1,261,038
American Axle & Manufacturing Holdings, Inc. *	13,400	273,360
Autoliv, Inc.	21,000	2,428,860
BorgWarner, Inc.	44,800	1,829,184
Cooper Tire & Rubber Co.	15,600	565,500
Cooper-Standard Holding, Inc. *	5,400	568,512
Dana, Inc.	35,200	708,928
Delphi Automotive plc	59,585	4,174,525
Dorman Products, Inc. *	8,900	614,278
Ford Motor Co.	848,040	10,481,774
General Motors Co.	311,385	11,399,805
Gentex Corp.	59,600	1,245,044
Gentherm, Inc. *	13,007	460,448
Harley-Davidson, Inc.	42,093	2,400,985
Horizon Global Corp. *	3,717	72,742
LCI Industries	5,400	592,650
Lear Corp.	16,400	2,330,276
Modine Manufacturing Co. *	12,100	164,560
Motorcar Parts of America, Inc. *	13,800	361,974
Standard Motor Products, Inc.	7,500	374,025
Stoneridge, Inc. *	13,100	214,971
Strattec Security Corp.	1,500	46,200
Tenneco, Inc. *	10,080	679,896
Tesla Motors, Inc. *(c)	28,319	7,134,406
The Goodyear Tire & Rubber Co.	53,637	1,737,302
Thor Industries, Inc.	10,000	1,035,000
Tower International, Inc.	5,564	145,777
Visteon Corp. *	8,000	716,560
VOXX International Corp. *	9,100	38,220
Winnebago Industries, Inc.	7,400	232,360
		54,289,160

Banks 6.9%
1st Source Corp.	6,080	274,269
Ameris Bancorp	6,348	286,295
Arrow Financial Corp.	5,886	207,776
Associated Banc-Corp.	32,290	816,937
Astoria Financial Corp.	19,300	364,963
Banc of California, Inc. (c)	15,000	237,000
Security	Number of Shares	Value ($)
BancFirst Corp.	2,300	217,005
BancorpSouth, Inc.	16,112	478,526
Bank Mutual Corp.	18,268	174,459
Bank of America Corp.	2,269,101	51,372,447
Bank of Hawaii Corp.	10,000	859,100
Bank of the Ozarks, Inc.	22,800	1,251,036
BankUnited, Inc.	26,896	1,027,427
Banner Corp.	5,571	312,645
BB&T Corp.	183,807	8,490,045
Beneficial Bancorp, Inc.	29,899	533,697
Berkshire Hills Bancorp, Inc.	8,000	283,200
BNC Bancorp	11,012	388,173
BofI Holding, Inc. *	20,000	590,000
BOK Financial Corp.	3,740	307,578
Boston Private Financial Holdings, Inc.	20,729	342,028
Brookline Bancorp, Inc.	33,705	530,854
Bryn Mawr Bank Corp.	3,400	136,170
Camden National Corp.	3,750	155,550
Capital Bank Financial Corp., Class A	10,300	405,820
Capital City Bank Group, Inc.	6,875	142,244
Capitol Federal Financial, Inc.	37,463	578,803
Cardinal Financial Corp.	3,700	116,032
Cathay General Bancorp	16,006	583,259
CenterState Banks, Inc.	17,590	429,020
Central Pacific Financial Corp.	10,269	321,728
Century Bancorp, Inc., Class A	800	48,240
Chemical Financial Corp.	15,770	779,511
CIT Group, Inc.	44,300	1,824,717
Citigroup, Inc.	642,889	35,892,493
Citizens Financial Group, Inc.	116,300	4,206,571
City Holding Co.	4,800	312,432
Columbia Banking System, Inc.	9,951	395,652
Comerica, Inc.	39,159	2,644,407
Commerce Bancshares, Inc.	20,482	1,157,847
Community Bank System, Inc.	15,800	922,088
Community Trust Bancorp, Inc.	10,335	477,994
ConnectOne Bancorp, Inc.	11,100	274,170
Cullen/Frost Bankers, Inc.	15,600	1,394,640
Customers Bancorp, Inc. *	13,200	454,872
CVB Financial Corp.	19,411	437,524
Dime Community Bancshares, Inc.	6,875	147,125
Eagle Bancorp, Inc. *	5,760	352,800
East West Bancorp, Inc.	29,100	1,496,904
Enterprise Financial Services Corp.	7,400	308,210
Essent Group Ltd. *	14,900	515,093
EverBank Financial Corp.	35,300	685,879
F.N.B. Corp.	47,061	703,091
FCB Financial Holdings, Inc., Class A *	14,600	685,470
Federal Agricultural Mortgage Corp., Class C	5,100	283,866
Fifth Third Bancorp	166,314	4,340,795
First BanCorp (Puerto Rico) *	56,579	380,211
First Busey Corp.	16,033	468,965
First Citizens BancShares, Inc., Class A	1,900	696,806
First Commonwealth Financial Corp.	24,904	351,644
First Financial Bancorp	23,039	634,724
First Financial Bankshares, Inc.	18,200	776,230

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Corp.	2,600	125,710
First Horizon National Corp.	66,116	1,322,320
First Interstate BancSystem, Inc., Class A	8,900	366,235
First Merchants Corp.	9,041	346,542
First Midwest Bancorp, Inc.	15,825	384,231
First Republic Bank	36,924	3,483,041
First United Corp. *	2,200	31,460
Flagstar Bancorp, Inc. *	8,060	207,706
Flushing Financial Corp.	6,800	184,960
Fulton Financial Corp.	37,785	687,687
Glacier Bancorp, Inc.	16,797	596,797
Great Southern Bancorp, Inc.	3,400	170,170
Great Western Bancorp, Inc.	13,000	555,750
Hancock Holding Co.	17,044	781,467
Hanmi Financial Corp.	14,700	487,305
Heartland Financial USA, Inc.	2,500	117,000
Heritage Financial Corp.	6,135	156,443
Hilltop Holdings, Inc.	14,975	410,015
Home BancShares, Inc.	23,000	619,620
Hope Bancorp, Inc.	26,063	544,977
Huntington Bancshares, Inc.	244,036	3,301,807
IBERIABANK Corp.	12,858	1,056,285
Impac Mortgage Holdings, Inc. *	15,600	215,592
Independent Bank Corp., Massachusetts	5,700	355,395
Independent Bank Corp., Michigan	16,731	351,351
International Bancshares Corp.	13,484	500,256
Investors Bancorp, Inc.	78,997	1,133,607
JPMorgan Chase & Co.	806,563	68,259,427
Kearny Financial Corp.	29,323	447,176
KeyCorp	245,546	4,412,462
Lakeland Financial Corp.	5,550	246,531
LegacyTexas Financial Group, Inc.	8,700	359,484
LendingTree, Inc. *	2,444	273,484
M&T Bank Corp.	35,266	5,733,194
MainSource Financial Group, Inc.	5,535	181,880
MB Financial, Inc.	13,857	617,052
Merchants Bancshares, Inc.	3,650	186,150
Meridian Bancorp, Inc.	10,660	200,941
Meta Financial Group, Inc.	1,939	170,341
MGIC Investment Corp. *	102,800	1,094,820
MutualFirst Financial, Inc.	2,000	62,500
National Bank Holdings Corp., Class A	12,800	416,000
Nationstar Mortgage Holdings, Inc. *	10,200	185,028
NBT Bancorp, Inc.	11,500	468,510
New York Community Bancorp, Inc.	114,285	1,735,989
Northfield Bancorp, Inc.	15,765	284,558
Northrim BanCorp, Inc.	4,281	120,938
Northwest Bancshares, Inc.	19,350	330,304
OceanFirst Financial Corp.	7,150	203,132
Ocwen Financial Corp. *	18,620	98,127
OFG Bancorp	8,163	108,160
Old National Bancorp	29,600	525,400
Oritani Financial Corp.	6,000	104,100
Pacific Premier Bancorp, Inc. *	14,000	550,900
PacWest Bancorp	31,433	1,741,388
Park National Corp.	4,845	536,778
People's United Financial, Inc.	79,087	1,482,881
Peoples Financial Corp. *	3,000	45,750
PHH Corp. *	22,086	322,014
Pinnacle Financial Partners, Inc.	9,466	632,802
Popular, Inc.	25,720	1,142,740
Premier Financial Bancorp, Inc.	2,909	53,293
PrivateBancorp, Inc.	21,000	1,147,860
Prosperity Bancshares, Inc.	17,300	1,256,499
Provident Financial Holdings, Inc.	4,350	80,606
Provident Financial Services, Inc.	14,017	371,030
Radian Group, Inc.	51,000	938,400
Regions Financial Corp.	273,873	3,946,510
Renasant Corp.	8,910	354,618
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	6,521	225,953
S&T Bancorp, Inc.	12,400	466,488
Sandy Spring Bancorp, Inc.	5,900	241,723
Seacoast Banking Corp. of Florida *	17,436	379,756
ServisFirst Bancshares, Inc.	17,000	680,680
Shore Bancshares, Inc.	1,250	20,113
Signature Bank *	11,500	1,811,480
Simmons First National Corp., Class A	11,900	715,785
South State Corp.	5,584	499,210
Southside Bancshares, Inc.	5,226	178,520
Southwest Bancorp, Inc.	7,800	216,060
State Bank Financial Corp.	6,200	163,928
Sterling Bancorp	28,685	684,137
Stock Yards Bancorp, Inc.	5,505	246,624
Suffolk Bancorp	4,600	190,532
Sun Bancorp, Inc.	3,863	96,575
SunTrust Banks, Inc.	106,857	6,071,615
SVB Financial Group *	11,800	2,032,314
Synovus Financial Corp.	28,042	1,168,791
TCF Financial Corp.	32,100	556,935
Texas Capital Bancshares, Inc. *	10,689	881,842
TFS Financial Corp.	21,200	370,788
The First of Long Island Corp.	9,000	243,900
The PNC Financial Services Group, Inc.	109,242	13,159,291
Timberland Bancorp, Inc.	2,000	41,820
Tompkins Financial Corp.	4,024	364,373
Towne Bank	21,600	695,520
TriCo Bancshares	5,682	209,495
TrustCo Bank Corp.	20,657	173,519
Trustmark Corp.	24,262	815,688
U.S. Bancorp	362,137	19,066,513
UMB Financial Corp.	7,774	599,686
Umpqua Holdings Corp.	51,951	951,223
Union Bankshares Corp.	12,893	473,947
United Bankshares, Inc.	18,200	815,360
United Community Banks, Inc.	11,678	328,502
United Financial Bancorp, Inc.	14,699	265,317
Univest Corp. of Pennsylvania	5,795	163,129
Valley National Bancorp	77,242	935,401
Walker & Dunlop, Inc. *	9,700	304,677
Walter Investment Management Corp. *	41,125	156,275
Washington Federal, Inc.	14,942	490,845
Washington Trust Bancorp, Inc.	3,600	196,200
Webster Financial Corp.	21,963	1,153,497
Wells Fargo & Co.	1,018,513	57,372,837
WesBanco, Inc.	14,156	587,474
Westamerica Bancorp	5,200	295,100
Western Alliance Bancorp *	26,200	1,293,756
Wintrust Financial Corp.	8,900	637,240
WSFS Financial Corp.	6,000	271,800
Yadkin Financial Corp.	9,200	294,400
Zions Bancorp	42,725	1,802,568
		378,247,745

Capital Goods 7.7%
3M Co.	136,157	23,802,967
A.O. Smith Corp.	35,000	1,706,250
AAON, Inc.	10,279	348,972
AAR Corp.	8,400	268,716
Actuant Corp	10,280	268,822
Acuity Brands, Inc.	10,100	2,093,023
Advanced Drainage Systems, Inc.	7,807	188,149
AECOM *	31,725	1,171,604
Aegion Corp. *	17,800	414,028
Aerojet Rocketdyne Holdings, Inc. *	11,600	210,076
Aerovironment, Inc. *	4,200	109,998
AGCO Corp.	15,462	971,014
Air Lease Corp.	17,400	633,012

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aircastle Ltd.	14,100	314,430
Alamo Group, Inc.	2,500	189,075
Albany International Corp., Class A	6,718	318,769
Allegion plc	21,033	1,381,237
Allison Transmission Holdings, Inc.	38,555	1,348,654
Altra Industrial Motion Corp.	4,300	160,390
American Railcar Industries, Inc.	4,500	200,430
American Woodmark Corp. *	4,000	284,800
AMETEK, Inc.	50,659	2,588,675
Apogee Enterprises, Inc.	6,600	376,728
Applied Industrial Technologies, Inc.	6,525	394,436
Arconic, Inc.	97,499	2,222,002
Argan, Inc.	2,852	210,335
Armstrong Flooring, Inc. *	4,247	89,314
Armstrong World Industries, Inc. *	8,495	339,375
Astec Industries, Inc.	5,700	398,886
Astronics Corp. *	2,932	96,199
AZZ, Inc.	10,000	595,500
B/E Aerospace, Inc.	22,900	1,407,663
Babcock & Wilcox Enterprises, Inc. *	8,700	144,768
Barnes Group, Inc.	11,200	539,056
Beacon Roofing Supply, Inc. *	16,100	704,697
BMC Stock Holdings, Inc. *	23,915	447,210
Briggs & Stratton Corp.	11,400	246,924
Builders FirstSource, Inc. *	17,100	183,996
BWX Technologies, Inc.	24,900	1,033,101
Carlisle Cos., Inc.	15,000	1,636,650
Caterpillar, Inc.	131,369	12,566,759
Chart Industries, Inc. *	4,400	170,676
Chicago Bridge & Iron Co., N.V.	25,800	856,818
CIRCOR International, Inc.	3,750	233,550
CLARCOR, Inc.	14,800	1,225,588
Colfax Corp. *	26,100	1,017,900
Columbus McKinnon Corp.	4,300	118,207
Comfort Systems USA, Inc.	7,700	260,645
Continental Building Products, Inc. *	8,721	202,763
Crane Co.	13,000	936,520
Cubic Corp.	4,500	213,975
Cummins, Inc.	36,500	5,365,865
Curtiss-Wright Corp.	9,100	892,346
Deere & Co.	63,754	6,824,866
DigitalGlobe, Inc. *	12,322	345,632
DMC Global, Inc.	6,800	108,460
Donaldson Co., Inc.	36,200	1,529,450
Douglas Dynamics, Inc.	4,907	165,857
Dover Corp.	38,161	2,967,018
Ducommun, Inc. *	3,200	94,816
DXP Enterprises, Inc. *	1,700	64,294
Dycom Industries, Inc. *	8,600	693,676
Eaton Corp. plc	99,177	7,019,748
EMCOR Group, Inc.	12,700	885,063
Emerson Electric Co.	144,670	8,486,342
Encore Wire Corp.	4,600	194,350
EnerSys	7,500	584,625
Engility Holdings, Inc. *	4,116	120,722
EnPro Industries, Inc.	4,900	332,759
ESCO Technologies, Inc.	3,900	226,980
Esterline Technologies Corp. *	5,900	505,335
Fastenal Co.	63,432	3,151,302
Federal Signal Corp.	12,800	198,912
Flowserve Corp.	27,700	1,361,732
Fluor Corp.	35,719	1,982,404
Fortive Corp.	65,987	3,649,741
Fortune Brands Home & Security, Inc.	35,900	1,979,167
Franklin Electric Co., Inc.	9,700	391,395
FreightCar America, Inc.	2,500	36,125
FuelCell Energy, Inc. *(c)	43,250	64,875
GATX Corp.	8,900	514,598
Generac Holdings, Inc. *	12,500	503,250
Security	Number of Shares	Value ($)
General Cable Corp.	6,700	136,010
General Dynamics Corp.	63,800	11,552,904
General Electric Co.	1,986,100	58,987,170
Gibraltar Industries, Inc. *	6,300	276,570
Global Brass & Copper Holdings, Inc.	8,800	291,720
Graco, Inc.	10,812	968,647
Granite Construction, Inc.	8,150	457,459
Great Lakes Dredge & Dock Corp. *	11,600	60,320
Griffon Corp.	15,100	384,295
H&E Equipment Services, Inc.	6,800	175,848
Hardinge, Inc.	4,800	50,880
Harsco Corp. *	36,200	483,270
HD Supply Holdings, Inc. *	51,900	2,195,370
HEICO Corp.	5,175	398,216
HEICO Corp., Class A	6,000	397,800
Herc Holdings, Inc. *	5,820	289,079
Hexcel Corp.	21,200	1,088,620
Hillenbrand, Inc.	17,800	650,590
Honeywell International, Inc.	171,080	20,242,186
Hubbell, Inc.	11,300	1,379,504
Huntington Ingalls Industries, Inc.	10,672	2,069,941
Hyster-Yale Materials Handling, Inc.	2,300	141,496
IDEX Corp.	19,025	1,715,294
IES Holdings, Inc. *	5,105	99,548
Illinois Tool Works, Inc.	71,500	9,094,800
Ingersoll-Rand plc	61,300	4,864,155
ITT, Inc.	19,300	788,791
Jacobs Engineering Group, Inc. *	26,500	1,551,575
John Bean Technologies Corp.	4,983	430,282
Johnson Controls International plc	211,321	9,293,898
Joy Global, Inc.	26,550	746,586
Kadant, Inc.	3,001	184,862
Kaman Corp.	5,700	288,021
KBR, Inc.	24,000	408,240
Kennametal, Inc.	14,700	525,378
KLX, Inc. *	15,600	764,244
Kratos Defense & Security Solutions, Inc. *	49,080	404,419
L.B. Foster Co., Class A	1,400	21,000
L3 Technologies, Inc.	16,200	2,570,778
Lawson Products, Inc. *	5,500	142,175
Layne Christensen Co. *	4,500	46,935
Lennox International, Inc.	8,449	1,324,888
Lincoln Electric Holdings, Inc.	13,600	1,133,832
Lindsay Corp.	3,100	233,554
Lockheed Martin Corp.	56,635	14,234,075
Lydall, Inc. *	5,500	335,500
Manitowoc Foodservice, Inc. *	23,200	444,976
Masco Corp.	77,500	2,553,625
Masonite International Corp. *	8,700	579,420
MasTec, Inc. *	15,750	586,687
Mercury Systems, Inc. *	7,800	263,016
Meritor, Inc. *	22,600	326,118
Moog, Inc., Class A *	7,587	499,756
MRC Global, Inc. *	15,600	320,580
MSC Industrial Direct Co., Inc., Class A	12,000	1,225,800
Mueller Industries, Inc.	11,800	475,068
Mueller Water Products, Inc., Class A	55,039	740,825
MYR Group, Inc. *	8,500	326,995
National Presto Industries, Inc.	2,900	308,560
Navistar International Corp. *	11,600	316,332
NCI Building Systems, Inc. *	14,480	231,680
NN, Inc.	16,700	323,145
Nordson Corp.	11,599	1,316,834
Northrop Grumman Corp.	39,759	9,107,992
NOW, Inc. *	18,205	387,038
Omega Flex, Inc.	700	33,201
Orbital ATK, Inc.	14,394	1,251,558
Oshkosh Corp.	14,300	995,709
Owens Corning	26,800	1,480,700

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PACCAR, Inc.	79,022	5,318,971
Parker-Hannifin Corp.	29,300	4,310,909
Patrick Industries, Inc. *	3,177	259,720
Pentair plc	42,885	2,514,348
PGT Innovations, Inc. *	10,000	115,000
Powell Industries, Inc.	2,800	107,744
Preformed Line Products Co.	1,000	54,600
Primoris Services Corp.	6,900	171,258
Proto Labs, Inc. *	4,800	252,000
Quanex Building Products Corp.	6,125	120,969
Quanta Services, Inc. *	38,271	1,373,546
Raven Industries, Inc.	5,600	140,280
Raytheon Co.	65,777	9,482,412
RBC Bearings, Inc. *	6,000	555,780
Regal Beloit Corp.	13,600	987,360
Rexnord Corp. *	29,900	660,491
Rockwell Automation, Inc.	28,431	4,207,504
Rockwell Collins, Inc.	27,200	2,468,672
Roper Technologies, Inc.	22,359	4,289,574
Rush Enterprises, Inc., Class A *	8,200	268,550
Sensata Technologies Holding N.V. *	34,800	1,459,860
Simpson Manufacturing Co., Inc.	6,200	269,824
Snap-on, Inc.	12,280	2,229,188
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,867,555
SPX Corp. *	7,110	177,394
SPX FLOW, Inc. *	7,110	248,068
Standex International Corp.	3,000	261,600
Stanley Black & Decker, Inc.	34,913	4,329,212
Sun Hydraulics Corp.	5,600	219,408
TASER International, Inc. *	11,800	294,764
Teledyne Technologies, Inc. *	6,757	830,233
Tennant Co.	4,200	290,850
Terex Corp.	18,400	585,120
Textainer Group Holdings Ltd.	9,500	136,800
Textron, Inc.	56,100	2,657,457
The Boeing Co.	128,136	20,939,985
The Gorman-Rupp Co.	5,141	166,877
The Greenbrier Cos., Inc.	5,800	253,750
The KEYW Holding Corp. *	8,400	84,084
The Manitowoc Co., Inc. *	23,200	158,456
The Middleby Corp. *	11,500	1,543,070
The Timken Co.	19,300	856,920
The Toro Co.	21,200	1,249,316
Thermon Group Holdings, Inc. *	9,500	197,220
Titan International, Inc.	30,625	407,006
Titan Machinery, Inc. *	3,600	49,716
TransDigm Group, Inc.	11,800	2,553,520
Trex Co., Inc. *	5,400	365,742
TriMas Corp. *	9,293	197,941
Trinity Industries, Inc.	38,000	1,046,520
Triton International Ltd.	6,000	146,040
Triumph Group, Inc.	8,100	216,675
Tutor Perini Corp. *	7,100	211,580
United Rentals, Inc. *	18,900	2,391,039
United Technologies Corp.	173,998	19,082,361
Univar, Inc. *	16,100	480,102
Universal Forest Products, Inc.	4,600	467,866
USG Corp. *	28,300	865,697
Valmont Industries, Inc.	6,100	878,400
Vectrus, Inc. *	1,938	43,683
Veritiv Corp. *	1,466	82,169
Vicor Corp. *	9,900	151,470
W.W. Grainger, Inc.	12,100	3,056,097
Wabash National Corp.	11,200	197,680
WABCO Holdings, Inc. *	10,233	1,115,704
Wabtec Corp.	19,456	1,685,668
Watsco, Inc.	6,800	1,038,632
Watts Water Technologies, Inc., Class A	7,800	514,800
Wesco Aircraft Holdings, Inc. *	13,500	204,525
Security	Number of Shares	Value ($)
WESCO International, Inc. *	8,100	572,670
Woodward, Inc.	10,500	731,220
Xylem, Inc.	41,800	2,061,158
		416,843,757

Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	13,900	561,421
Acacia Research Corp. *	15,600	91,260
ACCO Brands Corp. *	42,001	535,513
ARC Document Solutions, Inc. *	7,000	32,970
Brady Corp., Class A	15,400	559,790
Casella Waste Systems, Inc., Class A *	13,300	153,748
CDI Corp. *	5,500	47,300
CEB, Inc.	5,500	420,475
Cintas Corp.	19,650	2,281,562
Clean Harbors, Inc. *	10,900	604,950
CompX International, Inc.	2,000	29,200
Copart, Inc. *	27,218	1,544,349
Covanta Holding Corp.	26,400	425,040
CRA International, Inc.	4,200	139,566
Deluxe Corp.	12,100	881,485
Ennis, Inc.	6,500	109,850
Equifax, Inc.	26,116	3,062,884
Essendant, Inc.	5,800	121,162
Exponent, Inc.	6,600	383,130
FTI Consulting, Inc. *	11,500	484,610
G&K Services, Inc., Class A	4,100	393,846
GP Strategies Corp. *	1,500	38,550
Healthcare Services Group, Inc.	20,256	805,176
Heidrick & Struggles International, Inc.	5,000	111,750
Herman Miller, Inc.	8,700	271,440
HNI Corp.	12,700	640,207
Huron Consulting Group, Inc. *	5,000	226,500
ICF International, Inc. *	6,500	338,000
IHS Markit Ltd. *	78,260	3,087,357
InnerWorkings, Inc. *	7,400	71,114
Insperity, Inc.	6,800	486,200
Interface, Inc.	24,700	449,540
KAR Auction Services, Inc.	29,400	1,339,170
Kelly Services, Inc., Class A	5,700	127,623
Kforce, Inc.	7,105	163,415
Kimball International, Inc., Class B	9,100	152,243
Knoll, Inc.	7,000	182,770
Korn/Ferry International	6,600	191,730
LSC Communications, Inc.	4,579	120,061
ManpowerGroup, Inc.	14,537	1,387,702
Mastech Digital, Inc. *	675	4,536
Matthews International Corp., Class A	5,300	357,485
McGrath RentCorp	4,600	176,088
Mistras Group, Inc. *	4,000	92,320
Mobile Mini, Inc.	14,700	478,485
MSA Safety, Inc.	8,700	620,745
Multi-Color Corp.	4,625	357,050
Navigant Consulting, Inc. *	14,000	345,800
Nielsen Holdings plc	75,100	3,072,341
NL Industries, Inc. *	7,800	46,800
On Assignment, Inc. *	12,700	575,056
Pitney Bowes, Inc.	35,500	565,160
Quad Graphics, Inc.	9,800	256,662
Republic Services, Inc.	47,845	2,745,346
Resources Connection, Inc.	11,300	188,710
Robert Half International, Inc.	26,900	1,265,914
Rollins, Inc.	21,927	773,146
RPX Corp. *	10,300	111,858
RR Donnelley & Sons Co.	12,212	209,436
Steelcase, Inc., Class A	11,500	193,200
Stericycle, Inc. *	19,900	1,535,086
Team, Inc. *	4,548	152,813

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	573,825
The Advisory Board Co. *	13,800	627,900
The Brink's Co.	7,100	315,950
The Dun & Bradstreet Corp.	7,840	961,341
TransUnion *	16,900	532,857
TRC Cos., Inc. *	3,350	31,155
TriNet Group, Inc. *	11,600	294,988
TrueBlue, Inc. *	10,100	249,975
UniFirst Corp.	3,700	473,230
US Ecology, Inc.	3,500	179,375
Verisk Analytics, Inc. *	36,600	3,024,624
Viad Corp.	3,625	158,956
Virco Manufacturing Corp. *	1,170	5,148
WageWorks, Inc. *	11,900	858,585
Waste Management, Inc.	90,110	6,262,645
West Corp.	11,812	286,677
		52,015,927

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *(c)	12,400	264,120
Arctic Cat, Inc. *	2,400	45,120
AV Homes, Inc. *	6,500	114,725
Beazer Homes USA, Inc. *	10,835	154,507
Brunswick Corp.	18,400	1,101,424
CalAtlantic Group, Inc.	12,527	436,817
Callaway Golf Co.	31,065	351,966
Carter's, Inc.	9,400	787,250
Cavco Industries, Inc. *	1,610	158,183
Coach, Inc.	66,208	2,472,869
Columbia Sportswear Co.	6,900	375,153
Crocs, Inc. *	15,000	109,500
CSS Industries, Inc.	4,800	118,176
D.R. Horton, Inc.	74,190	2,219,023
Deckers Outdoor Corp. *	7,500	432,000
Ethan Allen Interiors, Inc.	10,200	296,820
Flexsteel Industries, Inc.	1,900	96,634
Foamex International, Inc. *(b)(f)	2,278	—
Fossil Group, Inc. *	7,662	195,917
G-III Apparel Group Ltd. *	11,300	296,738
Garmin Ltd.	22,300	1,076,867
GoPro, Inc., Class A *(c)	49,800	535,350
Hanesbrands, Inc.	89,688	2,126,502
Harman International Industries, Inc.	17,000	1,889,720
Hasbro, Inc.	25,100	2,071,001
Helen of Troy Ltd. *	5,000	466,500
Hovnanian Enterprises, Inc., Class A *	50,500	119,685
Iconix Brand Group, Inc. *	9,600	98,784
Installed Building Products, Inc. *	4,326	176,933
iRobot Corp. *	7,300	442,088
JAKKS Pacific, Inc. *	7,500	38,250
Kate Spade & Co. *	27,500	509,025
KB Home	19,700	322,686
La-Z-Boy, Inc.	7,500	214,500
Leggett & Platt, Inc.	33,800	1,612,936
Lennar Corp., Class A	49,752	2,221,427
Libbey, Inc.	7,232	123,740
lululemon Athletica, Inc. *	23,957	1,617,337
M.D.C. Holdings, Inc.	9,453	255,609
M/I Homes, Inc. *	3,000	75,420
Marine Products Corp.	405	4,621
Mattel, Inc.	76,700	2,010,307
Meritage Homes Corp. *	15,000	551,250
Michael Kors Holdings Ltd. *	38,700	1,656,747
Mohawk Industries, Inc. *	14,919	3,220,117
Movado Group, Inc.	5,800	157,470
NACCO Industries, Inc., Class A	1,900	140,125
Nautilus, Inc. *	9,825	170,464
Newell Brands, Inc.	108,101	5,116,420
Security	Number of Shares	Value ($)
NIKE, Inc., Class B	301,390	15,943,531
Nova Lifestyle, Inc. *	57,200	98,956
NVR, Inc. *	700	1,300,600
Oxford Industries, Inc.	2,500	137,550
Perry Ellis International, Inc. *	5,500	129,745
Polaris Industries, Inc. (c)	16,081	1,351,930
PulteGroup, Inc.	68,976	1,483,674
PVH Corp.	16,411	1,539,516
Ralph Lauren Corp.	12,400	1,096,532
Sequential Brands Group, Inc. *(c)	18,160	84,081
Skechers U.S.A., Inc., Class A *	25,800	648,096
Skyline Corp. *	2,600	27,222
Steven Madden Ltd. *	14,112	496,742
Sturm, Ruger & Co., Inc. (c)	2,700	142,425
Superior Uniform Group, Inc.	3,200	54,464
Taylor Morrison Home Corp., Class A *	9,876	191,594
Tempur Sealy International, Inc. *(c)	13,900	597,700
Toll Brothers, Inc. *	31,200	978,432
TopBuild Corp. *	7,688	285,302
TRI Pointe Group, Inc. *	25,000	306,750
Tupperware Brands Corp.	9,700	585,492
Under Armour, Inc., Class A *(c)	37,400	803,726
Under Armour, Inc., Class C *	37,665	723,921
Universal Electronics, Inc. *	5,200	309,400
Vera Bradley, Inc. *	11,000	126,060
VF Corp.	71,900	3,701,412
Vista Outdoor, Inc. *	17,574	506,307
Vuzix Corp. *(c)	7,800	47,970
Whirlpool Corp.	17,614	3,080,512
Wolverine World Wide, Inc.	27,500	645,975
		76,474,440

Consumer Services 2.1%
American Public Education, Inc. *	5,600	136,080
Apollo Education Group, Inc. *	16,450	164,335
Aramark	54,200	1,834,128
Ascent Capital Group, Inc., Class A *	3,116	48,267
Belmond Ltd., Class A *	12,600	174,510
Biglari Holdings, Inc. *	279	123,653
BJ's Restaurants, Inc. *	7,300	259,515
Bloomin' Brands, Inc.	20,900	357,599
Bob Evans Farms, Inc.	4,200	237,006
Boyd Gaming Corp. *	21,300	432,816
Bridgepoint Education, Inc. *	13,700	145,768
Bright Horizons Family Solutions, Inc. *	13,712	971,632
Brinker International, Inc.	12,650	562,925
Buffalo Wild Wings, Inc. *	4,800	724,800
Caesars Entertainment Corp. *(c)	41,600	372,320
Career Education Corp. *	25,114	245,364
Carnival Corp.	95,439	5,285,412
Chipotle Mexican Grill, Inc. *	6,879	2,899,086
Choice Hotels International, Inc.	12,200	677,100
Churchill Downs, Inc.	2,900	415,715
Chuy's Holdings, Inc. *	6,760	198,744
ClubCorp Holdings, Inc.	38,442	634,293
Cracker Barrel Old Country Store, Inc. (c)	5,146	813,377
Darden Restaurants, Inc.	28,900	2,117,792
Dave & Buster's Entertainment, Inc. *	12,600	686,196
Denny's Corp. *	21,100	256,787
DeVry Education Group, Inc.	9,400	314,900
DineEquity, Inc.	3,000	205,740
Domino's Pizza, Inc.	12,200	2,129,388
Dover Motorsports, Inc.	1,400	3,150
Drive Shack, Inc.	20,583	85,214
Dunkin' Brands Group, Inc.	21,600	1,120,392
Eldorado Resorts, Inc. *	5,800	89,900
Extended Stay America, Inc.	13,200	213,972
Fiesta Restaurant Group, Inc. *	4,300	113,090

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Golden Entertainment, Inc.	3,400	37,468
Graham Holdings Co., Class B	900	467,595
Grand Canyon Education, Inc. *	14,900	878,802
H&R Block, Inc.	54,700	1,173,862
Hilton Grand Vacations, Inc. *	12,024	352,664
Hilton Worldwide Holdings, Inc.	40,082	2,307,922
Houghton Mifflin Harcourt Co. *	19,600	221,480
Hyatt Hotels Corp., Class A *	9,600	525,216
ILG, Inc.	25,089	475,436
International Speedway Corp., Class A	6,445	236,209
Isle of Capri Casinos, Inc. *	11,800	280,958
J Alexander's Holdings, Inc. *	2,846	28,460
Jack in the Box, Inc.	7,000	755,440
K12, Inc. *	12,100	241,153
La Quinta Holdings, Inc. *	15,800	223,254
Las Vegas Sands Corp.	80,700	4,243,206
LifeLock, Inc. *	11,000	263,560
Luby's, Inc. *	6,900	25,323
Marriott International, Inc., Class A	69,392	5,870,563
Marriott Vacations Worldwide Corp.	4,080	352,838
McDonald's Corp.	188,040	23,048,063
MGM Resorts International *	106,500	3,067,200
Monarch Casino & Resort, Inc. *	8,000	190,080
Norwegian Cruise Line Holdings Ltd. *	38,400	1,804,800
Panera Bread Co., Class A *	5,600	1,170,736
Papa John's International, Inc.	6,800	579,496
Penn National Gaming, Inc. *	17,000	234,260
Pinnacle Entertainment, Inc. *	9,800	150,920
Popeyes Louisiana Kitchen, Inc. *	6,600	417,054
Red Robin Gourmet Burgers, Inc. *	2,300	109,365
Regis Corp. *	17,300	240,816
Royal Caribbean Cruises Ltd.	38,400	3,595,392
Ruby Tuesday, Inc. *	33,713	66,077
Scientific Games Corp., Class A *	10,900	185,300
SeaWorld Entertainment, Inc.	28,211	510,901
Service Corp. International	44,900	1,307,937
ServiceMaster Global Holdings, Inc. *	30,000	1,109,400
Six Flags Entertainment Corp.	20,000	1,191,600
Sonic Corp.	12,868	320,413
Sotheby's *	11,338	450,232
Speedway Motorsports, Inc.	6,700	143,983
Starbucks Corp.	325,594	17,979,301
Strayer Education, Inc. *	4,300	348,300
Texas Roadhouse, Inc.	16,100	750,904
The Cheesecake Factory, Inc.	7,087	427,063
The Wendy's Co.	50,775	686,986
Vail Resorts, Inc.	9,100	1,561,014
Weight Watchers International, Inc. *(c)	6,500	80,925
Wyndham Worldwide Corp.	23,044	1,821,859
Wynn Resorts Ltd.	15,600	1,582,308
Yum! Brands, Inc.	79,700	5,222,741
		114,367,801

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	11,217	1,709,022
AG Mortgage Investment Trust, Inc.	12,000	210,240
AGNC Investment Corp.	88,000	1,642,960
Ally Financial, Inc.	103,500	2,185,920
Altisource Residential Corp.	10,789	130,978
American Express Co.	171,903	13,129,951
Ameriprise Financial, Inc.	35,830	4,022,634
Annaly Capital Management, Inc.	247,253	2,526,926
Anworth Mortgage Asset Corp.	24,200	124,146
Apollo Commercial Real Estate Finance, Inc.	16,786	292,244
Arlington Asset Investment Corp., Class A	6,941	103,907
ARMOUR Residential REIT, Inc.	7,625	160,278
Security	Number of Shares	Value ($)
Artisan Partners Asset Management, Inc., Class A	5,500	159,225
Associated Capital Group, Inc., Class A	3,400	119,680
Asta Funding, Inc. *	6,000	61,200
Atlanticus Holdings Corp. *	4,629	13,146
Bats Global Markets, Inc.	6,551	232,233
Berkshire Hathaway, Inc., Class B *	428,102	70,268,662
BGC Partners, Inc., Class A	61,300	678,591
BlackRock, Inc.	26,532	9,922,437
Blackstone Mortgage Trust, Inc., Class A	18,102	551,930
Calamos Asset Management, Inc., Class A	5,000	42,100
Capital One Financial Corp.	109,257	9,547,969
Capstead Mortgage Corp.	21,740	231,966
CBOE Holdings, Inc.	20,800	1,656,096
Chimera Investment Corp.	33,940	598,362
CIM Commercial Trust Corp.	9,700	149,865
CME Group, Inc.	77,050	9,329,214
Cohen & Steers, Inc.	5,400	188,406
Cowen Group, Inc., Class A *	2,972	44,580
Credit Acceptance Corp. *(c)	3,400	697,952
CYS Investments, Inc.	25,500	193,035
Discover Financial Services	88,507	6,131,765
Donnelley Financial Solutions, Inc. *	4,579	110,262
Dynex Capital, Inc.	21,998	146,947
E*TRADE Financial Corp. *	59,698	2,235,690
Eaton Vance Corp.	22,700	951,811
Encore Capital Group, Inc. *	5,600	173,320
Enova International, Inc. *	6,313	89,013
Evercore Partners, Inc., Class A	12,300	952,635
EZCORP, Inc., Class A *	20,600	203,940
FactSet Research Systems, Inc.	9,650	1,669,932
Federated Investors, Inc., Class B	14,650	381,047
Financial Engines, Inc.	21,200	817,260
FirstCash, Inc.	13,896	593,359
FNFV Group *	16,478	214,214
Franklin Resources, Inc.	74,800	2,972,552
GAMCO Investors, Inc., Class A	3,400	99,280
Green Dot Corp., Class A *	20,749	556,073
Greenhill & Co., Inc.	4,500	132,975
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	237,640
Interactive Brokers Group, Inc., Class A	13,600	507,824
Intercontinental Exchange, Inc.	130,730	7,629,403
INTL. FCStone, Inc. *	4,437	163,637
Invesco Ltd.	88,200	2,550,744
Invesco Mortgage Capital, Inc.	22,300	324,911
Investment Technology Group, Inc.	8,050	161,966
Janus Capital Group, Inc.	26,200	327,500
KCG Holdings, Inc., Class A *	15,533	216,996
Lazard Ltd., Class A	28,600	1,214,928
Legg Mason, Inc.	17,550	556,160
LendingClub Corp. *	93,500	576,895
Leucadia National Corp.	72,450	1,727,932
LPL Financial Holdings, Inc.	22,300	876,390
MarketAxess Holdings, Inc.	8,900	1,666,525
MFA Financial, Inc.	93,700	739,293
Moody's Corp.	37,800	3,918,726
Morgan Stanley	326,725	13,882,545
Morningstar, Inc.	5,500	418,825
MSCI, Inc.	20,000	1,655,000
MTGE Investment Corp.	14,600	232,140
Nasdaq, Inc.	26,100	1,841,094
Navient Corp.	72,000	1,082,880
Nelnet, Inc., Class A	6,400	313,792
New Residential Investment Corp.	71,750	1,087,013
New York Mortgage Trust, Inc.	18,600	119,226
NewStar Financial, Inc. *	13,500	119,880
Northern Trust Corp.	50,100	4,156,296
OneMain Holdings, Inc. *	10,500	234,990

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	14,400	244,080
PICO Holdings, Inc. *	3,700	52,725
Piper Jaffray Cos. *	3,950	278,475
PRA Group, Inc. *	9,800	390,040
Raymond James Financial, Inc.	30,750	2,304,097
Redwood Trust, Inc.	19,700	305,350
Resource Capital Corp.	37,950	311,949
S&P Global, Inc.	56,461	6,785,483
Santander Consumer USA Holdings, Inc. *	43,700	577,714
SEI Investments Co.	31,100	1,508,661
SLM Corp. *	93,396	1,109,544
Starwood Property Trust, Inc.	50,873	1,132,433
State Street Corp.	83,260	6,344,412
Stifel Financial Corp. *	11,785	593,139
Synchrony Financial	169,113	6,057,628
T. Rowe Price Group, Inc.	53,900	3,635,016
TD Ameritrade Holding Corp.	56,600	2,612,090
The Bank of New York Mellon Corp.	233,918	10,463,152
The Charles Schwab Corp. (a)	269,570	11,117,067
The Goldman Sachs Group, Inc.	82,055	18,816,853
Two Harbors Investment Corp.	107,000	938,390
Virtus Investment Partners, Inc.	3,475	378,775
Voya Financial, Inc.	45,389	1,825,546
Waddell & Reed Financial, Inc., Class A	14,750	266,238
Western Asset Mortgage Capital Corp.	4,607	46,485
Westwood Holdings Group, Inc.	1,785	99,817
WisdomTree Investments, Inc.	20,500	211,150
World Acceptance Corp. *	3,000	147,210
		276,452,600

Energy 6.7%
Abraxas Petroleum Corp. *	36,200	89,414
Adams Resources & Energy, Inc.	2,300	89,125
Alon USA Energy, Inc.	8,700	97,962
Anadarko Petroleum Corp.	122,968	8,549,965
Antero Resources Corp. *	32,800	800,648
Apache Corp.	84,372	5,047,133
Arch Coal, Inc., Class A *	5,800	417,542
Archrock, Inc.	10,720	156,512
Atwood Oceanics, Inc. *	9,500	115,520
Baker Hughes, Inc.	97,965	6,179,632
Bill Barrett Corp. *	38,500	252,175
Bonanza Creek Energy, Inc. *	237,300	555,282
Bristow Group, Inc.	19,700	347,902
Cabot Oil & Gas Corp.	100,400	2,156,592
California Resources Corp. *	23,232	497,629
Callon Petroleum Co. *	61,700	942,776
Carrizo Oil & Gas, Inc. *	13,100	463,216
Centennial Resource Development, Inc., Class A *	13,700	250,299
Cheniere Energy, Inc. *	56,300	2,682,695
Chesapeake Energy Corp. *	172,130	1,110,239
Chevron Corp.	426,823	47,526,741
Cimarex Energy Co.	20,162	2,726,104
Clayton Williams Energy, Inc. *	2,500	363,625
Clean Energy Fuels Corp. *	17,300	44,807
Cloud Peak Energy, Inc. *	8,700	49,503
Comstock Resources, Inc. *(c)	10,160	126,492
Concho Resources, Inc. *	33,231	4,633,731
ConocoPhillips	277,231	13,517,784
CONSOL Energy, Inc.	44,600	755,524
Continental Resources, Inc. *	17,000	825,520
Core Laboratories N.V.	9,800	1,144,934
CVR Energy, Inc.	5,100	113,271
Delek US Holdings, Inc.	10,700	239,680
Denbury Resources, Inc. *	103,025	345,134
Devon Energy Corp.	113,260	5,157,860
Diamond Offshore Drilling, Inc. *	11,400	186,732
Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	19,721	2,074,058
Dril-Quip, Inc. *	12,700	789,940
Energen Corp. *	22,600	1,217,914
Ensco plc, Class A	81,500	889,980
EOG Resources, Inc.	129,148	13,118,854
EP Energy Corp., Class A *(c)	19,147	100,330
EQT Corp.	37,900	2,297,877
Era Group, Inc. *	2,850	44,631
Exterran Corp. *	5,360	166,267
Exxon Mobil Corp.	931,399	78,135,062
Fairmount Santrol Holdings, Inc. *	35,100	439,452
Forum Energy Technologies, Inc. *	11,200	243,040
Frank's International N.V. (c)	14,000	165,760
Geospace Technologies Corp. *	1,800	42,012
Green Plains, Inc.	9,300	209,250
Gulf Island Fabrication, Inc.	4,100	56,990
Gulfport Energy Corp. *	39,003	815,163
Halliburton Co.	198,544	11,231,634
Helix Energy Solutions Group, Inc. *	39,464	334,655
Helmerich & Payne, Inc.	23,717	1,687,702
Hess Corp.	59,400	3,218,292
HollyFrontier Corp.	38,654	1,119,806
Kinder Morgan, Inc.	421,178	9,409,117
Kosmos Energy Ltd. *	75,600	494,424
Laredo Petroleum, Inc. *	40,100	543,355
Marathon Oil Corp.	180,614	3,025,284
Marathon Petroleum Corp.	117,708	5,655,869
Matador Resources Co. *	12,100	318,593
Matrix Service Co. *	8,000	179,200
McDermott International, Inc. *	39,100	316,710
Murphy Oil Corp.	38,000	1,098,580
Nabors Industries Ltd.	70,734	1,149,427
National Oilwell Varco, Inc.	80,822	3,055,880
Natural Gas Services Group, Inc. *	7,500	215,250
Newfield Exploration Co. *	45,100	1,807,608
Newpark Resources, Inc. *	11,500	86,825
Noble Corp. plc	54,955	370,946
Noble Energy, Inc.	94,279	3,748,533
Oasis Petroleum, Inc. *	51,700	731,038
Occidental Petroleum Corp.	173,253	11,741,356
Oceaneering International, Inc.	23,100	643,335
Oil States International, Inc. *	8,600	339,700
ONEOK, Inc.	45,929	2,531,147
Pacific Ethanol, Inc. *	10,200	72,420
Panhandle Oil & Gas, Inc., Class A	6,200	136,400
Parker Drilling Co. *	60,300	153,765
Parsley Energy, Inc., Class A *	37,700	1,327,794
Patterson-UTI Energy, Inc.	28,500	799,140
PBF Energy, Inc., Class A	21,913	508,162
PDC Energy, Inc. *	13,100	968,614
PHI, Inc. — Non Voting Shares *	4,000	63,400
Phillips 66	100,365	8,191,791
Pioneer Energy Services Corp. *	13,100	82,530
Pioneer Natural Resources Co.	39,033	7,034,918
QEP Resources, Inc. *	49,600	865,024
Range Resources Corp.	46,305	1,497,504
Resolute Energy Corp. *	9,680	445,183
REX American Resources Corp. *	4,875	404,771
Rice Energy, Inc. *	43,736	867,285
RigNet, Inc. *	4,141	81,785
Ring Energy, Inc. *	22,800	300,960
Rowan Cos. plc, Class A *	20,500	367,360
RPC, Inc. (c)	16,118	346,859
RSP Permian, Inc. *	26,400	1,123,584
Sanchez Energy Corp. *	8,700	115,362
Schlumberger Ltd.	312,603	26,167,997
SEACOR Holdings, Inc. *	4,850	356,815
SemGroup Corp., Class A	7,000	277,900
SM Energy Co.	22,500	686,475

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Southwestern Energy Co. *	114,975	1,035,925
Spectra Energy Corp.	153,478	6,392,359
Superior Energy Services, Inc. *	26,099	461,169
Synergy Resources Corp. *	63,800	549,318
Targa Resources Corp.	40,000	2,304,800
TechnipFMC plc *	101,764	3,421,306
Tesco Corp. *	7,000	60,200
Tesoro Corp.	28,900	2,336,565
TETRA Technologies, Inc. *	12,100	60,016
The Williams Cos., Inc.	183,083	5,280,114
Transocean Ltd. *	85,400	1,193,038
Unit Corp. *	19,300	501,800
Uranium Energy Corp. *(c)	226,400	364,504
US Silica Holdings, Inc.	15,500	916,670
Valero Energy Corp.	101,280	6,660,173
Weatherford International plc *	195,549	1,018,810
Western Refining, Inc.	19,153	670,547
Westmoreland Coal Co. *	9,600	174,240
Whiting Petroleum Corp. *	62,070	688,356
World Fuel Services Corp.	17,400	773,952
WPX Energy, Inc. *	83,753	1,166,679
		363,694,885

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	8,544	981,706
Costco Wholesale Corp.	98,385	16,130,221
CVS Health Corp.	239,537	18,877,911
Ingles Markets, Inc., Class A	4,200	190,050
Performance Food Group Co. *	10,000	221,500
PriceSmart, Inc.	7,100	601,370
Rite Aid Corp. *	261,480	1,469,518
SpartanNash, Co.	12,540	474,764
Sprouts Farmers Market, Inc. *	35,374	660,432
SUPERVALU, Inc. *	39,532	154,965
Sysco Corp.	113,036	5,929,868
The Andersons, Inc.	3,600	135,900
The Kroger Co.	211,932	7,197,211
U.S. Foods Holding Corp. *	20,100	546,720
United Natural Foods, Inc. *	8,800	402,160
Wal-Mart Stores, Inc.	337,189	22,503,994
Walgreens Boots Alliance, Inc.	189,822	15,554,015
Weis Markets, Inc.	6,900	410,136
Whole Foods Market, Inc.	70,777	2,138,881
		94,581,322

Food, Beverage & Tobacco 4.7%
Alico, Inc.	2,000	53,900
Alliance One International, Inc. *	2,460	40,959
Altria Group, Inc.	441,723	31,441,843
Archer-Daniels-Midland Co.	126,958	5,619,161
B&G Foods, Inc.	15,000	665,250
Blue Buffalo Pet Products, Inc. *	24,900	603,825
Brown-Forman Corp., Class A	10,000	467,800
Brown-Forman Corp., Class B	44,232	2,016,979
Bunge Ltd.	32,100	2,221,641
Cal-Maine Foods, Inc.	5,200	216,840
Calavo Growers, Inc.	4,846	267,984
Campbell Soup Co.	40,100	2,495,423
Coca-Cola Bottling Co. Consolidated	1,248	210,712
ConAgra Brands, Inc.	88,393	3,455,282
Constellation Brands, Inc., Class A	38,969	5,835,998
Darling Ingredients, Inc. *	56,100	673,200
Dean Foods Co.	26,756	531,374
Dr Pepper Snapple Group, Inc.	39,400	3,593,280
Farmer Brothers Co. *	4,500	156,600
Flowers Foods, Inc.	44,605	897,007
Fresh Del Monte Produce, Inc.	7,900	452,275
Security	Number of Shares	Value ($)
General Mills, Inc.	128,638	8,037,302
Hormel Foods Corp.	54,800	1,989,240
Ingredion, Inc.	18,200	2,333,058
J&J Snack Foods Corp.	3,259	415,751
John B. Sanfilippo & Son, Inc.	5,000	328,950
Kellogg Co.	53,400	3,882,714
Lamb Weston Holdings, Inc.	38,264	1,429,543
Lancaster Colony Corp.	5,200	681,460
Landec Corp. *	9,100	114,660
Limoneira Co.	2,900	49,300
McCormick & Co., Inc. — Non Voting Shares	28,200	2,694,510
Mead Johnson Nutrition Co.	43,200	3,043,872
Molson Coors Brewing Co., Class B	39,400	3,802,888
Mondelez International, Inc., Class A	340,624	15,082,831
Monster Beverage Corp. *	95,367	4,062,634
National Beverage Corp.	6,400	321,216
PepsiCo, Inc.	322,758	33,495,825
Philip Morris International, Inc.	349,009	33,550,235
Pilgrim's Pride Corp.	12,466	238,599
Pinnacle Foods, Inc.	30,300	1,611,657
Post Holdings, Inc. *	15,350	1,284,488
Primo Water Corp. *	1,000	12,920
Reynolds American, Inc.	186,106	11,190,554
Rocky Mountain Chocolate Factory, Inc.	3,427	37,560
Sanderson Farms, Inc. (c)	2,850	259,350
Seaboard Corp. *	100	385,000
Snyder's-Lance, Inc.	23,930	918,434
The Boston Beer Co., Inc., Class A *	2,100	322,770
The Coca-Cola Co.	875,414	36,390,960
The Hain Celestial Group, Inc. *	19,412	767,939
The Hershey Co.	31,300	3,301,211
The JM Smucker Co.	25,391	3,449,367
The Kraft Heinz Co.	132,804	11,858,069
The WhiteWave Foods Co. *	40,325	2,220,295
Tootsie Roll Industries, Inc. (c)	8,052	301,547
TreeHouse Foods, Inc. *	12,522	950,169
Tyson Foods, Inc., Class A	69,284	4,350,342
Universal Corp.	4,800	326,400
Vector Group Ltd.	29,262	645,520
		258,056,473

Health Care Equipment & Services 5.2%
Abaxis, Inc.	5,600	285,348
Abbott Laboratories	391,712	16,361,810
ABIOMED, Inc. *	10,200	1,084,974
Acadia Healthcare Co., Inc. *	19,600	752,052
Accuray, Inc. *	21,200	121,900
Aceto Corp.	7,900	150,811
Aetna, Inc.	78,285	9,285,384
Air Methods Corp. *	8,700	310,590
Alere, Inc. *	18,541	686,017
Align Technology, Inc. *	16,400	1,503,716
Allscripts Healthcare Solutions, Inc. *	31,560	369,568
Amedisys, Inc. *	10,834	496,414
AmerisourceBergen Corp.	39,596	3,455,939
AMN Healthcare Services, Inc. *	11,210	401,879
Analogic Corp.	6,000	465,900
Anika Therapeutics, Inc. *	4,606	232,787
Antares Pharma, Inc. *	28,100	61,820
Anthem, Inc.	60,023	9,251,945
athenahealth, Inc. *	7,800	982,722
AtriCure, Inc. *	13,800	224,526
Atrion Corp.	616	300,978
Baxter International, Inc.	113,006	5,414,117
Becton, Dickinson & Co.	48,608	8,617,712
BioScrip, Inc. *	88,272	120,933
Boston Scientific Corp. *	307,167	7,390,438

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brookdale Senior Living, Inc. *	51,725	774,323
C.R. Bard, Inc.	17,160	4,072,583
Cantel Medical Corp.	8,034	621,912
Capital Senior Living Corp. *	8,394	139,928
Cardinal Health, Inc.	74,518	5,585,869
Cardiovascular Systems, Inc. *	5,000	123,500
Centene Corp. *	42,541	2,691,569
Cerner Corp. *	67,900	3,646,909
Chemed Corp.	3,900	647,751
Cigna Corp.	58,351	8,532,083
Community Health Systems, Inc. *	23,796	152,294
Computer Programs & Systems, Inc. (c)	3,600	81,360
CONMED Corp.	7,300	325,507
CorVel Corp. *	2,700	103,545
Cross Country Healthcare, Inc. *	12,500	180,875
CryoLife, Inc. *	9,050	171,950
Cynosure, Inc., Class A *	5,000	267,000
Danaher Corp.	136,919	11,490,243
DaVita, Inc. *	34,300	2,186,625
DENTSPLY SIRONA, Inc.	53,888	3,055,450
DexCom, Inc. *	20,500	1,622,575
Diplomat Pharmacy, Inc. *	9,000	123,660
Edwards Lifesciences Corp. *	46,000	4,427,040
Endologix, Inc. *	13,700	93,982
Envision Healthcare Corp. *	27,392	1,862,656
Express Scripts Holding Co. *	136,852	9,426,366
Five Star Quality Care, Inc. *	14,335	40,855
Glaukos Corp. *	9,400	387,468
Globus Medical, Inc., Class A *	13,900	366,404
Haemonetics Corp. *	16,300	649,718
Halyard Health, Inc. *	8,217	316,108
HCA Holdings, Inc. *	64,300	5,162,004
HealthEquity, Inc. *	8,000	370,000
HealthSouth Corp.	20,600	799,692
HealthStream, Inc. *	6,800	156,128
Henry Schein, Inc. *	17,553	2,806,023
Hill-Rom Holdings, Inc.	10,200	600,474
HMS Holdings Corp. *	31,500	572,040
Hologic, Inc. *	65,812	2,667,360
Humana, Inc.	32,800	6,510,800
ICU Medical, Inc. *	3,350	459,285
IDEXX Laboratories, Inc. *	20,500	2,507,765
Inogen, Inc. *	5,600	360,472
Inovalon Holdings, Inc., Class A *	26,000	300,300
Insulet Corp. *	9,800	407,680
Integer Holdings Corp. *	6,700	217,080
Integra LifeSciences Holdings Corp. *	10,600	442,338
Intuitive Surgical, Inc. *	8,650	5,991,769
Invacare Corp.	6,000	69,000
K2M Group Holdings, Inc. *	12,900	262,128
Kindred Healthcare, Inc.	11,559	76,867
Laboratory Corp. of America Holdings *	22,462	3,014,625
Landauer, Inc.	2,100	107,835
LeMaitre Vascular, Inc.	6,800	154,428
LifePoint Health, Inc. *	9,607	570,175
LivaNova plc *	10,400	500,292
Magellan Health, Inc. *	7,607	570,145
Masimo Corp. *	8,500	625,430
McKesson Corp.	49,303	6,860,512
Medidata Solutions, Inc. *	16,500	817,410
MEDNAX, Inc. *	19,600	1,339,660
Medtronic plc	308,688	23,466,462
Meridian Bioscience, Inc.	10,050	131,655
Merit Medical Systems, Inc. *	10,277	261,036
Molina Healthcare, Inc. *	6,550	371,516
National HealthCare Corp.	4,100	306,885
Natus Medical, Inc. *	7,600	296,780
Neogen Corp *	10,257	677,372
Nevro Corp. *	3,000	261,060
Security	Number of Shares	Value ($)
NuVasive, Inc. *	10,000	707,700
Nuvectra Corp. *	2,233	17,373
NxStage Medical, Inc. *	18,700	503,030
Omnicell, Inc. *	7,400	265,660
OraSure Technologies, Inc. *	42,200	372,204
Orthofix International N.V. *	2,800	100,632
Owens & Minor, Inc.	16,200	581,256
Patterson Cos., Inc.	18,800	782,268
Penumbra, Inc. *	8,300	593,865
PharMerica Corp. *	4,813	119,362
Premier, Inc., Class A *	15,900	506,574
Quality Systems, Inc. *	10,500	157,605
Quest Diagnostics, Inc.	28,720	2,639,942
Quidel Corp. *	5,200	98,696
Quorum Health Corp. *	5,949	52,292
ResMed, Inc.	32,300	2,181,542
RTI Surgical, Inc. *	18,100	58,825
SeaSpine Holdings Corp. *	1,766	12,856
Select Medical Holdings Corp. *	22,600	281,370
STERIS plc	19,400	1,374,102
Stryker Corp.	70,000	8,647,100
Surgical Care Affiliates, Inc. *	6,000	339,000
Surmodics, Inc. *	4,200	101,640
Team Health Holdings, Inc. *	14,000	608,440
Teladoc, Inc. *	14,900	298,000
Teleflex, Inc.	9,600	1,610,208
Tenet Healthcare Corp. *	15,812	278,133
The Cooper Cos., Inc.	11,681	2,156,429
The Ensign Group, Inc.	10,600	215,604
The Providence Service Corp. *	4,800	185,520
The Spectranetics Corp. *	6,700	173,195
Tivity Health, Inc. *	8,100	207,765
Triple-S Management Corp., Class B *	5,300	101,283
U.S. Physical Therapy, Inc.	3,500	245,525
UnitedHealth Group, Inc.	214,281	34,734,950
Universal American Corp. *	20,600	204,764
Universal Health Services, Inc., Class B	18,100	2,038,603
Utah Medical Products, Inc.	2,500	155,500
Varex Imaging Corp. *	8,440	242,650
Varian Medical Systems, Inc. *	21,100	1,638,415
Vascular Solutions, Inc. *	3,824	213,953
VCA, Inc. *	16,800	1,522,080
Veeva Systems, Inc., Class A *	23,700	1,003,221
Vocera Communications, Inc. *	3,700	76,775
WellCare Health Plans, Inc. *	9,659	1,405,771
West Pharmaceutical Services, Inc.	15,800	1,337,154
Wright Medical Group N.V. *	14,965	376,819
Zeltiq Aesthetics, Inc. *	9,601	425,708
Zimmer Biomet Holdings, Inc.	46,400	5,490,512
		281,012,742

Household & Personal Products 1.7%
Avon Products, Inc. *	89,600	525,952
Central Garden & Pet Co., Class A *	8,600	264,708
Church & Dwight Co., Inc.	52,800	2,387,616
Colgate-Palmolive Co.	196,409	12,684,093
Coty, Inc., Class A	115,600	2,219,520
Edgewell Personal Care Co. *	15,533	1,224,622
Energizer Holdings, Inc.	15,933	804,139
Herbalife Ltd. *(c)	11,900	668,780
HRG Group, Inc. *	49,600	834,768
Inter Parfums, Inc.	5,613	191,403
Kimberly-Clark Corp.	79,439	9,622,446
Medifast, Inc.	3,500	147,595
Nu Skin Enterprises, Inc.	9,600	498,048
Nutraceutical International Corp.	5,000	167,500
Oil-Dri Corp. of America	1,600	53,840
Orchids Paper Products Co. (c)	2,500	68,275

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Revlon, Inc., Class A *	5,400	180,630
Spectrum Brands Holdings, Inc.	6,500	867,035
The Clorox Co.	28,700	3,444,000
The Estee Lauder Cos., Inc., Class A	49,100	3,987,411
The Procter & Gamble Co.	602,924	52,816,143
USANA Health Sciences, Inc. *	5,364	334,177
WD-40 Co.	4,600	483,690
		94,476,391

Insurance 3.0%
Aflac, Inc.	93,894	6,571,641
Alleghany Corp. *	3,440	2,103,801
Allied World Assurance Co. Holdings AG	20,400	1,083,852
Ambac Financial Group, Inc. *	13,400	280,328
American Equity Investment Life Holding Co.	12,600	297,360
American Financial Group, Inc.	18,750	1,615,687
American International Group, Inc.	217,815	13,996,792
American National Insurance Co.	2,300	268,157
AMERISAFE, Inc.	4,000	252,200
AmTrust Financial Services, Inc.	25,628	676,323
Aon plc	58,396	6,581,229
Arch Capital Group Ltd. *	27,000	2,385,450
Argo Group International Holdings Ltd.	6,063	387,729
Arthur J. Gallagher & Co.	40,600	2,185,498
Aspen Insurance Holdings Ltd.	10,400	586,560
Assurant, Inc.	14,800	1,437,524
Assured Guaranty Ltd.	31,900	1,241,229
Axis Capital Holdings Ltd.	21,600	1,382,616
Baldwin & Lyons, Inc., Class B	1,950	46,800
Brown & Brown, Inc.	19,300	813,109
Chubb Ltd.	105,168	13,828,540
Cincinnati Financial Corp.	35,450	2,502,061
Citizens, Inc. *(c)	16,000	148,160
CNA Financial Corp.	6,900	287,385
CNO Financial Group, Inc.	39,000	737,490
Crawford & Co., Class B	5,800	70,296
EMC Insurance Group, Inc.	1,800	52,470
Employers Holdings, Inc.	7,500	273,375
Endurance Specialty Holdings Ltd.	13,423	1,244,178
Enstar Group Ltd. *	3,300	639,045
Erie Indemnity Co., Class A	6,300	706,293
Everest Re Group Ltd.	9,900	2,177,307
FBL Financial Group, Inc., Class A	5,190	362,262
Federated National Holding Co.	1,500	27,510
First American Financial Corp.	28,600	1,074,788
FNF Group	63,239	2,236,131
Genworth Financial, Inc., Class A *	117,800	395,808
Greenlight Capital Re Ltd., Class A *	7,400	167,240
Horace Mann Educators Corp.	8,300	343,205
Independence Holding Co.	2,970	59,103
Infinity Property & Casualty Corp.	2,500	217,125
Kemper Corp.	7,700	332,640
Lincoln National Corp.	51,626	3,485,271
Loews Corp.	60,174	2,802,905
Maiden Holdings Ltd.	18,900	335,475
Markel Corp. *	3,203	2,962,775
Marsh & McLennan Cos., Inc.	115,700	7,869,914
MBIA, Inc. *	25,250	257,550
Mercury General Corp.	11,600	733,700
MetLife, Inc.	249,103	13,553,694
National General Holdings Corp.	10,400	254,696
National Western Life Group, Inc., Class A	500	146,575
Old Republic International Corp.	57,622	1,198,538
OneBeacon Insurance Group Ltd., Class A	14,800	240,204
Primerica, Inc.	10,700	807,315
Principal Financial Group, Inc.	55,641	3,176,545
ProAssurance Corp.	12,940	703,936
Security	Number of Shares	Value ($)
Prudential Financial, Inc.	97,572	10,255,793
Reinsurance Group of America, Inc.	12,900	1,618,563
RenaissanceRe Holdings Ltd.	8,532	1,163,082
RLI Corp.	9,200	546,664
Safety Insurance Group, Inc.	3,400	243,780
Selective Insurance Group, Inc.	19,300	804,810
State Auto Financial Corp.	5,500	138,930
Stewart Information Services Corp.	3,600	157,248
The Allstate Corp.	81,467	6,127,133
The Hanover Insurance Group, Inc.	9,400	789,036
The Hartford Financial Services Group, Inc.	83,262	4,055,692
The Navigators Group, Inc.	8,400	471,660
The Progressive Corp.	125,764	4,708,604
The Travelers Cos., Inc.	62,752	7,390,931
Third Point Reinsurance Ltd. *	20,100	230,145
Torchmark Corp.	22,200	1,632,588
United Fire Group, Inc.	5,000	236,000
Universal Insurance Holdings, Inc.	8,700	227,505
Unum Group	52,114	2,367,539
Validus Holdings Ltd.	16,857	960,849
W. R. Berkley Corp.	23,850	1,602,959
White Mountains Insurance Group Ltd.	1,300	1,182,688
Willis Towers Watson plc	28,624	3,581,721
WMIH Corp. *	165,100	255,905
XL Group Ltd.	57,900	2,175,303
		163,530,518

Materials 3.4%
A. Schulman, Inc.	5,300	182,850
AdvanSix, Inc. *	6,431	165,212
Air Products & Chemicals, Inc.	49,400	6,904,144
AK Steel Holding Corp. *	76,627	619,146
Albemarle Corp.	26,503	2,455,238
Alcoa Corp.	41,199	1,501,704
Allegheny Technologies, Inc.	20,092	436,599
American Vanguard Corp.	3,000	51,600
Ampco-Pittsburgh Corp.	4,500	67,725
AptarGroup, Inc.	13,800	1,006,986
Ashland Global Holdings, Inc.	16,523	1,966,733
Avery Dennison Corp.	20,000	1,460,400
Axalta Coating Systems Ltd. *	58,900	1,708,100
Balchem Corp.	9,800	835,352
Ball Corp.	40,000	3,050,400
Bemis Co., Inc.	27,400	1,334,928
Berry Plastics Group, Inc. *	24,600	1,255,338
Boise Cascade Co. *	5,500	136,400
Cabot Corp.	10,900	603,533
Calgon Carbon Corp.	12,500	198,125
Carpenter Technology Corp.	8,300	332,166
Celanese Corp., Series A	30,700	2,591,080
Century Aluminum Co. *	11,600	178,640
CF Industries Holdings, Inc.	47,500	1,676,275
Chase Corp.	5,200	457,600
Chemtura Corp. *	14,000	463,400
Clearwater Paper Corp. *	5,472	344,189
Cliffs Natural Resources, Inc. *	65,500	574,435
Codexis, Inc. *	1,870	8,882
Coeur Mining, Inc. *	46,100	537,065
Commercial Metals Co.	22,800	465,804
Compass Minerals International, Inc.	7,300	610,280
Crown Holdings, Inc. *	33,100	1,793,027
Deltic Timber Corp.	1,500	113,955
Domtar Corp.	10,500	458,745
E.I. du Pont de Nemours & Co.	195,907	14,790,978
Eagle Materials, Inc.	11,543	1,207,167
Eastman Chemical Co.	35,480	2,749,700
Ecolab, Inc.	58,104	6,980,034
Ferro Corp. *	21,000	296,940

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Flotek Industries, Inc. *	13,300	140,581
FMC Corp.	28,000	1,684,480
Freeport-McMoRan, Inc. *	279,318	4,650,645
FutureFuel Corp.	8,300	107,817
GCP Applied Technologies, Inc. *	13,600	366,520
Graphic Packaging Holding Co.	52,900	661,779
Greif, Inc., Class A	11,300	650,654
H.B. Fuller Co.	9,000	444,330
Hawkins, Inc.	2,700	144,855
Haynes International, Inc.	2,500	102,775
Headwaters, Inc. *	12,000	278,040
Hecla Mining Co.	114,500	737,380
Huntsman Corp.	52,800	1,076,592
Ingevity Corp. *	8,661	481,465
Innophos Holdings, Inc.	5,300	257,792
Innospec, Inc.	4,200	299,670
International Flavors & Fragrances, Inc.	18,100	2,121,501
International Paper Co.	89,673	5,075,492
Kaiser Aluminum Corp.	3,600	282,456
KapStone Paper & Packaging Corp.	15,800	378,884
KMG Chemicals, Inc.	1,600	58,976
Koppers Holdings, Inc. *	4,800	194,160
Kraton Corp. *	11,900	319,634
Kronos Worldwide, Inc.	11,720	154,938
Louisiana-Pacific Corp. *	32,900	629,377
LyondellBasell Industries N.V., Class A	73,032	6,811,695
Martin Marietta Materials, Inc.	14,000	3,214,400
Materion Corp.	4,000	157,200
McEwen Mining, Inc.	31,130	122,341
Minerals Technologies, Inc.	6,200	496,930
Monsanto Co.	98,626	10,682,182
Myers Industries, Inc.	8,080	111,504
Neenah Paper, Inc.	4,231	347,577
NewMarket Corp.	1,900	819,223
Newmont Mining Corp.	118,874	4,312,749
Nucor Corp.	71,200	4,136,008
Olin Corp.	41,920	1,098,723
Olympic Steel, Inc.	1,400	31,500
OMNOVA Solutions, Inc. *	10,400	94,640
Owens-Illinois, Inc. *	33,600	635,040
P.H. Glatfelter Co.	7,000	170,870
Packaging Corp. of America	20,100	1,852,818
Platform Specialty Products Corp. *	54,000	655,560
PolyOne Corp.	14,810	505,169
PPG Industries, Inc.	60,300	6,030,603
Praxair, Inc.	63,800	7,556,472
Quaker Chemical Corp.	3,200	411,200
Rayonier Advanced Materials, Inc.	6,960	94,447
Reliance Steel & Aluminum Co.	16,700	1,330,155
Resolute Forest Products, Inc. *	28,000	154,000
Royal Gold, Inc.	16,100	1,161,937
RPM International, Inc.	29,700	1,552,122
Schnitzer Steel Industries, Inc., Class A	3,450	81,592
Schweitzer-Mauduit International, Inc.	10,500	465,465
Sealed Air Corp.	43,300	2,100,050
Sensient Technologies Corp.	13,700	1,051,475
Silgan Holdings, Inc.	6,900	403,719
Sonoco Products Co.	22,600	1,241,870
Steel Dynamics, Inc.	47,300	1,599,213
Stepan Co.	7,500	585,825
Stillwater Mining Co. *	24,633	418,761
Summit Materials, Inc., Class A *	24,591	617,234
SunCoke Energy, Inc. *	15,217	134,214
The Chemours Co.	45,361	1,198,438
The Dow Chemical Co.	250,851	14,958,245
The Mosaic Co.	82,612	2,591,538
The Scotts Miracle-Gro Co.	12,500	1,149,625
The Sherwin-Williams Co.	17,701	5,377,741
The Valspar Corp.	18,000	1,992,060
Security	Number of Shares	Value ($)
TimkenSteel Corp. *	6,550	110,433
Tredegar Corp.	5,100	113,475
Trinseo S.A.	12,500	809,375
Tronox Ltd., Class A	9,800	122,696
United States Steel Corp.	46,000	1,504,660
Universal Stainless & Alloy Products, Inc. *	1,800	30,384
Valhi, Inc.	13,600	42,296
Vulcan Materials Co.	28,692	3,682,044
W.R. Grace & Co.	13,600	943,024
Westlake Chemical Corp.	7,500	464,325
WestRock Co.	60,669	3,237,298
Worthington Industries, Inc.	11,800	563,922
		186,009,730

Media 3.2%
A. H. Belo Corp., Class A	13,980	88,773
AMC Networks, Inc., Class A *	15,100	865,985
Cable One, Inc.	900	569,142
CBS Corp., Class B — Non Voting Shares	91,190	5,880,843
Central European Media Enterprises Ltd., Class A *(c)	9,900	25,740
Charter Communications, Inc., Class A *	48,272	15,637,714
Cinemark Holdings, Inc.	25,600	1,088,000
Comcast Corp., Class A	536,660	40,474,897
Discovery Communications, Inc., Class A *	26,061	738,829
Discovery Communications, Inc., Class C *	57,261	1,586,702
DISH Network Corp., Class A *	51,600	3,053,172
Entercom Communications Corp., Class A	11,000	156,200
Gannett Co., Inc.	19,500	187,590
Global Eagle Entertainment, Inc. *	17,114	105,422
Gray Television, Inc. *	25,500	302,175
John Wiley & Sons, Inc., Class A	9,000	495,900
Liberty Broadband Corp., Class A *	4,373	365,933
Liberty Broadband Corp., Class C *	17,496	1,493,109
Liberty Global plc LiLAC., Class A *	23,418	539,082
Liberty Global plc LiLAC., Class C *	38,896	868,159
Liberty Global plc, Class A *	59,475	2,169,648
Liberty Global plc, Series C *	145,775	5,121,076
Liberty Media Corp. — Liberty Braves, Class A *	1,749	34,893
Liberty Media Corp. — Liberty Braves, Class C *	7,098	141,818
Liberty Media Corp. — Liberty Formula One, Class A *	4,373	126,730
Liberty Media Corp. — Liberty Formula One, Class C *	10,672	306,713
Liberty Media Corp. — Liberty SiriusXM, Class A *	17,495	634,019
Liberty Media Corp. — Liberty SiriusXM, Class C *	42,690	1,532,144
Lions Gate Entertainment Corp., Class A	10,300	296,331
Lions Gate Entertainment Corp., Class B *	31,486	843,510
Live Nation Entertainment, Inc. *	26,457	757,199
Loral Space & Communications, Inc. *	2,800	114,100
Meredith Corp.	14,000	858,200
MSG Networks, Inc., Class A *	10,175	236,060
National CineMedia, Inc.	13,200	193,512
New Media Investment Group, Inc.	11,500	175,260
News Corp., Class A	74,987	921,590
News Corp., Class B	25,000	316,250
Nexstar Media Group, Inc.	6,798	444,589
Omnicom Group, Inc.	52,900	4,530,885
Regal Entertainment Group, Class A	22,794	516,512
Salem Media Group, Inc.	5,700	34,770
Scholastic Corp.	7,300	334,194
Scripps Networks Interactive, Inc., Class A	22,800	1,736,448
Sinclair Broadcast Group, Inc., Class A	11,000	371,250

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc. (c)	375,300	1,771,416
TEGNA, Inc.	46,100	1,056,151
The E.W. Scripps Co., Class A *	18,547	361,296
The Interpublic Group of Cos., Inc.	83,637	1,967,979
The Madison Square Garden Co., Class A *	5,191	911,903
The New York Times Co., Class A	40,200	542,700
The Walt Disney Co.	329,439	36,452,425
Time Warner, Inc.	173,457	16,799,310
Time, Inc.	19,122	368,099
Tribune Media Co., Class A	18,500	533,540
Twenty-First Century Fox, Inc., Class A	243,878	7,652,892
Twenty-First Century Fox, Inc., Class B	106,221	3,293,913
Viacom, Inc., Class B	75,922	3,199,353
World Wrestling Entertainment, Inc., Class A (c)	5,700	111,606
		172,293,651

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	367,696	22,469,903
ACADIA Pharmaceuticals, Inc. *	16,600	574,194
Accelerate Diagnostics, Inc. *(c)	10,300	215,785
Acceleron Pharma, Inc. *	12,500	303,500
Achillion Pharmaceuticals, Inc. *	19,800	82,566
Acorda Therapeutics, Inc. *	8,400	172,200
Aerie Pharmaceuticals, Inc. *	14,400	632,160
Agilent Technologies, Inc.	71,917	3,521,776
Agios Pharmaceuticals, Inc. *	6,000	258,180
Akorn, Inc. *	15,400	294,140
Albany Molecular Research, Inc. *	8,800	161,920
Alder Biopharmaceuticals, Inc. *	14,600	300,030
Alexion Pharmaceuticals, Inc. *	48,500	6,337,980
Alkermes plc *	33,141	1,793,260
Allergan plc *	84,087	18,405,803
Alnylam Pharmaceuticals, Inc. *	22,100	883,779
AMAG Pharmaceuticals, Inc. *	6,600	159,060
Amgen, Inc.	166,989	26,163,837
Amicus Therapeutics, Inc. *	27,200	149,600
Aptevo Therapeutics, Inc. *	5,200	10,348
AquaBounty Technologies, Inc. *	237	3,271
Aratana Therapeutics, Inc. *	10,100	80,699
ARIAD Pharmaceuticals, Inc. *	57,200	1,362,504
ArQule, Inc. *	21,000	34,020
Array BioPharma, Inc. *	62,184	675,940
Avexis, Inc. *(c)	4,900	273,322
Aviragen Therapeutics, Inc. *	26,016	33,821
Bio-Rad Laboratories, Inc., Class A *	4,900	931,392
Bio-Techne Corp.	7,800	793,650
BioCryst Pharmaceuticals, Inc. *	23,900	150,570
Biogen, Inc. *	48,012	13,310,847
BioMarin Pharmaceutical, Inc. *	37,505	3,286,563
Bluebird Bio, Inc. *	10,900	812,050
Bristol-Myers Squibb Co.	374,553	18,413,025
Bruker Corp.	18,000	427,140
Cambrex Corp. *	7,200	377,640
Cascadian Therapeutics, Inc. *	4,283	17,732
Catalent, Inc. *	27,800	743,928
Celgene Corp. *	173,462	20,147,611
Celldex Therapeutics, Inc. *	25,800	84,108
Charles River Laboratories International, Inc. *	14,016	1,132,493
Clovis Oncology, Inc. *	6,400	414,720
Coherus Biosciences, Inc. *	13,200	368,280
Collegium Pharmaceutical, Inc. *	14,300	240,526
CytomX Therapeutics, Inc. *	19,500	226,590
Depomed, Inc. *	14,500	262,305
Dermira, Inc. *	17,500	515,200
Durect Corp. *	14,500	15,370
Eagle Pharmaceuticals, Inc. *	2,500	173,025
Security	Number of Shares	Value ($)
Eli Lilly & Co.	219,789	16,930,347
Emergent BioSolutions, Inc. *	10,400	314,808
Endo International plc *	48,450	593,028
Endocyte, Inc. *	11,300	24,973
Enzo Biochem, Inc. *	43,981	293,793
Exact Sciences Corp. *	29,800	564,710
Exelixis, Inc. *	59,800	1,083,576
FibroGen, Inc. *	12,700	287,655
Five Prime Therapeutics, Inc. *	9,200	421,452
Flexion Therapeutics, Inc. *	11,400	221,160
Fluidigm Corp. *	6,000	37,980
Foundation Medicine, Inc. *	6,500	127,075
Genomic Health, Inc. *	8,400	230,832
Geron Corp. *(c)	46,200	96,096
Gilead Sciences, Inc.	297,592	21,560,540
Halozyme Therapeutics, Inc. *	28,000	323,400
Harvard Bioscience, Inc. *	19,300	57,900
Heron Therapeutics, Inc. *	8,200	106,600
Horizon Pharma plc *	42,700	698,999
Illumina, Inc. *	32,000	5,123,200
ImmunoGen, Inc. *(c)	174,500	408,330
Immunomedics, Inc. *(c)	64,448	290,016
Impax Laboratories, Inc. *	13,800	181,470
INC Research Holdings, Inc., Class A *	14,000	742,000
Incyte Corp. *	38,500	4,666,585
Innoviva, Inc. *	13,700	145,220
Inovio Pharmaceuticals, Inc. *(c)	20,194	133,280
Insmed, Inc. *	15,000	221,550
Intercept Pharmaceuticals, Inc. *	3,900	428,025
Intra-Cellular Therapies, Inc. *	8,000	115,520
Intrexon Corp. *	15,900	336,444
Ionis Pharmaceuticals, Inc. *	29,400	1,308,300
Ironwood Pharmaceuticals, Inc. *	19,800	284,724
Jazz Pharmaceuticals plc *	14,400	1,755,648
Johnson & Johnson	614,309	69,570,494
Juno Therapeutics, Inc. *	30,800	657,272
Keryx Biopharmaceuticals, Inc. *(c)	24,800	123,752
Kite Pharma, Inc. *(c)	8,300	423,051
Lannett Co., Inc. *(c)	8,800	177,320
Lexicon Pharmaceuticals, Inc. *	18,214	261,007
Ligand Pharmaceuticals, Inc. *	4,948	524,537
Luminex Corp. *	12,900	260,838
MacroGenics, Inc. *	7,500	138,525
Mallinckrodt plc *	25,602	1,247,585
Merck & Co., Inc.	619,016	38,372,802
Merrimack Pharmaceuticals, Inc. *(c)	38,590	120,015
Mettler-Toledo International, Inc. *	5,900	2,517,117
MiMedx Group, Inc. *(c)	26,820	216,706
Momenta Pharmaceuticals, Inc. *	13,500	255,150
Mylan N.V. *	106,700	4,059,935
Myriad Genetics, Inc. *	16,600	268,588
Nektar Therapeutics *	43,600	527,996
Neurocrine Biosciences, Inc. *	17,200	738,052
Novavax, Inc. *(c)	52,500	68,775
Omeros Corp. *(c)	8,800	85,272
OPKO Health, Inc. *(c)	77,300	671,737
Pacific Biosciences of California, Inc. *	17,500	84,350
Pacira Pharmaceuticals, Inc. *	13,200	507,540
PAREXEL International Corp. *	13,800	978,282
PerkinElmer, Inc.	23,577	1,254,061
Perrigo Co., plc	34,000	2,589,100
Pfizer, Inc.	1,364,225	43,286,859
Portola Pharmaceuticals, Inc. *	13,300	362,425
PRA Health Sciences, Inc. *	8,100	474,579
Prestige Brands Holdings, Inc. *	16,300	859,988
Progenics Pharmaceuticals Inc *	39,500	352,340
Proteostasis Therapeutics, Inc. *	18,300	269,925
Prothena Corp. plc *	8,919	436,674
PTC Therapeutics, Inc. *	5,885	77,094

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Puma Biotechnology, Inc. *	9,700	314,280
Quintiles IMS Holdings, Inc. *	30,243	2,373,773
Radius Health, Inc. *	8,000	348,160
Reata Pharmaceuticals, Inc., Class A *(c)	9,700	241,530
Regeneron Pharmaceuticals, Inc. *	16,800	6,036,072
Repligen Corp. *	9,886	296,975
Retrophin, Inc. *	9,400	184,428
Revance Therapeutics, Inc. *	16,500	330,000
Rigel Pharmaceuticals, Inc. *	48,200	100,256
Sage Therapeutics, Inc. *	13,800	662,124
Sangamo Therapeutics, Inc. *	14,600	51,100
Sarepta Therapeutics, Inc. *	9,800	304,388
Seattle Genetics, Inc. *	23,400	1,409,616
Seres Therapeutics, Inc. *	20,000	197,800
Spark Therapeutics, Inc. *	5,900	372,054
Spectrum Pharmaceuticals, Inc. *	24,200	112,772
Sucampo Pharmaceuticals, Inc., Class A *	4,300	47,945
Supernus Pharmaceuticals, Inc. *	10,797	292,059
Synergy Pharmaceuticals, Inc. *	103,300	730,331
TESARO, Inc. *	8,095	1,318,190
TG Therapeutics, Inc. *	39,200	188,160
The Medicines Co. *	23,100	832,755
TherapeuticsMD, Inc. *(c)	35,777	207,864
Theravance Biopharma, Inc. *	13,214	395,891
Thermo Fisher Scientific, Inc.	87,202	13,288,713
Trevena, Inc. *	56,700	395,766
Ultragenyx Pharmaceutical, Inc. *	12,000	900,120
United Therapeutics Corp. *	9,100	1,489,033
Vanda Pharmaceuticals, Inc. *	13,953	197,435
Vertex Pharmaceuticals, Inc. *	55,344	4,752,389
VWR Corp. *	19,000	492,290
Waters Corp. *	17,572	2,489,074
Xencor, Inc. *	19,900	474,217
ZIOPHARM Oncology, Inc. *(c)	33,811	200,161
Zoetis, Inc.	108,679	5,970,824
Zogenix, Inc. *	27,800	223,790
		429,355,677

Real Estate 4.0%
Acadia Realty Trust	23,300	741,872
Agree Realty Corp.	5,000	234,500
Alexander & Baldwin, Inc.	17,800	792,456
Alexander's, Inc.	1,400	591,934
Alexandria Real Estate Equities, Inc.	19,300	2,138,826
Altisource Portfolio Solutions S.A. *	2,800	79,800
American Assets Trust, Inc.	8,000	343,440
American Campus Communities, Inc.	29,900	1,453,738
American Homes 4 Rent, Class A	44,300	987,004
American Realty Investors, Inc. *	1,537	10,452
American Tower Corp.	94,844	9,816,354
Apartment Investment & Management Co., Class A	39,211	1,728,029
Apple Hospitality REIT, Inc.	35,000	700,700
Ashford Hospitality Prime, Inc.	2,168	29,138
Ashford Hospitality Trust, Inc.	9,000	68,400
AvalonBay Communities, Inc.	30,419	5,271,917
Boston Properties, Inc.	34,000	4,450,600
Brandywine Realty Trust	45,663	735,174
Brixmor Property Group, Inc.	53,100	1,281,303
Camden Property Trust	17,500	1,462,475
Care Capital Properties, Inc.	16,741	413,670
CareTrust REIT, Inc.	7,131	108,106
CBL & Associates Properties, Inc.	26,785	290,617
CBRE Group, Inc., Class A *	65,800	1,997,688
Cedar Realty Trust, Inc.	33,200	199,532
Chatham Lodging Trust	8,234	165,833
Chesapeake Lodging Trust	18,500	473,600
Colony NorthStar, Inc., Class A	117,152	1,630,756
Security	Number of Shares	Value ($)
Colony Starwood Homes	14,840	466,718
Columbia Property Trust, Inc.	43,500	967,875
Communications Sales & Leasing, Inc. *	42,753	1,123,549
Consolidated-Tomoka Land Co.	2,000	110,000
CoreCivic, Inc.	30,985	899,804
CorEnergy Infrastructure Trust, Inc.	8,700	312,330
CoreSite Realty Corp.	7,300	628,749
Corporate Office Properties Trust	27,600	878,232
Cousins Properties, Inc.	77,697	660,424
Crown Castle International Corp.	80,523	7,072,335
CubeSmart	41,400	1,040,382
CyrusOne, Inc.	17,600	847,616
DCT Industrial Trust, Inc.	15,900	710,571
DDR Corp.	54,584	828,585
DiamondRock Hospitality Co.	59,386	669,280
Digital Realty Trust, Inc.	34,100	3,670,183
Douglas Emmett, Inc.	31,548	1,193,776
Duke Realty Corp.	79,590	1,936,425
DuPont Fabros Technology, Inc.	17,100	811,908
EastGroup Properties, Inc.	6,300	445,851
Education Realty Trust, Inc.	14,966	601,783
Empire State Realty Trust, Inc., Class A	22,502	461,066
EPR Properties	13,600	1,005,992
Equinix, Inc.	15,566	5,992,599
Equity Commonwealth *	33,150	1,022,346
Equity LifeStyle Properties, Inc.	20,700	1,530,558
Equity One, Inc.	20,300	633,157
Equity Residential	83,500	5,074,295
Essex Property Trust, Inc.	14,989	3,362,033
Extra Space Storage, Inc.	26,200	1,887,710
Federal Realty Investment Trust	17,100	2,401,353
FelCor Lodging Trust, Inc.	28,000	215,600
First Industrial Realty Trust, Inc.	33,800	873,730
First Potomac Realty Trust	14,800	151,552
Forest City Realty Trust, Inc., Class A	45,500	1,030,120
Forestar Group, Inc. *	4,933	64,376
Four Corners Property Trust, Inc.	11,616	253,345
Franklin Street Properties Corp.	22,500	286,875
Gaming & Leisure Properties, Inc.	50,948	1,611,485
Getty Realty Corp.	9,552	246,346
GGP, Inc.	125,309	3,112,676
Global Net Lease, Inc.	40,000	310,000
Government Properties Income Trust	9,900	190,674
Gramercy Property Trust	36,304	956,247
Griffin Industrial Realty, Inc.	300	9,429
HCP, Inc.	113,248	3,433,679
Healthcare Realty Trust, Inc.	24,600	743,166
Healthcare Trust of America, Inc., Class A	29,300	851,751
Hersha Hospitality Trust	10,000	199,900
HFF, Inc., Class A	9,800	290,864
Highwoods Properties, Inc.	21,854	1,123,514
Hospitality Properties Trust	39,500	1,229,635
Host Hotels & Resorts, Inc.	166,663	3,011,600
Hudson Pacific Properties, Inc.	30,500	1,080,005
Investors Real Estate Trust	28,600	184,184
Iron Mountain, Inc.	60,173	2,154,193
iStar, Inc. *	36,990	415,028
Jones Lang LaSalle, Inc.	9,300	958,179
Kennedy-Wilson Holdings, Inc.	12,200	249,490
Kilroy Realty Corp.	20,000	1,497,000
Kimco Realty Corp.	93,295	2,322,113
Kite Realty Group Trust	15,825	380,117
Lamar Advertising Co., Class A	20,200	1,525,504
LaSalle Hotel Properties	19,700	594,349
Lexington Realty Trust	71,667	768,270
Liberty Property Trust	33,100	1,270,709
Life Storage, Inc.	11,826	963,228
LTC Properties, Inc.	8,700	406,029
Mack-Cali Realty Corp.	18,500	518,370

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maui Land & Pineapple Co., Inc. *	800	5,880
Medical Properties Trust, Inc.	65,300	832,575
Mid-America Apartment Communities, Inc.	24,966	2,370,522
Monmouth Real Estate Investment Corp.	18,100	264,260
Monogram Residential Trust, Inc.	55,400	563,418
National Health Investors, Inc.	9,500	702,905
National Retail Properties, Inc.	29,220	1,273,992
New Century Financial Corp. *(b)(f)	3,600	—
New Senior Investment Group, Inc.	20,583	206,036
NorthStar Realty Europe Corp.	10,512	126,249
Omega Healthcare Investors, Inc.	41,394	1,327,506
One Liberty Properties, Inc.	1,400	32,424
Outfront Media, Inc.	36,703	1,006,763
Paramount Group, Inc.	45,900	766,071
Park Hotels & Resorts, Inc.	24,049	652,690
Parkway, Inc. *	9,712	206,768
Pebblebrook Hotel Trust	21,700	649,047
Pennsylvania Real Estate Investment Trust	13,900	248,949
Physicians Realty Trust	24,400	452,620
Piedmont Office Realty Trust, Inc., Class A	40,600	881,832
Potlatch Corp.	5,753	237,024
Preferred Apartment Communities, Inc., Class A	3,700	50,098
Prologis, Inc.	122,234	5,971,131
PS Business Parks, Inc.	6,800	761,872
Public Storage	33,697	7,244,855
QTS Realty Trust, Inc., Class A	9,100	458,549
Quality Care Properties, Inc. *	19,109	352,752
RAIT Financial Trust	16,199	56,049
Ramco-Gershenson Properties Trust	22,500	365,850
Rayonier, Inc.	32,182	897,556
Realogy Holdings Corp.	29,400	761,754
Realty Income Corp.	62,935	3,752,814
Regency Centers Corp.	20,233	1,410,847
Retail Opportunity Investments Corp.	14,400	305,280
Retail Properties of America, Inc., Class A	41,600	622,752
Rexford Industrial Realty, Inc.	14,402	327,069
RLJ Lodging Trust	30,400	705,584
Ryman Hospitality Properties, Inc.	15,237	932,200
Sabra Health Care REIT, Inc.	13,700	347,980
Saul Centers, Inc.	4,700	298,403
Select Income REIT	14,600	365,146
Senior Housing Properties Trust	57,819	1,101,452
Seritage Growth Properties, Class A (c)	5,300	216,240
Silver Bay Realty Trust Corp.	13,033	219,606
Simon Property Group, Inc.	70,411	12,939,429
SL Green Realty Corp.	21,966	2,393,635
Spirit Realty Capital, Inc.	89,048	936,785
STAG Industrial, Inc.	11,900	275,366
STORE Capital Corp.	40,100	948,766
Summit Hotel Properties, Inc.	9,600	151,968
Sun Communities, Inc.	14,492	1,141,390
Sunstone Hotel Investors, Inc.	62,013	912,831
Tanger Factory Outlet Centers, Inc.	15,600	533,364
Taubman Centers, Inc.	11,600	821,744
Tejon Ranch Co. *	3,674	86,817
Terreno Realty Corp.	10,000	271,900
The GEO Group, Inc.	19,899	826,206
The Howard Hughes Corp. *	10,000	1,066,100
The Macerich Co.	27,405	1,882,449
The RMR Group, Inc., Class A	7,689	367,534
The St. Joe Co. *	18,800	316,780
Tier REIT, Inc.	20,000	364,200
UDR, Inc.	63,261	2,210,972
UMH Properties, Inc.	7,900	115,735
Universal Health Realty Income Trust	4,700	291,964
Urban Edge Properties	16,046	448,807
Urstadt Biddle Properties, Inc., Class A	4,500	101,025
Ventas, Inc.	75,366	4,647,821
Security	Number of Shares	Value ($)
VEREIT, Inc.	256,000	2,183,680
Vornado Realty Trust	36,192	3,847,572
Washington Prime Group, Inc.	66,404	640,799
Washington Real Estate Investment Trust	9,700	305,065
Weingarten Realty Investors	23,175	825,725
Welltower, Inc.	82,058	5,440,445
Weyerhaeuser Co.	160,707	5,034,950
Whitestone REIT	2,100	29,211
WP Carey, Inc.	22,700	1,406,038
Xenia Hotels & Resorts, Inc.	35,200	645,920
		217,675,094

Retailing 4.9%
Aaron's, Inc.	14,675	454,045
Abercrombie & Fitch Co., Class A	11,800	136,998
Advance Auto Parts, Inc.	15,340	2,519,442
Amazon.com, Inc. *	88,625	72,980,915
America's Car-Mart, Inc. *	6,850	287,358
American Eagle Outfitters, Inc.	40,750	615,732
Asbury Automotive Group, Inc. *	6,500	426,400
Ascena Retail Group, Inc. *	34,141	164,218
AutoNation, Inc. *	13,800	733,056
AutoZone, Inc. *	6,200	4,494,876
Barnes & Noble Education, Inc. *	4,676	46,994
Barnes & Noble, Inc.	7,400	75,480
Bed Bath & Beyond, Inc.	35,500	1,432,425
Best Buy Co., Inc.	63,425	2,823,681
Big Lots, Inc.	9,200	460,000
Burlington Stores, Inc. *	17,000	1,422,900
Cabela's, Inc. *	7,700	430,353
Caleres, Inc.	6,675	205,256
CarMax, Inc. *	40,246	2,684,811
Chico's FAS, Inc.	26,200	353,438
Conn's, Inc. *	7,900	83,345
Core-Mark Holding Co., Inc.	8,000	279,440
CST Brands, Inc.	21,286	1,025,559
Destination Maternity Corp. *	5,000	28,300
Dick's Sporting Goods, Inc.	17,500	903,000
Dillard's, Inc., Class A	4,300	242,692
Dollar General Corp.	59,625	4,401,517
Dollar Tree, Inc. *	52,444	4,048,152
DSW, Inc., Class A	29,960	633,954
Etsy, Inc. *	31,300	394,693
Expedia, Inc.	26,469	3,218,366
Express, Inc. *	12,600	133,938
Five Below, Inc. *	15,800	629,630
Foot Locker, Inc.	29,900	2,049,346
Francesca's Holdings Corp. *	13,300	231,952
Fred's, Inc., Class A (c)	6,700	97,619
FTD Cos., Inc. *	8,070	185,449
GameStop Corp., Class A	19,348	473,833
Genesco, Inc. *	8,500	511,700
Genuine Parts Co.	33,100	3,204,411
GNC Holdings, Inc., Class A	15,500	137,485
Group 1 Automotive, Inc.	7,900	638,241
Groupon, Inc. *	88,400	304,980
Guess?, Inc.	16,800	214,536
Hibbett Sports, Inc. *	12,443	410,619
HSN, Inc.	6,269	220,982
J.C. Penney Co., Inc. *	72,200	480,130
Kirkland's, Inc. *	8,700	120,756
Kohl's Corp.	45,900	1,828,197
L Brands, Inc.	51,320	3,089,977
Lands' End, Inc. *(c)	7,747	118,916
Liberty Expedia Holdings, Inc., Class A *	10,138	446,173
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,006,401
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	248,249

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Ventures, Series A *	15,208	663,829
Lithia Motors, Inc., Class A	7,100	732,152
LKQ Corp. *	66,600	2,125,206
Lowe's Cos., Inc.	194,651	14,225,095
Lumber Liquidators Holdings, Inc. *(c)	4,600	72,036
Macy's, Inc.	63,863	1,886,513
MarineMax, Inc. *	16,300	349,635
Monro Muffler Brake, Inc.	10,162	608,704
Murphy USA, Inc. *	6,875	437,938
Netflix, Inc. *	95,847	13,486,631
Nordstrom, Inc.	26,300	1,162,986
Nutrisystem, Inc.	13,300	439,565
O'Reilly Automotive, Inc. *	20,699	5,428,727
Office Depot, Inc.	99,656	443,469
Ollie's Bargain Outlet Holdings, Inc. *	10,377	317,017
Penske Automotive Group, Inc.	9,100	494,676
Pier 1 Imports, Inc.	15,800	114,866
Pool Corp.	9,962	1,051,589
Rent-A-Center, Inc.	33,550	300,608
RH *(c)	6,300	170,226
Ross Stores, Inc.	85,800	5,672,238
Sally Beauty Holdings, Inc. *	31,150	741,370
Sears Holdings Corp. *(c)	26,785	186,959
Select Comfort Corp. *	12,200	246,196
Shoe Carnival, Inc.	6,300	161,091
Shutterfly, Inc. *	6,300	323,379
Signet Jewelers Ltd.	16,800	1,304,856
Sonic Automotive, Inc., Class A	11,200	262,080
Stage Stores, Inc.	14,275	39,970
Staples, Inc.	131,200	1,207,040
Stein Mart, Inc.	10,300	37,698
Tailored Brands, Inc.	21,100	448,375
Target Corp.	125,378	8,084,373
The Buckle, Inc. (c)	3,875	81,956
The Cato Corp., Class A	7,100	180,269
The Children's Place, Inc.	3,600	349,200
The Finish Line, Inc., Class A	7,161	123,169
The Gap, Inc.	51,800	1,192,954
The Home Depot, Inc.	275,063	37,843,168
The Michaels Cos., Inc. *	26,400	519,288
The Priceline Group, Inc. *	11,076	17,446,140
The TJX Cos., Inc.	147,747	11,069,205
Tiffany & Co.	22,200	1,747,584
Tile Shop Holdings, Inc. *	13,900	265,490
Tractor Supply Co.	30,100	2,217,467
Trans World Entertainment Corp. *	9,700	26,675
TripAdvisor, Inc. *	22,272	1,178,189
Tuesday Morning Corp. *	10,800	46,440
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,757,464
Urban Outfitters, Inc. *	18,000	477,720
Vitamin Shoppe, Inc. *	4,200	90,930
Wayfair, Inc., Class A *(c)	7,500	311,700
West Marine, Inc. *	8,200	76,014
Williams-Sonoma, Inc.	16,200	781,002
Winmark Corp.	1,700	188,275
Zumiez, Inc. *	10,500	210,525
		269,198,833

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	12,500	735,500
Advanced Micro Devices, Inc. *	164,900	1,710,013
Amkor Technology, Inc. *	35,700	335,937
Analog Devices, Inc.	65,249	4,889,760
Applied Materials, Inc.	239,798	8,213,081
AXT, Inc. *	3,500	20,125
Broadcom Ltd.	87,904	17,536,848
Brooks Automation, Inc.	11,885	207,037
Cabot Microelectronics Corp.	5,660	382,107
Security	Number of Shares	Value ($)
Cavium, Inc. *	17,370	1,150,068
CEVA, Inc. *	7,233	255,687
Cirrus Logic, Inc. *	19,100	1,152,112
Cohu, Inc.	7,500	99,000
Cree, Inc. *	20,900	576,422
Cypress Semiconductor Corp.	69,226	816,867
Diodes, Inc. *	11,012	274,089
DSP Group, Inc. *	6,300	68,355
Entegris, Inc. *	48,499	909,356
Exar Corp. *	9,834	100,798
First Solar, Inc. *	16,479	513,980
FormFactor, Inc. *	14,600	181,770
GSI Technology, Inc. *	8,500	51,935
Inphi Corp. *	14,400	659,808
Integrated Device Technology, Inc. *	26,920	678,115
Intel Corp.	1,061,597	39,088,001
Intersil Corp., Class A	26,764	600,316
IXYS Corp.	6,900	83,490
KLA-Tencor Corp.	38,000	3,234,180
Kopin Corp. *	19,600	62,524
Kulicke & Soffa Industries, Inc. *	18,500	325,230
Lam Research Corp.	37,167	4,269,002
Lattice Semiconductor Corp. *	25,100	180,469
Linear Technology Corp.	56,815	3,586,731
MACOM Technology Solutions Holdings, Inc. *	8,620	409,861
Marvell Technology Group Ltd.	111,400	1,656,518
Maxim Integrated Products, Inc.	61,700	2,744,416
MaxLinear, Inc., Class A *	4,422	113,115
Microchip Technology, Inc.	44,880	3,022,669
Micron Technology, Inc. *	230,807	5,564,757
Microsemi Corp. *	26,738	1,421,125
MKS Instruments, Inc.	14,000	922,600
Monolithic Power Systems, Inc.	6,500	567,060
Nanometrics, Inc. *	5,300	136,263
NVIDIA Corp.	118,300	12,915,994
ON Semiconductor Corp. *	119,665	1,593,938
PDF Solutions, Inc. *	9,699	218,324
Photronics, Inc. *	18,000	207,000
Power Integrations, Inc.	8,900	631,900
Qorvo, Inc. *	30,074	1,931,052
QUALCOMM, Inc.	329,739	17,617,955
Rambus, Inc. *	19,600	254,408
Rudolph Technologies, Inc. *	16,418	376,793
Semtech Corp. *	21,700	715,015
Silicon Laboratories, Inc. *	9,200	599,840
Skyworks Solutions, Inc.	40,689	3,732,809
SunPower Corp. *(c)	15,500	102,920
Synaptics, Inc. *	8,450	476,411
Teradyne, Inc.	44,059	1,250,394
Tessera Holding Corp.	11,100	501,720
Texas Instruments, Inc.	227,197	17,162,461
Ultratech, Inc. *	4,800	124,416
Veeco Instruments, Inc. *	8,800	226,600
Versum Materials, Inc. *	24,700	690,365
Xcerra Corp. *	19,192	145,475
Xilinx, Inc.	52,900	3,078,780
		174,061,667

Software & Services 12.0%
2U, Inc. *	7,000	238,280
8x8, Inc. *	25,000	396,250
Accenture plc, Class A	139,497	15,884,523
ACI Worldwide, Inc. *	23,100	448,140
Activision Blizzard, Inc.	158,632	6,378,593
Actua Corp. *	8,050	115,115
Acxiom Corp. *	13,300	347,130
Adobe Systems, Inc. *	109,110	12,370,892

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	37,038	2,540,436
Alliance Data Systems Corp.	13,044	2,978,989
Alphabet, Inc., Class A *	66,776	54,769,007
Alphabet, Inc., Class C *	66,727	53,167,406
Amdocs Ltd.	34,600	2,031,366
Angie's List, Inc. *	22,248	139,495
ANSYS, Inc. *	19,286	1,798,612
Aspen Technology, Inc. *	15,400	817,894
Autodesk, Inc. *	42,000	3,416,280
Automatic Data Processing, Inc.	100,862	10,186,053
Bankrate, Inc. *	14,600	159,140
Bazaarvoice, Inc. *	15,200	71,440
Blackbaud, Inc.	13,400	879,174
Blackhawk Network Holdings, Inc. *	19,203	685,547
Blucora, Inc. *	11,572	174,737
Booz Allen Hamilton Holding Corp.	32,700	1,105,914
Bottomline Technologies de, Inc. *	8,800	226,336
Broadridge Financial Solutions, Inc.	23,825	1,585,077
BroadSoft, Inc. *	12,900	541,800
CA, Inc.	69,408	2,170,388
CACI International, Inc., Class A *	4,100	503,480
Cadence Design Systems, Inc. *	62,500	1,626,875
Callidus Software, Inc. *	16,546	305,274
Carbonite, Inc. *	14,300	246,675
Cardtronics plc, Class A *	8,800	480,304
CDK Global, Inc.	32,620	2,040,381
Citrix Systems, Inc. *	34,200	3,118,698
Cognizant Technology Solutions Corp., Class A *	138,000	7,257,420
CommerceHub, Inc., Series A *	2,534	37,224
CommerceHub, Inc., Series C *	5,069	73,906
CommVault Systems, Inc. *	6,900	338,790
Computer Sciences Corp.	35,207	2,189,875
comScore, Inc. *	10,950	367,373
Conduent, Inc. *	38,811	580,613
Convergys Corp.	26,600	660,212
CoreLogic, Inc. *	23,100	814,737
Cornerstone OnDemand, Inc. *	19,500	793,455
CoStar Group, Inc. *	7,900	1,596,590
Covisint Corp. *	4,460	8,697
CSG Systems International, Inc.	8,900	430,760
CSRA, Inc.	36,138	1,121,001
Dell Technologies, Inc., Class V *	50,677	3,192,144
Digimarc Corp. *	3,542	93,509
DST Systems, Inc.	5,900	679,385
EarthLink Holdings Corp.	17,050	109,291
eBay, Inc. *	227,344	7,236,360
Ebix, Inc.	8,303	460,817
Edgewater Technology, Inc. *	767	5,369
Electronic Arts, Inc. *	65,900	5,498,037
Ellie Mae, Inc. *	8,393	694,437
Endurance International Group Holdings, Inc. *	42,300	325,710
EnerNOC, Inc. *	9,754	55,598
Envestnet, Inc. *	7,300	275,940
EPAM Systems, Inc. *	7,800	502,008
Euronet Worldwide, Inc. *	11,900	851,088
Everi Holdings, Inc. *	28,300	83,485
EVERTEC, Inc.	14,000	238,700
ExlService Holdings, Inc. *	7,200	330,840
Facebook, Inc., Class A *	526,407	68,601,360
Fair Isaac Corp.	8,544	1,053,475
Fidelity National Information Services, Inc.	74,391	5,908,133
FireEye, Inc. *	39,700	537,935
First Data Corp., Class A *	35,000	536,900
Fiserv, Inc. *	48,600	5,221,098
FleetCor Technologies, Inc. *	21,800	3,215,282
Forrester Research, Inc.	6,800	277,440
Fortinet, Inc. *	34,800	1,157,448
Security	Number of Shares	Value ($)
Gartner, Inc. *	18,100	1,798,416
Genpact Ltd. *	28,274	697,802
Gigamon, Inc. *	9,700	321,555
Global Payments, Inc.	38,028	2,938,804
Glu Mobile, Inc. *	38,900	89,470
GoDaddy, Inc., Class A *	15,100	539,523
Gogo, Inc. *(c)	16,000	146,400
GrubHub, Inc. *	20,400	847,620
GSE Systems, Inc. *	2,424	7,514
Guidewire Software, Inc. *	14,700	769,251
Hortonworks, Inc. *	26,900	260,930
HubSpot, Inc. *	11,300	579,690
IAC/InterActiveCorp *	18,072	1,243,534
Imperva, Inc. *	8,262	344,939
Information Services Group, Inc. *	7,500	24,750
International Business Machines Corp.	194,951	34,022,849
Intuit, Inc.	54,530	6,466,167
j2 Global, Inc.	9,000	754,290
Jack Henry & Associates, Inc.	19,400	1,741,732
Jive Software, Inc. *	27,994	106,377
Leaf Group Ltd. *	5,920	41,144
Leidos Holdings, Inc.	37,900	1,831,328
Lionbridge Technologies, Inc. *	19,500	111,540
Liquidity Services, Inc. *	15,481	150,940
LivePerson, Inc. *	19,700	143,810
LogMeIn, Inc.	7,600	821,560
Manhattan Associates, Inc. *	16,300	835,538
ManTech International Corp., Class A	8,600	334,884
MasterCard, Inc., Class A	213,156	22,664,877
MAXIMUS, Inc.	16,300	898,782
Mentor Graphics Corp.	23,800	878,458
Microsoft Corp.	1,748,818	113,061,084
MicroStrategy, Inc., Class A *	2,256	454,133
Mitek Systems, Inc. *	34,300	226,380
MoneyGram International, Inc. *	9,037	114,770
Monotype Imaging Holdings, Inc.	6,500	142,350
NeuStar, Inc., Class A *	20,100	667,320
New Relic, Inc. *	7,000	253,400
NIC, Inc.	26,000	626,600
Nuance Communications, Inc. *	59,974	951,188
Oracle Corp.	677,813	27,187,079
Pandora Media, Inc. *	55,300	718,900
Paychex, Inc.	68,964	4,157,840
Paycom Software, Inc. *	10,700	494,768
Paylocity Holding Corp. *	8,900	274,654
PayPal Holdings, Inc. *	252,644	10,050,178
Pegasystems, Inc.	12,800	496,640
Perficient, Inc. *	7,800	138,294
PRGX Global, Inc. *	11,000	62,700
Progress Software Corp.	9,300	260,586
Proofpoint, Inc. *	9,000	721,440
PROS Holdings, Inc. *	7,826	175,146
PTC, Inc. *	29,380	1,544,507
Qualys, Inc. *	5,600	201,040
Quotient Technology, Inc. *	18,100	192,765
RealPage, Inc. *	20,600	630,360
Red Hat, Inc. *	39,164	2,971,764
Reis, Inc.	1,400	28,000
Rightside Group Ltd. *	5,920	49,965
RingCentral, Inc., Class A *	24,600	574,410
Sabre Corp.	43,200	1,058,400
salesforce.com, Inc. *	143,022	11,313,040
Science Applications International Corp.	11,785	959,535
ServiceNow, Inc. *	35,500	3,217,010
ServiceSource International, Inc. *	14,400	76,320
Shutterstock, Inc. *	4,000	215,200
Splunk, Inc. *	27,000	1,562,220
SPS Commerce, Inc. *	4,300	296,700
SS&C Technologies Holdings, Inc.	33,400	1,073,142

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stamps.com, Inc. *	5,827	708,272
StarTek, Inc. *	3,900	33,774
Sykes Enterprises, Inc. *	11,026	307,956
Symantec Corp.	139,573	3,845,236
Synchronoss Technologies, Inc. *	8,100	312,012
Synopsys, Inc. *	37,884	2,382,525
Syntel, Inc.	8,600	181,116
Tableau Software, Inc., Class A *	17,742	848,777
Take-Two Interactive Software, Inc. *	22,600	1,212,490
Tangoe, Inc. *	8,200	59,696
TeleTech Holdings, Inc.	9,100	269,360
Teradata Corp. *	27,000	792,720
The Hackett Group, Inc.	7,200	117,000
The Ultimate Software Group, Inc. *	6,600	1,278,156
The Western Union Co.	102,032	1,997,787
TiVo Corp. *	22,270	420,903
Total System Services, Inc.	36,904	1,870,295
Travelport Worldwide Ltd.	20,000	287,200
Twitter, Inc. *	136,400	2,403,368
Tyler Technologies, Inc. *	8,600	1,255,772
Unisys Corp. *	18,200	233,870
Vantiv, Inc., Class A *	34,600	2,153,504
VASCO Data Security International, Inc. *	9,200	139,840
Verint Systems, Inc. *	16,210	605,443
VeriSign, Inc. *	22,275	1,786,678
Virtusa Corp. *	4,700	119,756
Visa, Inc., Class A	419,404	34,688,905
VMware, Inc., Class A *(c)	17,100	1,496,934
Web.com Group, Inc. *	18,523	351,011
WebMD Health Corp. *	7,074	352,922
WEX, Inc. *	8,900	1,017,537
Workday, Inc., Class A *	26,604	2,210,526
Xerox Corp.	194,056	1,344,808
Yahoo! Inc. *	196,744	8,670,508
Yelp, Inc. *	14,300	597,454
Zendesk, Inc. *	27,000	646,110
Zillow Group, Inc., Class A *	8,797	316,516
Zillow Group, Inc., Class C *	26,594	940,896
Zynga, Inc., Class A *	212,600	535,752
		655,765,830

Technology Hardware & Equipment 5.2%
3D Systems Corp. *	18,800	310,012
Acacia Communications, Inc. *(c)	3,100	180,327
ADTRAN, Inc.	22,200	486,180
Agilysys, Inc. *	8,460	82,316
Amphenol Corp., Class A	67,700	4,569,073
Anixter International, Inc. *	8,200	701,100
Apple, Inc.	1,199,862	145,603,254
Arista Networks, Inc. *	8,600	808,400
ARRIS International plc *	43,075	1,231,083
Arrow Electronics, Inc. *	18,532	1,362,473
Avnet, Inc.	26,588	1,234,747
AVX Corp.	14,000	226,800
Badger Meter, Inc.	8,000	308,400
Belden, Inc.	11,600	887,052
Benchmark Electronics, Inc. *	7,830	239,598
Black Box Corp.	4,100	54,735
Brocade Communications Systems, Inc.	87,737	1,094,080
CalAmp Corp. *	4,000	60,080
CDW Corp.	35,900	1,849,209
Ciena Corp. *	34,970	851,170
Cisco Systems, Inc.	1,132,940	34,803,917
Cognex Corp.	25,100	1,695,756
Coherent, Inc. *	4,100	646,693
CommScope Holding Co., Inc. *	47,382	1,791,987
Comtech Telecommunications Corp.	4,175	44,798
Corning, Inc.	217,007	5,748,515
Security	Number of Shares	Value ($)
Cray, Inc. *	7,600	130,340
CTS Corp.	8,800	189,200
Daktronics, Inc.	8,700	88,392
Diebold Nixdorf, Inc.	12,900	350,880
Digi International, Inc. *	9,100	118,755
Dolby Laboratories, Inc., Class A	8,800	421,608
EchoStar Corp., Class A *	11,940	608,104
Electro Scientific Industries, Inc. *	9,900	65,043
Electronics For Imaging, Inc. *	15,500	696,570
Extreme Networks, Inc. *	27,500	152,075
F5 Networks, Inc. *	13,100	1,755,793
Fabrinet *	11,108	467,980
FARO Technologies, Inc. *	3,000	111,300
Finisar Corp. *	25,800	762,906
Fitbit, Inc., Class A *(c)	39,300	236,193
FLIR Systems, Inc.	26,100	922,113
Harmonic, Inc. *	20,042	106,223
Harris Corp.	26,055	2,676,109
Hewlett Packard Enterprise Co.	376,436	8,537,568
HP, Inc.	387,136	5,826,397
I.D. Systems, Inc. *	5,500	35,530
II-VI, Inc. *	13,000	474,500
Immersion Corp. *	4,300	44,247
Infinera Corp. *	27,300	245,973
Insight Enterprises, Inc. *	8,950	332,314
InterDigital, Inc.	6,700	625,780
InvenSense, Inc. *	42,200	534,252
IPG Photonics Corp. *	7,400	850,926
Itron, Inc. *	5,700	351,690
Ixia *	14,900	289,805
Jabil Circuit, Inc.	35,300	846,494
Juniper Networks, Inc.	85,665	2,294,109
Keysight Technologies, Inc. *	44,058	1,633,230
Kimball Electronics, Inc. *	6,825	116,708
Knowles Corp. *	13,900	250,478
Littelfuse, Inc.	5,300	835,863
Lumentum Holdings, Inc. *	13,510	512,704
Maxwell Technologies, Inc. *	7,700	36,652
Methode Electronics, Inc.	9,500	399,475
MOCON, Inc.	600	12,000
Motorola Solutions, Inc.	37,933	3,061,572
MTS Systems Corp.	3,781	219,676
National Instruments Corp.	26,112	820,439
NCR Corp. *	35,100	1,510,002
NetApp, Inc.	64,900	2,486,968
NETGEAR, Inc. *	6,000	341,400
NetScout Systems, Inc. *	26,000	865,800
Nimble Storage, Inc. *	16,100	137,977
Oclaro, Inc. *	37,600	368,856
OSI Systems, Inc. *	7,500	560,025
Palo Alto Networks, Inc. *	19,400	2,862,664
Park Electrochemical Corp.	3,600	65,988
PC Connection, Inc.	7,000	190,960
PC-Tel, Inc.	8,900	51,709
Plantronics, Inc.	6,000	339,480
Plexus Corp. *	6,500	352,950
Pure Storage, Inc., Class A *	23,900	271,743
Quantum Corp. *	125,000	111,250
Radisys Corp. *	7,200	31,752
Richardson Electronics Ltd.	7,300	44,092
Rogers Corp. *	4,200	335,790
Sanmina Corp. *	20,900	814,055
ScanSource, Inc. *	6,300	249,165
Seagate Technology plc	72,766	3,285,385
Sonus Networks, Inc. *	10,860	69,287
Super Micro Computer, Inc. *	8,200	216,890
SYNNEX Corp.	8,400	1,009,512
Systemax, Inc.	8,000	67,840
TE Connectivity Ltd.	78,300	5,821,605

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tech Data Corp. *	8,300	710,148
TESSCO Technologies, Inc.	4,025	57,155
Trimble, Inc. *	62,084	1,838,928
TTM Technologies, Inc. *	11,000	163,130
Ubiquiti Networks, Inc. *	7,700	480,480
Uni-Pixel, Inc. *(c)	161,500	224,485
Universal Display Corp. *	10,100	666,600
VeriFone Systems, Inc. *	33,100	601,427
ViaSat, Inc. *	10,700	694,537
Viavi Solutions, Inc. *	37,553	336,099
Vishay Intertechnology, Inc.	18,588	308,561
Vishay Precision Group, Inc. *	5,620	93,573
Western Digital Corp.	64,998	5,182,291
Zebra Technologies Corp., Class A *	13,275	1,110,719
		280,850,999

Telecommunication Services 2.3%
AT&T, Inc.	1,387,707	58,505,727
ATN International, Inc.	3,250	260,943
CenturyLink, Inc.	123,078	3,182,797
Cincinnati Bell, Inc. *	12,293	282,124
Cogent Communications Holdings, Inc.	9,900	413,820
Consolidated Communications Holdings, Inc.	16,757	440,877
Frontier Communications Corp.	257,368	898,214
General Communication, Inc., Class A *	10,500	211,260
Inteliquent, Inc.	14,800	338,920
Iridium Communications, Inc. *	17,544	177,194
Level 3 Communications, Inc. *	69,225	4,116,118
Lumos Networks Corp. *	1,500	23,205
SBA Communications Corp. *	26,400	2,778,864
Shenandoah Telecommunications Co.	14,200	386,950
Spok Holdings, Inc.	5,500	113,025
Sprint Corp. *	179,505	1,656,831
T-Mobile US, Inc. *	62,895	3,916,472
Telephone & Data Systems, Inc.	22,222	681,104
United States Cellular Corp. *	5,400	240,786
Verizon Communications, Inc.	914,069	44,798,522
Vonage Holdings Corp. *	36,400	258,076
Windstream Holdings, Inc. (c)	18,211	147,145
Zayo Group Holdings, Inc. *	21,207	677,776
		124,506,750

Transportation 2.2%
Alaska Air Group, Inc.	26,881	2,521,975
Allegiant Travel Co.	3,200	550,400
AMERCO	1,000	376,670
American Airlines Group, Inc.	114,597	5,070,917
ArcBest Corp.	4,800	151,680
Atlas Air Worldwide Holdings, Inc. *	6,500	342,875
Avis Budget Group, Inc. *	20,600	766,732
C.H. Robinson Worldwide, Inc.	33,200	2,525,192
Celadon Group, Inc.	8,890	67,564
Covenant Transport Group, Inc., Class A *	3,000	64,590
CSX Corp.	216,300	10,034,157
Delta Air Lines, Inc.	161,811	7,643,952
Expeditors International of Washington, Inc.	40,900	2,130,072
FedEx Corp.	54,263	10,261,676
Forward Air Corp.	4,600	221,674
Genesee & Wyoming, Inc., Class A *	14,800	1,115,328
Hawaiian Holdings, Inc. *	10,700	545,165
Heartland Express, Inc.	16,241	334,565
Hertz Global Holdings, Inc. *	17,460	366,136
Hub Group, Inc., Class A *	7,100	314,885
JB Hunt Transport Services, Inc.	19,600	1,941,968
JetBlue Airways Corp. *	70,599	1,384,446
Security	Number of Shares	Value ($)
Kansas City Southern	26,555	2,281,340
Kirby Corp. *	15,000	966,750
Knight Transportation, Inc.	14,650	489,310
Landstar System, Inc.	9,700	820,620
Macquarie Infrastructure Corp.	18,600	1,394,814
Marten Transport Ltd.	9,476	216,527
Matson, Inc.	10,500	374,430
Norfolk Southern Corp.	66,500	7,811,090
Old Dominion Freight Line, Inc. *	15,102	1,333,205
Park-Ohio Holdings Corp.	3,600	161,460
Roadrunner Transportation Systems, Inc. *	4,900	38,808
Ryder System, Inc.	15,560	1,207,456
Saia, Inc. *	4,450	213,822
SkyWest, Inc.	14,300	506,220
Southwest Airlines Co.	135,815	7,104,483
Spirit Airlines, Inc. *	14,000	756,560
Swift Transportation Co. *	19,000	433,770
Union Pacific Corp.	185,370	19,756,735
United Continental Holdings, Inc. *	62,966	4,437,214
United Parcel Service, Inc., Class B	155,241	16,941,450
Universal Logistics Holdings, Inc.	3,300	47,685
Werner Enterprises, Inc.	10,032	281,899
XPO Logistics, Inc. *	15,910	711,813
YRC Worldwide, Inc. *	8,600	128,398
		117,148,478

Utilities 3.1%
AES Corp.	138,596	1,585,538
ALLETE, Inc.	14,633	956,267
Alliant Energy Corp.	52,600	1,980,390
Ameren Corp.	54,476	2,868,161
American Electric Power Co., Inc.	112,120	7,182,407
American States Water Co.	9,600	420,288
American Water Works Co., Inc.	37,200	2,731,968
Aqua America, Inc.	45,967	1,397,856
Artesian Resources Corp., Class A	4,000	124,120
Atmos Energy Corp.	22,672	1,727,153
Avangrid, Inc.	16,400	636,320
Avista Corp.	15,800	610,512
Black Hills Corp.	13,400	838,170
Cadiz, Inc. *	6,356	89,302
California Water Service Group	11,300	389,850
Calpine Corp. *	65,100	768,180
CenterPoint Energy, Inc.	88,700	2,324,827
Chesapeake Utilities Corp.	2,770	181,158
CMS Energy Corp.	56,959	2,426,453
Connecticut Water Service, Inc.	5,100	275,604
Consolidated Edison, Inc.	67,810	5,041,673
Delta Natural Gas Co., Inc.	1,291	33,979
Dominion Resources, Inc.	140,454	10,713,831
DTE Energy Co.	40,348	3,979,927
Duke Energy Corp.	155,750	12,232,605
Dynegy, Inc. *	27,300	260,715
Edison International	70,610	5,146,057
El Paso Electric Co.	11,300	518,670
Entergy Corp.	37,993	2,721,819
Eversource Energy	73,136	4,045,884
Exelon Corp.	204,669	7,343,524
FirstEnergy Corp.	90,356	2,739,594
Genie Energy Ltd., Class B *	12,800	73,856
Great Plains Energy, Inc.	41,341	1,138,945
Hawaiian Electric Industries, Inc.	27,100	907,308
IDACORP, Inc.	13,300	1,064,266
MDU Resources Group, Inc.	45,325	1,330,289
MGE Energy, Inc.	9,950	633,317
Middlesex Water Co.	9,400	355,414
National Fuel Gas Co.	20,700	1,162,305
New Jersey Resources Corp.	20,150	759,655

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NextEra Energy, Inc.	103,972	12,863,416
NiSource, Inc.	65,764	1,471,141
Northwest Natural Gas Co.	6,300	371,070
NorthWestern Corp.	10,900	622,499
NRG Energy, Inc.	63,356	1,047,908
NRG Yield, Inc., Class A	8,300	134,875
NRG Yield, Inc., Class C	30,600	518,670
OGE Energy Corp.	41,200	1,381,848
ONE Gas, Inc.	8,525	550,885
Ormat Technologies, Inc.	8,600	461,820
Otter Tail Corp.	7,800	295,230
Pattern Energy Group, Inc.	14,497	286,171
PG&E Corp.	116,600	7,216,374
Pinnacle West Capital Corp.	24,200	1,878,646
PNM Resources, Inc.	21,200	729,280
Portland General Electric Co.	24,800	1,081,528
PPL Corp.	149,100	5,194,644
Public Service Enterprise Group, Inc.	109,200	4,832,100
Pure Cycle Corp. *	8,000	41,200
SCANA Corp.	31,005	2,130,043
Sempra Energy	56,096	5,743,669
SJW Group.	4,470	223,947
South Jersey Industries, Inc.	19,400	640,200
Southwest Gas Holdings, Inc.	13,400	1,079,638
Spire, Inc.	15,200	988,000
TerraForm Power, Inc., Class A *	9,400	111,578
The Southern Co.	222,773	11,011,669
The York Water Co.	6,100	218,380
UGI Corp.	36,400	1,687,868
Unitil Corp.	7,200	329,544
Vectren Corp.	23,366	1,282,560
WEC Energy Group, Inc.	69,277	4,090,807
Westar Energy, Inc.	33,000	1,804,770
WGL Holdings, Inc.	10,700	876,758
Xcel Energy, Inc.	109,608	4,529,003
		169,445,896
Total Common Stock
(Cost $3,301,732,665)		5,420,356,366

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)(f)	18,400	5,704

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(f)	31,000	34,410
FRD Acquisition Co. CVR *(b)(f)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(f)	8,900	—

Telecommunication Services 0.0%
Leap Wireless CVR *(b)(f)	13,000	41,600
Total Rights
(Cost $67,393)		81,714
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.46% (d)	23,784,186	23,784,186
Total Other Investment Company
(Cost $23,784,186)		23,784,186
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.29%, 02/01/17 (e)	8,336,848	8,336,848
Total Short-Term Investment
(Cost $8,336,848)		8,336,848

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $3,370,035,950 and the unrealized appreciation and depreciation were $2,182,514,047 and ($99,990,883) , respectively, with a net unrealized appreciation of $2,082,523,164.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $81,714 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $23,037,863.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/17/17	47	3,194,825	(2,660)
S&P 500 Index, e-mini, Long, expires 03/17/17	158	17,968,550	(3,892)
Net Unrealized Depreciation			(6,552)

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,126,206,832	$—	$—	$5,126,206,832
Consumer Durables & Apparel	76,474,440	—	— *	76,474,440
Real Estate	217,675,094	—	— *	217,675,094
Rights [1]	—	—	81,714 *	81,714
Other Investment Company[1]	23,784,186	—	—	23,784,186
Short-Term Investment[1]	—	8,336,848	—	8,336,848
Total	$5,444,140,552	$8,336,848	$81,714	$5,452,559,114
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($6,552)	$—	$—	($6,552)
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2017.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	2,640,791,740	3,050,642,162
0.6%	Preferred Stock	17,936,619	18,623,935
0.1%	Other Investment Company	4,552,859	4,552,859
0.5%	Short-Term Investments	13,927,219	13,927,219
99.8%	Total Investments	2,677,208,437	3,087,746,175
0.2%	Other Assets and Liabilities, Net		7,577,174
100.0%	Net Assets		3,095,323,349

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 7.4%
Banks 2.5%
Australia & New Zealand Banking Group Ltd.	716,549	15,920,562
Bank of Queensland Ltd.	89,063	809,186
Bendigo & Adelaide Bank Ltd.	117,885	1,122,672
Commonwealth Bank of Australia	418,224	25,913,188
National Australia Bank Ltd.	651,619	14,984,705
Westpac Banking Corp.	817,197	19,672,770
		78,423,083
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	686,097
Commercial & Professional Supplies 0.1%
Brambles Ltd.	392,318	3,100,495
SEEK Ltd.	74,156	812,795
		3,913,290
Consumer Services 0.2%
Aristocrat Leisure Ltd.	128,377	1,488,761
Crown Resorts Ltd.	86,330	746,813
Domino's Pizza Enterprises Ltd.	14,586	658,029
Flight Centre Travel Group Ltd.	11,202	254,699
Tabcorp Holdings Ltd.	197,467	709,745
Tatts Group Ltd.	359,783	1,184,479
		5,042,526
Diversified Financials 0.3%
AMP Ltd.	709,105	2,691,457
ASX Ltd.	47,112	1,783,153
Challenger Ltd.	134,444	1,124,947
Macquarie Group Ltd.	74,739	4,799,399
		10,398,956
Energy 0.4%
Caltex Australia Ltd.	64,807	1,406,482
Oil Search Ltd.	349,709	1,826,381
Origin Energy Ltd.	420,422	2,254,403
Santos Ltd.	395,441	1,203,046
Woodside Petroleum Ltd.	185,020	4,436,149
		11,126,461
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	273,436	8,353,249
Woolworths Ltd.	311,342	5,810,386
		14,163,635
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	958,858
Treasury Wine Estates Ltd.	179,536	1,583,870
		2,542,728
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,288,311
Healthscope Ltd.	411,020	682,567
Ramsay Health Care Ltd.	33,875	1,716,965
Sonic Healthcare Ltd.	96,015	1,514,282
		5,202,125
Insurance 0.3%
Insurance Australia Group Ltd.	597,474	2,614,802
Medibank Pvt Ltd.	707,986	1,450,900
QBE Insurance Group Ltd.	339,813	3,223,870
Suncorp Group Ltd.	309,827	3,063,240
		10,352,812
Materials 1.3%
Alumina Ltd.	652,303	961,140
Amcor Ltd.	289,149	3,138,428
BHP Billiton Ltd.	788,663	16,000,579
Boral Ltd.	290,039	1,281,767
Fortescue Metals Group Ltd.	384,488	1,945,621
Incitec Pivot Ltd.	387,731	1,133,189
James Hardie Industries plc CDI	108,813	1,709,053
Newcrest Mining Ltd.	185,787	3,046,753
Orica Ltd.	96,446	1,372,911
Rio Tinto Ltd.	102,987	5,224,471
South32 Ltd.	1,284,917	2,689,310
		38,503,222
Media 0.0%
REA Group Ltd.	11,834	472,445
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	112,159	9,561,557
Real Estate 0.6%
Dexus Property Group	239,107	1,628,859
Goodman Group	454,420	2,386,300
LendLease Group	136,065	1,454,970
Mirvac Group	951,910	1,466,301
Scentre Group	1,297,959	4,331,174
Stockland	608,687	2,008,617
The GPT Group	438,599	1,557,555
Vicinity Centres	803,376	1,743,204
Westfield Corp.	484,604	3,230,547
		19,807,527
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	503,739
Software & Services 0.0%
Computershare Ltd.	115,712	1,131,670

1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,053,996	3,998,904
TPG Telecom Ltd.	90,804	446,085
Vocus Group Ltd.	147,415	452,077
		4,897,066
Transportation 0.2%
Aurizon Holdings Ltd.	498,416	1,893,535
Qantas Airways Ltd.	144,571	373,692
Sydney Airport	283,449	1,257,848
Transurban Group	502,152	3,885,700
		7,410,775
Utilities 0.2%
AGL Energy Ltd.	167,663	2,875,017
APA Group	263,879	1,685,687
AusNet Services	407,266	488,503
DUET Group	616,563	1,310,323
		6,359,530
		230,499,244

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	72,284	2,203,300
Raiffeisen Bank International AG *	31,357	698,387
		2,901,687
Capital Goods 0.0%
ANDRITZ AG	16,537	893,822
Energy 0.0%
OMV AG	34,514	1,207,923
Materials 0.1%
voestalpine AG	29,000	1,229,694
		6,233,126

Belgium 1.1%
Banks 0.1%
KBC Group N.V.	61,980	4,025,420
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	1,814,647
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	839,879
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A./N.V.	186,516	19,475,630
Insurance 0.1%
Ageas	48,027	2,056,395
Materials 0.1%
Solvay S.A.	17,808	2,087,984
Umicore S.A.	22,105	1,238,199
		3,326,183
Media 0.0%
Telenet Group Holding N.V. *	12,101	649,338
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,097,175
Telecommunication Services 0.0%
Proximus	34,481	990,283
		35,274,950

Denmark 1.7%
Banks 0.2%
Danske Bank A/S	165,052	5,505,224
Capital Goods 0.1%
Vestas Wind Systems A/S	54,860	3,847,268
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
ISS A/S	40,953	1,458,270
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	3,598,208
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,286,108
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	28,914	2,073,287
William Demant Holding A/S *	32,260	604,038
		2,677,325
Insurance 0.0%
Tryg A/S	28,614	547,477
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,429,100
Novozymes A/S, B Shares	55,255	2,153,845
		3,582,945
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	13,680	2,649,271
Novo Nordisk A/S, Class B	467,959	16,911,914
		19,561,185
Telecommunication Services 0.1%
TDC A/S *	207,416	1,092,893
Transportation 0.2%
AP Moeller — Maersk A/S, Series A	924	1,479,380
AP Moeller — Maersk A/S, Series B	1,602	2,685,157
DSV A/S	45,591	2,217,070
		6,381,607
Utilities 0.0%
DONG Energy A/S *	21,450	813,376
		51,351,886

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,128,368
Capital Goods 0.2%
Kone Oyj, Class B	83,581	3,778,773
Metso Oyj	25,010	768,882
Wartsila Oyj Abp	36,379	1,826,926
		6,374,581
Energy 0.0%
Neste Oyj	30,786	1,071,140
Insurance 0.2%
Sampo Oyj, A Shares	110,633	5,123,248
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,610,600
UPM-Kymmene Oyj	129,195	2,930,130
		4,540,730
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,252,626
Technology Hardware & Equipment 0.2%
Nokia Oyj	1,438,841	6,460,632
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,119,839
Utilities 0.1%
Fortum Oyj	110,652	1,765,420
		28,836,584

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 9.8%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	44,788	4,811,682
Peugeot S.A. *	120,418	2,241,051
Renault S.A.	46,716	4,206,477
Valeo S.A.	57,219	3,497,203
		14,756,413
Banks 1.0%
BNP Paribas S.A.	259,565	16,604,842
Credit Agricole S.A.	273,880	3,634,844
Natixis S.A.	235,018	1,392,617
Societe Generale S.A.	188,429	9,211,822
		30,844,125
Capital Goods 1.7%
Airbus SE	141,079	9,563,036
Alstom S.A. *	37,761	1,071,445
Bouygues S.A.	52,322	1,901,169
Compagnie de Saint-Gobain	122,207	6,004,721
Dassault Aviation S.A.	607	699,617
Eiffage S.A.	13,759	989,131
Legrand S.A.	66,194	3,844,624
Rexel S.A.	77,313	1,348,412
Safran S.A.	76,767	5,203,782
Schneider Electric SE	137,992	9,873,884
Thales S.A.	24,970	2,342,552
Vinci S.A.	124,259	8,710,124
Zodiac Aerospace (a)	47,203	1,434,694
		52,987,191
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	67,071	1,313,488
Edenred	49,244	1,073,646
Societe BIC S.A.	6,847	895,255
		3,282,389
Consumer Durables & Apparel 0.8%
Christian Dior SE	12,965	2,783,136
Hermes International	6,364	2,765,713
Kering	18,451	4,392,095
LVMH Moet Hennessy Louis Vuitton SE	68,577	13,819,849
SEB S.A.	6,090	765,855
		24,526,648
Consumer Services 0.1%
Accor S.A.	41,811	1,694,432
Sodexo S.A.	22,043	2,437,565
		4,131,997
Diversified Financials 0.0%
Eurazeo S.A.	9,507	585,541
Wendel S.A.	6,304	746,081
		1,331,622
Energy 0.9%
TOTAL S.A.	550,293	27,842,165
Food & Staples Retailing 0.1%
Carrefour S.A.	139,679	3,417,007
Casino Guichard Perrachon S.A.	13,859	747,308
		4,164,315
Food, Beverage & Tobacco 0.5%
Danone S.A.	144,307	9,046,419
Pernod-Ricard S.A.	52,077	6,091,648
Remy Cointreau S.A.	5,148	468,034
		15,606,101
Health Care Equipment & Services 0.2%
Essilor International S.A.	50,483	5,922,472
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
L'Oreal S.A.	61,670	11,212,656
Insurance 0.4%
AXA S.A.	475,454	11,685,351
CNP Assurances	42,813	804,578
SCOR SE	39,088	1,322,890
		13,812,819
Materials 0.5%
Air Liquide S.A.	94,614	10,214,876
ArcelorMittal *	440,423	3,434,216
Arkema S.A.	16,784	1,657,618
Imerys S.A.	8,347	670,317
		15,977,027
Media 0.4%
Eutelsat Communications S.A.	42,441	723,902
JC Decaux S.A.	19,220	615,281
Lagardere S.C.A.	27,000	677,399
Publicis Groupe S.A.	47,259	3,246,645
SES S.A.	91,135	1,772,097
Vivendi S.A.	250,183	4,587,371
		11,622,695
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Eurofins Scientific SE	2,700	1,212,196
Sanofi	283,908	22,819,524
		24,031,720
Real Estate 0.3%
Fonciere Des Regions	8,593	716,274
Gecina S.A.	10,487	1,352,328
ICADE	9,509	674,137
Klepierre	53,561	2,033,889
Unibail-Rodamco SE	24,502	5,646,526
		10,423,154
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	149,777	1,976,781
Software & Services 0.3%
Atos SE	22,145	2,356,103
Capgemini S.A.	40,684	3,312,428
Dassault Systemes S.A.	31,267	2,420,476
		8,089,007
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	13,215	1,114,371
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,315,183
Orange S.A.	489,871	7,604,971
SFR Group S.A. *	20,060	582,860
		9,503,014
Transportation 0.1%
Aeroports de Paris	6,658	738,821
Bollore S.A.	202,640	810,454
Groupe Eurotunnel SE — Reg'd	113,376	1,054,650
		2,603,925
Utilities 0.3%
Electricite de France S.A. (a)	67,770	668,077
Engie S.A.	383,990	4,597,328
Suez	85,592	1,296,509
Veolia Environnement S.A.	119,484	2,035,207
		8,597,121
		304,359,728

3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 8.7%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	79,555	7,264,180
Continental AG	26,960	5,277,785
Daimler AG — Reg'd	236,106	17,756,790
Volkswagen AG	8,036	1,287,322
		31,586,077
Banks 0.1%
Commerzbank AG	259,072	2,253,315
Capital Goods 1.0%
Brenntag AG	38,160	2,220,042
GEA Group AG	46,234	1,915,797
HOCHTIEF AG	4,861	692,940
MAN SE	8,932	926,000
OSRAM Licht AG	22,359	1,297,954
Siemens AG — Reg'd	187,028	24,193,638
		31,246,371
Consumer Durables & Apparel 0.3%
adidas AG	45,642	7,202,525
Hugo Boss AG	17,602	1,130,888
		8,333,413
Diversified Financials 0.3%
Deutsche Bank AG — Reg'd *	336,879	6,727,795
Deutsche Boerse AG *	45,917	4,236,921
		10,964,716
Food & Staples Retailing 0.0%
METRO AG	43,780	1,498,184
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,840	4,313,049
Fresenius SE & Co. KGaA	100,772	7,975,570
		12,288,619
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,171,833
Henkel AG & Co. KGaA	24,790	2,615,896
		4,787,729
Insurance 0.9%
Allianz SE — Reg'd	111,997	19,035,491
Hannover Rueck SE	15,006	1,652,903
Muenchener Rueckversicherungs-Gesellschaft AG — Reg'd	39,319	7,404,010
		28,092,404
Materials 1.4%
BASF SE	224,694	21,690,555
Covestro AG	16,858	1,268,627
Evonik Industries AG	39,945	1,296,686
HeidelbergCement AG	36,540	3,529,914
K&S AG — Reg'd	49,682	1,262,085
LANXESS AG	22,836	1,661,805
Linde AG	45,529	7,404,122
Symrise AG	29,749	1,791,258
ThyssenKrupp AG	88,924	2,252,697
		42,157,749
Media 0.1%
Axel Springer SE	9,347	492,682
ProSiebenSat.1 Media SE	57,179	2,432,470
RTL Group S.A. *	8,951	683,833
		3,608,985
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG — Reg'd	202,407	22,483,183
Merck KGaA	31,180	3,440,146
QIAGEN N.V. *	53,388	1,553,593
		27,476,922
Real Estate 0.2%
Deutsche Wohnen AG	84,223	2,747,141
Vonovia SE	115,239	3,775,562
		6,522,703
Retailing 0.0%
Zalando SE *	20,862	825,068
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	277,368	5,103,936
Software & Services 0.7%
SAP SE	240,644	22,006,931
United Internet AG — Reg'd	30,312	1,270,275
		23,277,206
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg'd	797,044	13,953,844
Telefonica Deutschland Holding AG	186,815	781,481
		14,735,325
Transportation 0.3%
Deutsche Lufthansa AG — Reg'd	53,108	709,448
Deutsche Post AG — Reg'd	237,769	7,980,720
Fraport AG Frankfurt Airport Services Worldwide	9,632	576,428
		9,266,596
Utilities 0.2%
E.ON SE	481,636	3,710,081
Innogy SE *	33,000	1,128,730
RWE AG *	119,048	1,585,128
		6,423,939
		270,449,257

Hong Kong 3.4%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	896,500	3,584,101
Hang Seng Bank Ltd.	188,236	3,836,807
The Bank of East Asia Ltd.	305,000	1,299,133
		8,720,041
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	666,025	7,982,430
Jardine Matheson Holdings Ltd.	61,600	3,799,188
NWS Holdings Ltd.	402,000	722,376
		12,503,994
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	597,548
Techtronic Industries Co., Ltd.	331,000	1,144,799
Yue Yuen Industrial Holdings Ltd.	199,000	728,402
		2,470,749
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	568,000	2,697,937
Melco Crown Entertainment Ltd. ADR	45,490	766,052
MGM China Holdings Ltd.	254,000	493,374
Sands China Ltd.	592,400	2,606,539
Shangri-La Asia Ltd.	258,000	286,971
SJM Holdings Ltd.	398,000	316,234
Wynn Macau Ltd.	425,200	773,279
		7,940,386

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	373,992
Hong Kong Exchanges & Clearing Ltd.	281,218	6,801,775
		7,175,767
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	1,935,500	1,470,094
Insurance 0.6%
AIA Group Ltd.	2,956,800	18,306,585
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	651,025	4,279,108
Hang Lung Group Ltd.	225,000	862,903
Hang Lung Properties Ltd.	536,000	1,319,136
Henderson Land Development Co., Ltd.	266,681	1,472,062
Hongkong Land Holdings Ltd.	286,700	1,936,295
Hysan Development Co., Ltd.	156,000	710,962
Kerry Properties Ltd.	166,500	471,168
Link REIT	545,500	3,727,717
New World Development Co., Ltd.	1,434,666	1,655,309
Sino Land Co., Ltd.	800,000	1,321,877
Sun Hung Kai Properties Ltd.	348,604	4,797,158
Swire Pacific Ltd., Class A	127,590	1,299,875
Swire Properties Ltd.	277,600	781,103
The Wharf Holdings Ltd.	344,100	2,580,160
Wheelock & Co., Ltd.	204,000	1,239,895
		28,454,728
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	690,589
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	907,996
PCCW Ltd.	976,000	592,397
		1,500,393
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	350,787
MTR Corp., Ltd.	367,000	1,864,417
		2,215,204
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,342,964
CLP Holdings Ltd.	395,580	3,861,091
HK Electric Investments & HK Electric Investments Ltd.	644,000	537,553
Hong Kong & China Gas Co., Ltd.	1,851,867	3,486,698
Power Assets Holdings Ltd.	338,500	3,243,459
		12,471,765
		103,920,295

Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,748,350
Consumer Services 0.1%
Paddy Power Betfair plc	19,553	2,043,202
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,763	2,724,087
Materials 0.2%
CRH plc	200,485	6,953,955
Transportation 0.0%
Ryanair Holdings plc *	43,580	674,293
		14,143,887

Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,600,812
Bank Leumi Le-Israel B.M. *	347,306	1,436,495
Mizrahi Tefahot Bank Ltd.	30,973	477,072
		3,514,379
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	680,818
Materials 0.1%
Frutarom Industries Ltd.	9,998	528,247
Israel Chemicals Ltd.	111,577	512,804
		1,041,051
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	370,312
Teva Pharmaceutical Industries Ltd. ADR	224,455	7,503,531
		7,873,843
Real Estate 0.0%
Azrieli Group Ltd.	11,367	518,847
Software & Services 0.2%
Check Point Software Technologies Ltd. *	31,217	3,083,303
Mobileye N.V. *	41,706	1,791,690
Nice Ltd.	15,579	1,090,180
		5,965,173
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	832,009
		20,426,120

Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	1,878,137
Fiat Chrysler Automobiles N.V. *	213,501	2,337,721
		4,215,858
Banks 0.4%
Intesa Sanpaolo S.p.A.	3,118,316	7,324,487
Mediobanca S.p.A.	139,974	1,205,180
UniCredit S.p.A.	126,770	3,460,447
		11,990,114
Capital Goods 0.1%
CNH Industrial N.V.	245,645	2,182,233
Leonardo S.p.A. *	107,749	1,388,175
Prysmian S.p.A.	46,111	1,199,484
		4,769,892
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	42,574	2,285,915
Diversified Financials 0.0%
EXOR N.V.	27,867	1,271,519
Energy 0.5%
Eni S.p.A.	620,941	9,547,474
Saipem S.p.A. *	1,497,124	768,744
Snam S.p.A.	617,561	2,350,504
Tenaris S.A.	117,136	2,051,866
		14,718,588
Insurance 0.2%
Assicurazioni Generali S.p.A.	282,995	4,515,774
Poste Italiane S.p.A	124,707	784,756
UnipolSai S.p.A.	249,290	519,907
		5,820,437

5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,551,684	2,194,233
Transportation 0.1%
Atlantia S.p.A.	103,819	2,366,009
Utilities 0.3%
Enel S.p.A.	1,876,269	7,843,987
Terna — Rete Elettrica Nationale S.p.A.	363,475	1,594,139
		9,438,126
		59,070,691

Japan 24.0%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	45,600	2,085,945
Bridgestone Corp.	158,657	5,818,891
Denso Corp.	116,200	5,031,984
Fuji Heavy Industries Ltd.	149,900	5,998,412
Honda Motor Co., Ltd.	400,139	11,907,694
Isuzu Motors Ltd.	145,300	1,949,621
Koito Manufacturing Co., Ltd.	28,800	1,527,714
Mazda Motor Corp.	138,800	2,042,597
Mitsubishi Motors Corp.	176,800	957,751
NGK Spark Plug Co., Ltd.	46,900	1,056,337
Nissan Motor Co., Ltd.	589,996	5,836,928
NOK Corp.	20,800	422,701
Stanley Electric Co., Ltd.	38,100	1,073,365
Sumitomo Electric Industries Ltd.	189,200	2,753,018
Sumitomo Rubber Industries Ltd.	40,700	635,691
Suzuki Motor Corp.	82,300	3,176,191
The Yokohama Rubber Co., Ltd.	24,500	430,885
Toyoda Gosei Co., Ltd.	17,100	411,918
Toyota Industries Corp.	39,700	1,915,924
Toyota Motor Corp.	653,503	38,003,065
Yamaha Motor Co., Ltd.	69,400	1,443,482
		94,480,114
Banks 2.0%
Aozora Bank Ltd.	296,000	1,078,023
Concordia Financial Group Ltd.	277,000	1,461,015
Fukuoka Financial Group, Inc.	180,000	794,572
Japan Post Bank Co., Ltd.	100,900	1,225,656
Kyushu Financial Group, Inc.	75,000	516,763
Mebuki Financial Group, Inc.	226,580	870,130
Mitsubishi UFJ Financial Group, Inc.	3,120,809	19,984,168
Mizuho Financial Group, Inc.	5,929,634	11,002,951
Resona Holdings, Inc.	547,700	2,965,287
Seven Bank Ltd.	149,400	428,017
Shinsei Bank Ltd.	411,000	706,894
Sumitomo Mitsui Financial Group, Inc.	326,746	12,818,896
Sumitomo Mitsui Trust Holdings, Inc.	82,800	3,086,236
Suruga Bank Ltd.	44,300	1,009,241
The Bank of Kyoto Ltd.	77,000	601,943
The Chiba Bank Ltd.	169,000	1,105,484
The Chugoku Bank Ltd.	43,400	638,410
The Hachijuni Bank Ltd.	95,000	559,165
The Hiroshima Bank Ltd.	116,000	541,977
The Shizuoka Bank Ltd.	132,000	1,148,614
Yamaguchi Financial Group, Inc.	50,000	544,758
		63,088,200
Capital Goods 3.4%
Amada Holdings Co., Ltd.	86,000	1,010,816
Asahi Glass Co., Ltd.	246,000	1,827,689
Daikin Industries Ltd.	56,700	5,628,182
FANUC Corp.	47,200	9,266,616
Fuji Electric Co., Ltd.	140,000	829,420
Hino Motors Ltd.	61,600	649,903
Security	Number of Shares	Value ($)
Hitachi Construction Machinery Co., Ltd.	23,300	535,845
Hoshizaki Corp.	11,900	969,744
IHI Corp. *	356,000	958,640
ITOCHU Corp.	368,400	5,075,041
JGC Corp.	48,000	833,250
JTEKT Corp.	53,100	872,092
Kajima Corp.	215,000	1,498,514
Kawasaki Heavy Industries Ltd.	357,000	1,117,125
Keihan Holdings Co., Ltd.	115,000	766,013
Komatsu Ltd.	225,609	5,342,109
Kubota Corp.	262,500	4,173,032
Kurita Water Industries Ltd.	25,000	593,043
LIXIL Group Corp.	64,900	1,515,330
Mabuchi Motor Co., Ltd.	11,300	580,869
Makita Corp.	26,500	1,840,604
Marubeni Corp.	393,000	2,391,185
Minebea Mitsumi, Inc.	89,000	884,758
MISUMI Group, Inc.	68,200	1,274,232
Mitsubishi Corp.	371,900	8,401,255
Mitsubishi Electric Corp.	475,400	7,234,953
Mitsubishi Heavy Industries Ltd.	793,000	3,562,298
Mitsui & Co., Ltd.	422,700	6,203,493
Nabtesco Corp.	28,000	730,266
NGK Insulators Ltd.	63,000	1,235,278
Nidec Corp.	58,100	5,455,211
NSK Ltd.	102,400	1,243,059
Obayashi Corp.	157,000	1,495,610
Seibu Holdings, Inc.	40,700	685,798
Shimizu Corp.	140,000	1,286,784
SMC Corp.	13,900	3,794,397
Sumitomo Corp.	296,400	3,715,602
Sumitomo Heavy Industries Ltd.	146,000	1,003,806
Taisei Corp.	255,000	1,811,412
THK Co., Ltd.	27,000	665,312
Toshiba Corp. *	978,178	2,097,583
TOTO Ltd.	36,300	1,462,026
Toyota Tsusho Corp.	49,200	1,353,296
		103,871,491
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,342,917
Park24 Co., Ltd.	25,000	690,018
Recruit Holdings Co., Ltd.	90,900	3,979,204
Secom Co., Ltd.	52,200	3,774,975
Sohgo Security Services Co., Ltd.	17,100	643,399
Toppan Printing Co., Ltd.	128,000	1,256,440
		11,686,953
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	716,855
Bandai Namco Holdings, Inc.	47,500	1,308,186
Casio Computer Co., Ltd.	60,500	835,931
Iida Group Holdings Co., Ltd.	37,800	707,436
Nikon Corp.	81,700	1,318,575
Panasonic Corp.	542,812	5,647,921
Rinnai Corp.	8,500	722,350
Sankyo Co., Ltd.	10,600	353,920
Sega Sammy Holdings, Inc.	49,800	781,956
Sekisui Chemical Co., Ltd.	97,000	1,582,800
Sekisui House Ltd.	147,000	2,377,915
Sharp Corp. *(a)	355,000	960,025
Shimano, Inc.	18,600	2,932,991
Sony Corp.	310,700	9,407,294
Yamaha Corp.	40,300	1,230,979
		30,885,134

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	413,301
McDonald's Holdings Co., Ltd. (a)	15,000	394,361
Oriental Land Co., Ltd.	54,200	2,970,123
		3,777,785
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	381,942
AEON Financial Service Co., Ltd.	24,800	443,986
Credit Saison Co., Ltd.	34,000	619,479
Daiwa Securities Group, Inc.	404,000	2,576,016
Japan Exchange Group, Inc.	130,100	1,933,751
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	658,844
Nomura Holdings, Inc.	881,400	5,463,672
ORIX Corp.	327,800	4,945,593
SBI Holdings, Inc.	48,290	666,582
		17,689,865
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	621,521
Inpex Corp.	239,000	2,345,352
JX Holdings, Inc.	530,600	2,502,296
Showa Shell Sekiyu K.K.	49,300	483,267
TonenGeneral Sekiyu K.K.	68,000	799,687
		6,752,123
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,329,799
FamilyMart UNY Holdings Co., Ltd.	21,300	1,349,552
Lawson, Inc.	17,000	1,240,879
Seven & i Holdings Co., Ltd.	185,903	7,422,800
Sundrug Co., Ltd.	8,600	593,064
Tsuruha Holdings, Inc.	8,500	799,014
		13,735,108
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	130,700	2,579,698
Asahi Group Holdings Ltd.	93,700	3,297,270
Calbee, Inc.	20,700	673,845
Japan Tobacco, Inc.	269,600	8,696,093
Kikkoman Corp.	35,000	1,101,845
Kirin Holdings Co., Ltd.	203,000	3,326,302
MEIJI Holdings Co., Ltd.	29,000	2,246,236
NH Foods Ltd.	45,000	1,224,710
Nisshin Seifun Group, Inc.	49,400	751,498
Nissin Foods Holdings Co., Ltd.	15,200	802,153
Suntory Beverage & Food Ltd.	34,000	1,446,618
Toyo Suisan Kaisha Ltd.	22,800	813,536
Yakult Honsha Co., Ltd.	23,100	1,187,132
Yamazaki Baking Co., Ltd.	32,000	643,543
		28,790,479
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	707,796
CYBERDYNE, Inc. *(a)	23,300	328,867
Hoya Corp.	97,807	4,263,106
M3, Inc.	49,500	1,329,904
Medipal Holdings Corp.	43,300	701,785
Miraca Holdings, Inc.	14,800	674,518
Olympus Corp.	71,300	2,466,573
Suzuken Co., Ltd.	19,500	643,791
Sysmex Corp.	37,000	2,222,958
Terumo Corp.	85,200	3,151,877
		16,491,175
Household & Personal Products 0.4%
Kao Corp.	123,319	6,102,402
Kose Corp.	8,000	681,265
Lion Corp.	58,000	1,008,808
Pola Orbis Holdings, Inc.	5,300	503,515
Security	Number of Shares	Value ($)
Shiseido Co., Ltd.	90,100	2,518,208
Unicharm Corp.	100,500	2,263,468
		13,077,666
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	263,600	4,778,776
Japan Post Holdings Co., Ltd.	105,000	1,318,462
MS&AD Insurance Group Holdings, Inc.	124,662	4,170,381
Sompo Holdings, Inc.	85,100	3,081,450
Sony Financial Holdings, Inc.	40,600	679,976
T&D Holdings, Inc.	138,100	2,045,887
Tokio Marine Holdings, Inc.	166,299	6,933,666
		23,008,598
Materials 1.5%
Air Water, Inc.	34,000	629,534
Asahi Kasei Corp.	307,000	2,863,251
Daicel Corp.	72,300	799,499
Hitachi Chemical Co., Ltd.	22,600	641,638
Hitachi Metals Ltd.	55,800	773,561
JFE Holdings, Inc.	124,700	2,182,760
JSR Corp.	49,900	855,255
Kaneka Corp.	72,000	620,367
Kansai Paint Co., Ltd.	55,200	1,072,310
Kobe Steel Ltd. *	68,700	668,238
Kuraray Co., Ltd.	88,000	1,394,799
Maruichi Steel Tube Ltd.	13,300	445,985
Mitsubishi Chemical Holdings Corp.	322,400	2,248,724
Mitsubishi Gas Chemical Co., Inc.	42,500	815,165
Mitsubishi Materials Corp.	27,200	928,201
Mitsui Chemicals, Inc.	220,000	1,034,569
Nippon Paint Holdings Co., Ltd.	40,500	1,181,367
Nippon Steel & Sumitomo Metal Corp.	196,841	4,755,195
Nissan Chemical Industries Ltd.	30,700	1,096,176
Nitto Denko Corp.	40,000	3,165,054
Oji Holdings Corp.	207,000	916,212
Shin-Etsu Chemical Co., Ltd.	94,460	8,149,119
Sumitomo Chemical Co., Ltd.	380,000	2,024,635
Sumitomo Metal Mining Co., Ltd.	119,000	1,612,237
Taiheiyo Cement Corp.	281,000	981,895
Taiyo Nippon Sanso Corp.	27,900	329,501
Teijin Ltd.	48,200	1,017,347
Toray Industries, Inc.	351,000	3,039,283
Toyo Seikan Group Holdings Ltd.	40,600	748,810
		46,990,687
Media 0.1%
Dentsu, Inc.	53,700	2,481,964
Hakuhodo DY Holdings, Inc.	53,300	655,773
Toho Co., Ltd.	29,100	839,217
		3,976,954
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	523,750	7,029,654
Chugai Pharmaceutical Co., Ltd.	53,200	1,563,474
Daiichi Sankyo Co., Ltd.	148,700	3,326,876
Eisai Co., Ltd.	60,900	3,356,849
Hisamitsu Pharmaceutical Co., Inc.	14,600	762,130
Kyowa Hakko Kirin Co., Ltd.	62,300	843,634
Mitsubishi Tanabe Pharma Corp.	59,000	1,183,371
Ono Pharmaceutical Co., Ltd.	99,500	2,041,371
Otsuka Holdings Co., Ltd.	94,400	4,348,819
Santen Pharmaceutical Co., Ltd.	90,800	1,140,983
Shionogi & Co., Ltd.	71,700	3,453,229
Sumitomo Dainippon Pharma Co., Ltd.	41,500	703,990

7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	726,921
Takeda Pharmaceutical Co., Ltd.	175,900	7,367,680
		37,848,981
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	397,110
Daito Trust Construction Co., Ltd.	17,100	2,390,566
Daiwa House Industry Co., Ltd.	139,000	3,764,417
Daiwa House REIT Investment Corp.	352	886,363
Hulic Co., Ltd.	66,400	647,462
Japan Prime Realty Investment Corp.	196	786,550
Japan Real Estate Investment Corp.	310	1,761,546
Japan Retail Fund Investment Corp.	624	1,334,163
Mitsubishi Estate Co., Ltd.	305,502	5,814,902
Mitsui Fudosan Co., Ltd.	217,777	5,027,859
Nippon Building Fund, Inc.	343	1,969,831
Nippon Prologis REIT, Inc.	396	827,495
Nomura Real Estate Holdings, Inc.	31,300	538,369
Nomura Real Estate Master Fund, Inc.	957	1,491,068
Sumitomo Realty & Development Co., Ltd.	86,000	2,326,441
Tokyo Tatemono Co., Ltd.	48,500	642,295
Tokyu Fudosan Holdings Corp.	132,900	776,915
United Urban Investment Corp.	678	1,081,415
		32,464,767
Retailing 0.6%
ABC-Mart, Inc.	8,180	476,232
Don Quijote Holdings Co., Ltd.	28,100	1,019,898
Fast Retailing Co., Ltd.	13,100	4,120,148
Hikari Tsushin, Inc.	5,100	466,060
Isetan Mitsukoshi Holdings Ltd.	85,700	1,002,456
J. Front Retailing Co., Ltd.	59,500	858,687
Marui Group Co., Ltd.	52,300	747,814
Nitori Holdings Co., Ltd.	19,200	2,151,776
Rakuten, Inc.	220,820	2,204,268
Ryohin Keikaku Co., Ltd.	5,800	1,087,252
Shimamura Co., Ltd.	5,400	707,766
Start Today Co., Ltd.	41,400	779,789
Takashimaya Co., Ltd.	81,000	697,569
USS Co., Ltd.	51,600	905,646
Yamada Denki Co., Ltd.	142,700	786,193
		18,011,554
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd.	21,500	1,374,844
Tokyo Electron Ltd.	38,900	4,029,445
		5,404,289
Software & Services 0.6%
Dena Co., Ltd.	25,700	574,249
Fujitsu Ltd.	458,000	2,661,875
Kakaku.com, Inc.	38,400	695,148
Konami Holdings Corp.	24,600	983,737
LINE Corp. *(a)	10,700	342,678
Mixi, Inc.	10,100	438,200
Nexon Co., Ltd.	41,200	627,278
Nintendo Co., Ltd.	27,539	5,636,730
Nomura Research Institute Ltd.	32,300	1,103,638
NTT Data Corp.	31,100	1,567,352
Obic Co., Ltd.	15,400	739,175
Oracle Corp., Japan	9,600	537,895
Otsuka Corp.	13,300	684,470
Trend Micro, Inc. *	28,900	1,121,517
Yahoo Japan Corp.	353,000	1,481,479
		19,195,421
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	48,000	1,278,517
Brother Industries Ltd.	54,100	998,570
Canon, Inc.	262,695	7,772,194
FUJIFILM Holdings Corp.	108,411	4,198,242
Hamamatsu Photonics K.K.	33,000	953,030
Hirose Electric Co., Ltd.	8,185	1,065,513
Hitachi High-Technologies Corp.	15,900	681,062
Hitachi Ltd.	1,181,079	6,762,212
Keyence Corp.	23,800	9,243,135
Konica Minolta, Inc.	106,500	1,103,237
Kyocera Corp.	79,600	4,144,037
Murata Manufacturing Co., Ltd.	46,574	6,272,787
NEC Corp.	659,000	1,520,973
Nippon Electric Glass Co., Ltd.	114,000	656,243
Omron Corp.	46,400	1,903,748
Ricoh Co., Ltd.	155,600	1,388,183
Seiko Epson Corp.	70,400	1,450,308
Shimadzu Corp.	58,000	978,803
TDK Corp.	29,400	2,113,165
Yaskawa Electric Corp.	63,500	1,145,029
Yokogawa Electric Corp.	51,000	814,982
		56,443,970
Telecommunication Services 1.5%
KDDI Corp.	445,900	11,980,610
Nippon Telegraph & Telephone Corp.	169,956	7,507,347
NTT DOCOMO, Inc.	338,000	8,081,601
SoftBank Group Corp.	235,100	18,112,039
		45,681,597
Transportation 1.2%
ANA Holdings, Inc.	293,000	870,296
Central Japan Railway Co.	35,500	5,736,310
East Japan Railway Co.	81,660	7,394,894
Hankyu Hanshin Holdings, Inc.	59,300	2,012,042
Japan Airlines Co., Ltd.	27,200	866,134
Japan Airport Terminal Co., Ltd. (a)	12,900	461,213
Kamigumi Co., Ltd.	51,000	495,758
Keikyu Corp.	111,000	1,301,690
Keio Corp.	132,000	1,084,987
Keisei Electric Railway Co., Ltd.	31,500	745,803
Kintetsu Group Holdings Co., Ltd.	440,000	1,691,473
Mitsubishi Logistics Corp.	25,000	355,622
Mitsui O.S.K. Lines Ltd.	273,000	867,563
Nagoya Railroad Co., Ltd.	227,000	1,117,453
Nippon Express Co., Ltd.	213,000	1,126,786
Nippon Yusen K.K.	383,000	809,918
Odakyu Electric Railway Co., Ltd.	69,500	1,376,407
Tobu Railway Co., Ltd.	221,000	1,121,623
Tokyu Corp.	270,000	1,988,509
West Japan Railway Co.	40,700	2,651,718
Yamato Holdings Co., Ltd.	83,400	1,680,788
		35,756,987
Utilities 0.5%
Chubu Electric Power Co., Inc.	161,900	2,161,448
Electric Power Development Co., Ltd.	33,800	785,608
Hokuriku Electric Power Co.	40,300	406,033
Kyushu Electric Power Co., Inc.	104,200	1,163,074
Osaka Gas Co., Ltd.	443,000	1,660,551
The Chugoku Electric Power Co., Inc.	70,100	789,327
The Kansai Electric Power Co., Inc. *	176,500	1,886,122
Toho Gas Co., Ltd.	89,000	665,787
Tohoku Electric Power Co., Inc.	111,800	1,364,807

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,317,519
Tokyo Gas Co., Ltd.	481,201	2,135,504
		14,335,780
		743,445,678

Netherlands 3.3%
Banks 0.5%
ABN AMRO Group N.V. CVA	69,861	1,643,323
ING Groep N.V.	950,340	13,652,535
		15,295,858
Capital Goods 0.3%
AerCap Holdings N.V. *	40,967	1,813,609
Boskalis Westminster N.V.	21,558	797,601
Koninklijke Philips N.V.	231,677	6,797,980
		9,409,190
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	29,790	1,733,170
RELX N.V.	238,840	4,034,178
Wolters Kluwer N.V.	73,207	2,799,560
		8,566,908
Energy 0.0%
Koninklijke Vopak N.V.	16,676	716,319
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	312,133	6,649,599
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	52,087	1,798,650
Heineken Holding N.V.	24,444	1,717,144
Heineken N.V.	57,270	4,283,166
		7,798,960
Household & Personal Products 0.5%
Unilever N.V. CVA	399,409	16,200,740
Insurance 0.2%
Aegon N.V.	434,813	2,363,423
NN Group N.V.	76,122	2,695,924
		5,059,347
Materials 0.2%
Akzo Nobel N.V.	61,052	4,143,312
Koninklijke DSM N.V.	43,663	2,783,532
		6,926,844
Media 0.1%
Altice N.V., Class A *	91,755	2,014,376
Altice N.V., Class B *	24,908	549,721
		2,564,097
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	90,585	10,999,169
NXP Semiconductors N.V. *	71,349	6,981,500
		17,980,669
Software & Services 0.0%
Gemalto N.V.	19,973	1,160,741
Telecommunication Services 0.1%
Koninklijke KPN N.V.	832,010	2,396,998
		100,726,270

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	623,246
Materials 0.1%
Fletcher Building Ltd.	171,142	1,318,549
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	1,082,488
Security	Number of Shares	Value ($)
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,211,595
Utilities 0.1%
Contact Energy Ltd.	165,447	579,769
Mercury NZ Ltd.	131,151	295,546
Meridian Energy Ltd.	316,280	611,077
		1,486,392
		5,722,270

Norway 0.7%
Banks 0.1%
DNB A.S.A.	240,518	4,012,445
Energy 0.2%
Statoil A.S.A.	276,021	5,147,017
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	89,225	1,575,342
Orkla A.S.A.	198,846	1,855,192
		3,430,534
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	844,940
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,889,182
Yara International A.S.A.	45,058	1,899,897
		3,789,079
Media 0.1%
Schibsted A.S.A., B Shares	20,539	511,392
Schibsted A.S.A., Class A	17,000	449,528
		960,920
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	2,857,311
		21,042,246

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. — Reg'd *(b)(e)	470,491	—
Energy 0.1%
Galp Energia, SGPS, S.A.	126,038	1,857,072
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,013,115
Utilities 0.0%
EDP — Energias de Portugal S.A.	562,711	1,636,431
		4,506,618

Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	428,546	5,793,926
Oversea-Chinese Banking Corp., Ltd.	784,771	5,234,115
United Overseas Bank Ltd.	322,633	4,798,183
		15,826,224
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,551,626
Sembcorp Industries Ltd.	260,600	581,994
Singapore Technologies Engineering Ltd.	375,200	879,295
Yangzijiang Shipbuilding Holdings Ltd.	431,000	246,481
		3,259,396
Consumer Services 0.1%
Genting Singapore plc	1,564,900	1,079,368
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	983,102

9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	497,061
Wilmar International Ltd.	456,200	1,255,467
		1,752,528
Media 0.0%
Singapore Press Holdings Ltd.	367,400	900,944
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	946,189
CapitaLand Commercial Trust	452,900	490,660
CapitaLand Ltd.	633,200	1,477,727
CapitaLand Mall Trust	644,100	885,062
City Developments Ltd.	113,500	745,012
Global Logistic Properties Ltd.	606,000	1,116,846
Suntec Real Estate Investment Trust	570,100	700,657
UOL Group Ltd.	128,200	580,627
		6,942,780
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	645,113
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,926,837	5,297,631
StarHub Ltd.	129,000	271,603
		5,569,234
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	919,936
Hutchison Port Holdings Trust, Class U	1,165,600	495,759
SATS Ltd.	177,500	664,988
Singapore Airlines Ltd.	128,400	904,325
		2,985,008
		39,943,697

Spain 3.1%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,597,796	10,865,956
Banco De Sabadell S.A.	1,313,148	1,982,482
Banco Popular Espanol S.A.	835,149	864,783
Banco Santander S.A.	3,576,276	19,980,166
Bankia S.A.	1,163,780	1,230,299
Bankinter S.A.	167,699	1,349,825
CaixaBank S.A.	789,114	2,892,489
		39,166,000
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	48,520	1,495,406
Ferrovial S.A.	117,317	2,129,576
Zardoya Otis S.A.	44,981	379,680
		4,004,662
Energy 0.2%
Enagas S.A.	53,218	1,306,994
Repsol S.A.	276,668	4,100,686
		5,407,680
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	162,710	861,189
Insurance 0.0%
Mapfre S.A.	244,029	739,908
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	69,528	1,492,632
Retailing 0.3%
Industria de Diseno Textil S.A.	265,941	8,796,137
Software & Services 0.2%
Amadeus IT Group S.A.	107,407	4,968,737
Security	Number of Shares	Value ($)
Telecommunication Services 0.4%
Telefonica S.A.	1,142,483	11,053,633
Transportation 0.2%
Abertis Infraestructuras S.A.	152,276	2,182,067
Aena S.A.	16,942	2,463,827
International Consolidated Airlines Group S.A.	219,643	1,320,524
		5,966,418
Utilities 0.4%
Endesa S.A.	76,694	1,581,623
Gas Natural SDG S.A.	82,954	1,600,184
Iberdrola S.A.	1,331,999	8,413,084
Red Electrica Corp. S.A.	104,948	1,876,683
		13,471,574
		95,928,570

Sweden 2.9%
Banks 0.8%
Nordea Bank AB	745,352	8,998,091
Skandinaviska Enskilda Banken AB, A Shares	375,695	4,220,111
Svenska Handelsbanken AB, A Shares	373,166	5,570,886
Swedbank AB, A Shares	218,235	5,518,080
		24,307,168
Capital Goods 0.9%
Alfa Laval AB	71,707	1,340,647
Assa Abloy AB, Class B	247,343	4,680,339
Atlas Copco AB, A Shares	164,269	5,268,391
Atlas Copco AB, B Shares	94,007	2,726,340
Sandvik AB	260,070	3,510,582
Skanska AB, B Shares	81,302	1,987,843
SKF AB, B Shares	94,053	1,892,517
Volvo AB, B Shares	377,860	4,835,763
		26,242,422
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,177,116
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,501,545
Husqvarna AB, B Shares	94,980	795,488
		2,297,033
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	799,323
Investor AB, B Shares	112,313	4,483,111
Kinnevik AB, Class B	55,465	1,423,924
LE Lundbergfortagen AB, B Shares	10,963	705,387
		7,411,745
Energy 0.0%
Lundin Petroleum AB *	49,233	1,062,469
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	621,059
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,488,201
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	759,724
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	147,334	4,433,513
Materials 0.1%
Boliden AB	68,957	2,011,640
Retailing 0.2%
Hennes & Mauritz AB, B Shares	229,476	6,565,760

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	62,898	2,488,036
Telefonaktiebolaget LM Ericsson, B Shares	758,296	4,487,846
		6,975,882
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	14,921	738,922
Tele2 AB, B Shares	92,610	816,510
Telia Co. AB	649,857	2,636,104
		4,191,536
		89,545,268

Switzerland 8.7%
Capital Goods 0.6%
ABB Ltd. — Reg'd *	459,115	10,941,094
Geberit AG — Reg'd	8,940	3,820,863
Schindler Holding AG	10,147	1,934,191
Schindler Holding AG — Reg'd	4,537	854,669
		17,550,817
Commercial & Professional Supplies 0.2%
Adecco Group AG	40,654	2,908,989
SGS S.A. — Reg'd	1,318	2,796,510
		5,705,499
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. — Reg'd	128,059	9,973,197
The Swatch Group AG — Bearer Shares	7,707	2,731,400
The Swatch Group AG — Reg'd	11,639	813,217
		13,517,814
Diversified Financials 0.9%
Credit Suisse Group AG — Reg'd *	481,260	7,346,493
Julius Baer Group Ltd. *	56,334	2,648,303
Pargesa Holding S.A.	8,318	554,084
Partners Group Holding AG	4,156	2,100,308
UBS Group AG — Reg’d	896,178	14,564,083
		27,213,271
Food, Beverage & Tobacco 1.9%
Aryzta AG *	22,198	611,447
Barry Callebaut AG — Reg'd *	534	660,760
Chocoladefabriken Lindt & Spruengli AG	238	1,320,989
Chocoladefabriken Lindt & Spruengli AG — Reg'd	25	1,621,466
Nestle S.A. — Reg'd	760,532	55,720,005
		59,934,667
Health Care Equipment & Services 0.1%
Sonova Holding AG — Reg'd	12,877	1,704,981
Insurance 0.7%
Baloise Holding AG — Reg'd	13,040	1,679,068
Swiss Life Holding AG — Reg'd *	7,680	2,331,551
Swiss Re AG	79,249	7,405,710
Zurich Insurance Group AG *	37,029	10,663,374
		22,079,703
Materials 0.8%
EMS-Chemie Holding AG — Reg'd	2,075	1,071,120
Givaudan S.A. — Reg'd	2,272	4,096,054
LafargeHolcim Ltd. — Reg'd *	112,526	6,058,829
Sika AG	519	2,727,474
Syngenta AG — Reg'd	22,735	9,662,680
		23,616,157
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. — Reg'd *	23,594	6,160,218
Galenica AG — Reg'd	909	996,621
Lonza Group AG — Reg'd *	12,926	2,374,753
Novartis AG — Reg'd	546,696	40,361,222
Roche Holding AG	172,103	40,779,497
		90,672,311
Real Estate 0.0%
Swiss Prime Site AG — Reg'd *	16,700	1,391,163
Retailing 0.0%
Dufry AG — Reg'd *	10,808	1,542,912
Telecommunication Services 0.1%
Swisscom AG — Reg'd	6,501	2,867,890
Transportation 0.1%
Kuehne & Nagel International AG — Reg'd	13,052	1,785,878
		269,583,063

United Kingdom 18.0%
Automobiles & Components 0.1%
GKN plc	403,858	1,751,041
Banks 2.5%
Barclays plc	4,146,340	11,507,415
HSBC Holdings plc	4,866,287	41,513,886
Lloyds Banking Group plc	15,743,426	12,912,765
Royal Bank of Scotland Group plc *	862,342	2,415,818
Standard Chartered plc *	797,678	7,811,139
		76,161,023
Capital Goods 0.9%
Ashtead Group plc	123,822	2,510,412
BAE Systems plc	779,812	5,727,479
Bunzl plc	85,080	2,242,760
Cobham plc	399,549	683,702
DCC plc	21,014	1,695,057
IMI plc	72,442	1,065,931
Meggitt plc	179,669	947,566
Rolls-Royce Holdings plc *	445,228	3,749,987
Smiths Group plc	100,072	1,896,751
The Weir Group plc	55,366	1,402,563
Travis Perkins plc	59,574	1,092,631
Wolseley plc	61,057	3,781,273
		26,796,112
Commercial & Professional Supplies 0.4%
Babcock International Group plc	58,617	660,167
Capita plc	158,039	997,091
Experian plc	233,332	4,506,165
G4S plc	381,811	1,230,065
Intertek Group plc	41,015	1,755,715
RELX plc	265,477	4,765,337
		13,914,540
Consumer Durables & Apparel 0.3%
Barratt Developments plc	232,875	1,404,364
Burberry Group plc	109,653	2,267,563
Persimmon plc	72,100	1,756,093
Taylor Wimpey plc	803,910	1,697,223
The Berkeley Group Holdings plc	31,587	1,115,637
		8,240,880
Consumer Services 0.6%
Carnival plc	45,653	2,442,381
Compass Group plc	405,122	7,209,971
InterContinental Hotels Group plc	44,165	2,050,878
Merlin Entertainments plc	175,038	1,052,351
TUI AG	127,553	1,869,374

11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Whitbread plc	43,597	2,158,140
William Hill plc	221,805	723,506
		17,506,601
Diversified Financials 0.3%
3i Group plc	245,698	2,170,437
Aberdeen Asset Management plc	237,683	786,602
Hargreaves Lansdown plc	64,972	1,109,951
Investec plc	154,548	1,096,525
London Stock Exchange Group plc	75,135	3,008,114
Provident Financial plc	34,271	1,180,139
Schroders plc	35,184	1,304,914
		10,656,682
Energy 2.7%
BP plc	4,592,391	27,428,212
Petrofac Ltd.	60,315	698,399
Royal Dutch Shell plc, A Shares	1,053,809	28,581,040
Royal Dutch Shell plc, B Shares	919,233	25,963,187
		82,670,838
Food & Staples Retailing 0.3%
J. Sainsbury plc	391,405	1,273,462
Tesco plc *	1,990,639	4,890,125
WM Morrison Supermarkets plc	564,386	1,682,596
		7,846,183
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	86,124	2,595,354
British American Tobacco plc	455,789	28,134,890
Coca-Cola HBC AG CDI *	46,186	1,055,724
Diageo plc	617,479	17,152,232
Imperial Brands plc	234,941	10,884,259
Tate & Lyle plc	123,305	1,042,217
		60,864,676
Health Care Equipment & Services 0.1%
Mediclinic International plc	84,173	832,796
Smith & Nephew plc	218,512	3,268,863
		4,101,659
Household & Personal Products 0.8%
Reckitt Benckiser Group plc	155,118	13,309,980
Unilever plc	312,261	12,648,389
		25,958,369
Insurance 1.1%
Admiral Group plc	52,234	1,170,255
Aviva plc	992,924	5,978,273
Direct Line Insurance Group plc	329,168	1,474,608
Legal & General Group plc	1,472,816	4,367,924
Old Mutual plc	1,209,116	3,175,042
Prudential plc	627,485	12,159,869
RSA Insurance Group plc	249,340	1,805,343
St. James's Place plc	125,254	1,694,505
Standard Life plc	473,321	2,067,964
		33,893,783
Materials 1.6%
Anglo American plc *	337,906	5,824,921
Antofagasta plc	88,778	938,000
BHP Billiton plc	518,525	9,456,752
Croda International plc	32,210	1,360,133
Fresnillo plc	54,397	998,535
Glencore plc *	3,007,731	12,457,066
Johnson Matthey plc	48,529	1,990,566
Mondi plc	94,027	2,078,197
Randgold Resources Ltd.	23,870	2,031,841
Rio Tinto plc	301,414	13,353,532
		50,489,543
Security	Number of Shares	Value ($)
Media 0.5%
ITV plc	912,832	2,342,351
Pearson plc	206,989	1,613,691
Sky plc	247,935	3,132,571
WPP plc	315,740	7,348,559
		14,437,172
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	309,611	16,430,741
GlaxoSmithKline plc	1,194,819	23,089,843
Hikma Pharmaceuticals plc	33,976	782,574
Shire plc	221,316	12,321,937
		52,625,095
Real Estate 0.2%
Hammerson plc	185,934	1,281,519
Intu Properties plc	214,014	729,947
Land Securities Group plc	196,786	2,466,232
Segro plc	196,792	1,143,163
The British Land Co., plc	231,969	1,705,015
		7,325,876
Retailing 0.2%
Dixons Carphone plc	239,157	953,989
Kingfisher plc	547,200	2,321,655
Marks & Spencer Group plc	395,363	1,675,788
Next plc	34,990	1,688,297
		6,639,729
Software & Services 0.2%
Auto Trader Group plc	231,645	1,169,951
The Sage Group plc	257,798	1,993,846
Worldpay Group plc	426,707	1,539,382
		4,703,179
Telecommunication Services 0.8%
BT Group plc	2,056,724	7,887,564
Inmarsat plc	104,142	797,915
Vodafone Group plc	6,535,288	16,008,382
		24,693,861
Transportation 0.0%
easyJet plc	37,117	444,960
Royal Mail plc	210,337	1,092,355
		1,537,315
Utilities 0.7%
Centrica plc	1,371,492	3,882,719
National Grid plc	917,240	10,743,802
Severn Trent plc	57,848	1,658,126
SSE plc	244,347	4,593,384
United Utilities Group plc	167,568	1,940,526
		22,818,557
		555,632,714
Total Common Stock
(Cost $2,640,791,740)		3,050,642,162

Preferred Stock 0.6% of net assets

Germany 0.6%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	14,195	1,066,394
Porsche Automobil Holding SE	38,475	2,314,395
Schaeffler AG	39,555	641,423
Volkswagen AG	44,875	7,007,501
		11,029,713
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	43,733	5,338,630

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.0%
Fuchs Petrolub SE	16,120	738,201
		17,106,544

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. — RSP	209,571	463,599
Telecommunication Services 0.0%
Telecom Italia S.p.A. — RSP *	1,475,907	1,053,792
		1,517,391
Total Preferred Stock
(Cost $17,936,619)		18,623,935

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund,Select Class 0.40% (c)	4,552,859	4,552,859
Total Other Investment Company
(Cost $4,552,859)		4,552,859
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
Australia & New Zealand Banking Group Ltd.
Australian Dollar
0.50%, 02/01/17 (d)	74,506	56,506
Great British Pound
0.05%, 02/01/17 (d)	138,769	174,571
Brown Brothers Harriman
Danish Krone
(0.40%), 02/01/17 (d)	22,731	3,300
New Zealand Dollar
0.77%, 02/01/17 (d)	21,676	15,903
Norwegian Krone
0.05%, 02/01/17 (d)	4,287	520
Swiss Franc
(1.45%), 02/01/17 (d)	3,145	3,178
DNB
Euro
(0.58%), 02/01/17 (d)	314,703	339,722
Skandinaviska Enskilda Banken
Japanese Yen
(0.21%), 02/01/17 (d)	5,977,217	52,938
Swedish Krona
(0.95%), 02/01/17 (d)	431,683	49,351
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.29%, 02/01/17 (d)	13,100,000	13,100,000
The Hongkong and Shanghai Banking Corp.
Singapore Dollar
0.01%, 02/01/17 (d)	184,949	131,230
Total Short-Term Investments
(Cost $13,927,219)		13,927,219

End of Investments.

At 01/31/17, the tax basis cost of the fund's investments was $2,695,544,570 and the unrealized appreciation and depreciation were $626,071,690 and ($233,870,085), respectively, with a net unrealized appreciation of $392,201,605.
At 01/31/17, the values of certain foreign securities held by the fund aggregating $3,039,666,691 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,386,137.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 03/17/17	230	19,876,600	351,183

13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$2,496,526,018	$—	$2,496,526,018
Germany [1]	—	264,025,318	—	264,025,318
Utilities	1,128,730	5,295,209	—	6,423,939
Hong Kong[1]	—	93,509,160	—	93,509,160
Consumer Durables & Apparel	728,402	1,742,347	—	2,470,749
Consumer Services	766,052	7,174,334	—	7,940,386
Ireland [1]	—	9,376,598	—	9,376,598
Consumer Services	2,043,202	—	—	2,043,202
Food, Beverage & Tobacco	2,724,087	—	—	2,724,087
Israel [1]	—	6,587,104	—	6,587,104
Pharmaceuticals, Biotechnology & Life Sciences	7,873,843	—	—	7,873,843
Software & Services	4,874,993	1,090,180	—	5,965,173
Netherlands [1]	—	73,336,411	—	73,336,411
Capital Goods	1,813,609	7,595,581	—	9,409,190
Semiconductors & Semiconductor Equipment	6,981,500	10,999,169	—	17,980,669
Portugal [1]	—	4,506,618	—	4,506,618
Banks	—	—	— *	—
Singapore [1]	—	36,958,689	—	36,958,689
Transportation	664,988	2,320,020	—	2,985,008
Preferred Stock[1]	—	18,623,935	—	18,623,935
Other Investment Company[1]	4,552,859	—	—	4,552,859
Short-Term Investments[1]	—	13,927,219	—	13,927,219
Total	$34,152,265	$3,053,593,910	$—	$3,087,746,175
Other Financial Instruments
Futures Contracts[2]	$351,183	$—	$—	$351,183
*	Level 3 amount shown includes securities determined to have no value at January 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $27,697,182 and $2,652,218 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
14

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
15

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/17	Market Value at 01/31/17	Realized Gains (Losses) 11/01/16 to 01/31/17	Dividends Received 11/01/16 to 01/31/17
Schwab S&P 500 Index Fund	1,480,381	29,700	—	1,510,081	$62,275,740	$—	$103,627
Schwab 1000 Index Fund	375,265	—	—	375,265	$15,475,929	$—	$26,269
Schwab Total Stock Market Index Fund	250,126	19,444	—	269,570	$11,117,067	$—	$17,509
REG87637JAN17
16

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 13, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: March 13, 2017